UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Brian C. Janssen

American High-Income Municipal Bond Fund

6455 Irvine Center Drive

Irvine, California 92620

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Semi-annual reports for the six months ended January 31, 2020

Invest in
municipal bonds
for tax-advantaged
income

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2019 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated October 1, 2019 (as supplemented to date):

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime[1]	expense ratios[2]

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.53%	0.69%	1.09%	0.59%
Limited Term Tax-Exempt Bond Fund of America	2.03	1.40	2.50	0.62

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	3.15	2.57	4.03	0.54
American High-Income Municipal Bond Fund	4.80	4.13	5.83	0.70
The Tax-Exempt Fund of California	3.26	2.62	4.55	0.61
American Funds Tax-Exempt Fund of New York	2.99	2.29	3.44	0.67 [3]

[1]	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.
[2]	Restated to reflect current fees.
[3]	The net expense ratio for American Funds Tax-Exempt Fund of New York is 0.64% as of the prospectus dated October 1, 2019.

For other share class results, visit capitalgroup.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results and the net expense ratio reflect the reimbursement, without which the results would have been lower and the expense ratio would have been higher. This reimbursement will be in effect through at least October 1, 2020, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information.

A summary of each fund’s 30-day yield can be found on page 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Funds’ 30-day yields
2	Results at a glance
Investment portfolios
3	American Funds Short-Term Tax-Exempt Bond Fund
10	Limited Term Tax-Exempt Bond Fund of America
17	The Tax-Exempt Bond Fund of America
36	American High-Income Municipal Bond Fund
54	The Tax-Exempt Fund of California
70	American Funds Tax-Exempt Fund of New York
78	Financial statements

Fellow investors:

Shown in the following tables are the 30-day yields and 12-month distribution rates as of February 29, 2020, as well as the results for the six months ended January 31, 2020, for the six American Funds tax-exempt municipal bond funds. Also shown are the results of the funds’ primary benchmarks and peer groups. For additional information about the funds, their investment results, holdings and portfolio managers, visit capitalgroup.com/individual/products/mutual-funds.html.

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of February 29, 2020. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ.

	SEC	12-month
Class A shares	30-day yield	distribution rate

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.60%	1.41%
Limited Term Tax-Exempt Bond Fund of America	0.78	1.72

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	1.17	2.42
American High-Income Municipal Bond Fund	1.85	3.13
The Tax-Exempt Fund of California	0.76	2.40
American Funds Tax-Exempt Fund of New York	0.96 *	2.30

*	The SEC 30-day yield for American Funds Tax-Exempt Fund of New York is 0.97% with the fund’s reimbursement.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/ higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	1

Results at a glance

For periods ended January 31, 2020, with distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*

American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	1.09%	3.21%	1.20%	1.37%	1.43%
Bloomberg Barclays Municipal Short 1–5 Years Index	1.29	3.78	1.65	1.81	1.91
Lipper Short Municipal Debt Funds Average	1.01	2.83	1.13	1.21	1.32

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	1.84	5.07	1.92	2.79	3.84
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index	2.02	5.59	2.36	2.92	4.11
Lipper Short-Intermediate Municipal Debt Funds Average	1.81	4.86	1.79	2.23	3.43

The Tax-Exempt Bond Fund of America (Class A shares)	3.09	8.25	3.39	4.54	6.37
Bloomberg Barclays Municipal Bond Index	3.33	8.65	3.53	4.47	—	†
Lipper General & Insured Municipal Debt Funds Average	3.38	8.92	3.35	4.40	6.19

American High-Income Municipal Bond Fund (Class A shares)	3.91	10.14	4.93	6.31	5.64
Bloomberg Barclays Municipal Bond Index	3.33	8.65	3.53	4.47	5.35
Bloomberg Barclays High Yield Municipal Bond Index	5.66	12.65	6.07	7.25	—	†
Lipper High Yield Municipal Debt Funds Average	4.18	10.55	4.67	5.81	5.18

The Tax-Exempt Fund of California (Class A shares)	3.15	8.54	3.45	5.05	5.49
Bloomberg Barclays California Municipal Index	3.38	8.89	3.53	4.97	—	†
Lipper California Municipal Debt Funds Average	3.58	9.39	3.58	5.00	5.53

American Funds Tax-Exempt Fund of New York (Class A shares)	3.05	8.30	3.08	—	4.04
Bloomberg Barclays New York Municipal Index	3.03	8.20	3.38	—	3.99
Lipper New York Municipal Debt Funds Average	3.32	8.86	3.34	—	3.81

*	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
†	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, available at capitalgroup.com.

2	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund	unaudited

Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 88.06%	Principal amount (000)	Value (000)
Alabama 0.88%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$5,500	$5,866
Other securities		4,882
		10,748

Colorado 1.97%
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 2049	6,265	6,939
Other securities		17,080
		24,019

Connecticut 2.17%
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2022	750	818
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1997-T-2, 1.65% 2029 (put 2020)[1]	500	500
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 2.00% 2033 (put 2022)	1,000	1,020
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	2,290	2,297
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 2.05% 2035 (put 2021)	3,750	3,808
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-B-1, 5.00% 2037 (put 2020)[1]	3,825	3,889
Other securities		14,182
		26,514

Florida 5.46%
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2020	1,000	1,026
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2023	1,100	1,253
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2023	1,250	1,424
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2024	1,300	1,526
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2025	2,125	2,563
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2026	1,415	1,745
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2027	1,850	2,322
County of Broward, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 2026	1,000	1,233
County of Broward, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2021	1,000	1,065
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2024	5,000	5,881
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	5,215	5,777
JEA, Electric System Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2021)	4,650	4,965
Other securities		35,853
		66,633

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia 1.87%
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[1]	$6,470	$6,561
Other securities		16,247
		22,808

Illinois 5.72%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	6,310	6,389
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	3,230	3,235
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2023	1,000	1,118
Fin. Auth., Rev. Bonds (University of Chicago), Series 2014-A, 5.00% 2021	1,545	1,649
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	1,180	1,249
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2020	2,410	2,484
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2050 (put 2025)[2]	5,625	5,664
Other securities		47,968
		69,756

Indiana 1.02%
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 2025	5,000	5,888
Other securities		6,538
		12,426

Iowa 0.46%
Fin. Auth., State Revolving Fund Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	4,960	5,267
Other securities		366
		5,633

Kentucky 0.62%
Housing Corp., Housing Rev. Bonds (Jefferson Green Apartments Project), Series 2018, 2.20% 2022 (put 2021)	4,825	4,876
Other securities		2,742
		7,618

Louisiana 0.96%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	4,705	4,925
Other securities		6,780
		11,705

Michigan 2.11%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	520	547
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	945	1,003
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	3,080	3,288
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	2,460	2,677
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	6,775	7,493
Other securities		10,727
		25,735

Minnesota 2.21%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	4,505	4,985
Other securities		21,929
		26,914

Missouri 1.34%
City of Kirkwood, Industrial Dev. Auth., Retirement Community Rev. Bonds (Aberdeen Heights Project), Series 2010-A, 8.25% 2039 (preref. 2020)	11,000	11,222
Other securities		5,145
		16,367

4	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Montana 0.66%
Fin. Auth., Rev. Bonds (Billings Clinic Obligated Group), Series 2018-C, (SIFMA Municipal Swap Index + 0.55%) 1.49% 2037 (put 2023)[2]	$4,980	$4,975
Other securities		3,041
		8,016

Nevada 1.38%
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-C, 1.20% 2051 (put 2020)	6,725	6,726
Other securities		10,094
		16,820

New Jersey 2.39%
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	5,510	6,160
Other securities		22,993
		29,153

New York 6.17%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,062
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2044 (put 2022)[2]	4,000	4,003
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[2]	6,250	6,251
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.908% 2032 (put 2021)[2]	4,000	4,011
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	5,250	5,251
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series 2012-E-1, 5.00% 2023	1,125	1,219
New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2020, Series 2002-1, 5.00% 2021	3,500	3,751
Other securities		48,742
		75,290

North Carolina 3.06%
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 5.00% 2021	6,225	6,567
G.O. Public Improvement Bonds, Series 2010-A, 5.00% 2020	1,500	1,515
G.O. Rev. Ref. Bonds, Series 2013-D, 4.00% 2020	3,835	3,875
G.O. Rev. Ref. Bonds, Series 2013-D, 4.00% 2021	1,000	1,042
G.O. Rev. Ref. Bonds, Series 2013-E, 5.00% 2020	3,525	3,561
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	4,870	5,255
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2021	5,000	5,231
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 1.593% 2041 (put 2022)[2]	5,030	5,039
Other securities		5,187
		37,272

Oregon 1.75%
Housing and Community Services Dept., Housing Dev. Rev. Bonds (SHA RAD Group II Apartment Projects), Series 2019-P, 1.45% 2023 (put 2022)	2,115	2,129
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Henry Apartments Project), Series 2018-J, 2.20% 2021 (put 2020)	7,075	7,130
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	1,955	2,114
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	2,270	2,554
Other securities		7,445
		21,372

American Funds Tax-Exempt Funds	5

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 3.94%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	$875	$913
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	3,360	3,473
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	465	485
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	555	582
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	3,230	3,460
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	1,175	1,240
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	1,465	1,618
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Central Pennsylvania Dev.), Series 2018, 2.45% 2022 (put 2021)	5,000	5,093
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2012-A, 5.00% 2025 (preref. 2021)	1,165	1,253
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2012-A, 5.00% 2027 (preref. 2021)	2,380	2,560
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2026 (preref. 2021)	1,000	1,075
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	480	516
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 1.92% 2021[2]	1,100	1,110
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	2,000	2,104
Turnpike Commission, Turnpike Rev. Bonds, Series 2018-B, (SIFMA Municipal Swap Index + 0.50%) 1.44% 2021[2]	3,000	3,006
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2025	500	611
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2026	400	501
Other securities		18,465
		48,065

South Carolina 1.64%
City of Charleston, Waterworks and Sewer System Capital Improvement Bonds, Series 2006-B, 1.521% 2035 (put 2022)[2]	5,000	5,007
Other securities		14,978
		19,985

Texas 16.53%
City of Dallas, Housing Fin. Corp., Multi Family Rev. Bonds (Palladium Redbird), Series 2019, 1.50% 2023 (put 2022)	6,000	6,038
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	3,910	4,737
G.O. Bonds, College Student Loan Bonds, Series 2013-B, AMT, 5.25% 2022	3,155	3,490
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2011-B, 5.00% 2021	1,830	1,943
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2021	1,000	1,062
G.O. Bonds, Water Financial Assistance Rev. Ref. Bonds, Series 2019-C-1, 5.00% 2021	1,000	1,062
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	6,035	6,057
County of Harris, Unlimited Tax Rev. Ref. Bonds, Series 2019-A, 5.00% 2021	3,000	3,205
County of Harris, Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	2,965	3,152
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 1.515% 2034 (put 2021)[2]	5,650	5,656
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	5,410	5,472
North Texas Tollway Auth., Special Projects System Rev. Bonds, Series 2011-D, 5.00% 2029 (preref. 2021)	5,000	5,318
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2011, 5.00% 2020	1,145	1,176
Other securities		153,327
		201,695

6	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Washington 3.61%
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2045 (put 2023)[2]	$6,150	$6,152
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2021	5,000	5,324
G.O. Bonds, Series 2010-E, 5.00% 2022 (preref. 2020)	1,035	1,035
G.O. Bonds, Series 2011-B, 5.25% 2036 (preref. 2021)	2,030	2,118
G.O. Rev. Ref. Bonds, Series 2012-R-C, 5.00% 2020	990	1,007
G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	5,000	5,311
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2022	1,300	1,403
Motor Vehicle Fuel Tax G.O. Bonds, Series 2012-E, 5.00% 2021	500	521
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-E, 5.25% 2022	3,125	3,397
Other securities		17,819
		44,087

Wisconsin 2.46%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	5,000	5,462
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	5,000	5,655
Other securities		18,860
		29,977

Other states & U.S. territories 17.68%
Other securities		215,985

Total bonds, notes & other debt instruments (cost: $1,059,627,000)		1,074,593

Short-term securities 15.13%
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 1.20% 2048[2]	18,500	18,500
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.18% 2044[2]	3,500	3,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 1.18% 2043[2]	6,500	6,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.20% 2043[2]	1,000	1,000
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds, (Air Products and Chemicals, Inc. Project), Series 2007, 1.20% 2042[2]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 2030[2]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-B, 1.20% 2030[2]	1,200	1,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 2030[2]	5,500	5,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 1.20% 2030[2]	1,400	1,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-I, 1.20% 2035[2]	3,000	3,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 2035[2]	12,000	12,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-A, 4.00% 2/3/2020	1,500	1,500
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-1, 5.00% 2022	2,020	2,217
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2022	2,920	3,086
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.18% 2050[2]	4,000	4,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 1.18% 2048[2]	12,860	12,860
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 2045[2]	18,620	18,620

American Funds Tax-Exempt Funds	7

American Funds Short-Term Tax-Exempt Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds,
Series 2003, Bank of America LOC, 1.22% 2033[2]	$6,950	$6,950
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	11,545	11,741
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper,
Series 2020, 1.00% 5/19/2020	2,000	2,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper,
Series 2020, 1.20% 2/6/2020	4,500	4,500
State of Texas, County of York, Natural Rural Utilities Corp., Pollution Control Rev. IAM
Commercial Paper, Series 2000, 1.27% 2/3/2020	5,000	5,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds
(Waste Management, Inc. Project), Series 2017-A-1, AMT, 1.45% 2023 (put 2020)[3]	1,000	1,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds
(Waste Management, Inc. Project), Series 2017-A-2, AMT, 1.53% 2025 (put 2020)[3]	6,000	6,000
Other securities		38,565

Total short-term securities (cost: $184,578,000)		184,639
Total investment securities 103.19% (cost: $1,244,205,000)		1,259,232
Other assets less liabilities (3.19)%		(38,933)

Net assets 100.00%		$1,220,299

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $6,617,000, which represented .54% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

8	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Futures contracts

								Unrealized
				Notional		Value at		appreciation
		Number of		amount	[4]	1/31/2020	[5]	at 1/31/2020
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	506	April 2020	$101,200		$109,478		$428
5 Year U.S. Treasury Note Futures	Long	522	April 2020	52,200		62,807		779
								$1,207

[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	For short-term securities, the mandatory put date is considered to be the maturity date.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	9

Limited Term Tax-Exempt Bond Fund of America	unaudited

Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 86.34%	Principal amount (000)	Value (000)
Alabama 0.89%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$12,620	$13,461
Other securities		27,488
		40,949

California 3.77%
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	9,700	13,061
Other securities		160,390
		173,451

Colorado 3.13%
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	15,000	18,575
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2032	10,000	12,613
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 2049	12,505	13,792
Other securities		99,296
		144,276

Connecticut 1.92%
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	14,355	14,400
Other securities		73,851
		88,251

Florida 5.36%
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2028	15,000	19,302
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	15,440	17,104
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	12,389
Other securities		198,095
		246,890

Georgia 2.68%
G.O. Bonds, Series 2019-A, 5.00% 2028	11,000	14,490
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	15,000	16,437
Other securities		92,421
		123,348

10	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Illinois 9.76%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	$1,000	$1,013
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2024	4,230	4,663
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2020	1,200	1,215
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2025	4,515	5,006
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	11,805	13,304
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	1,900	1,957
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	2,940	2,945
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2021	375	397
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,100	1,275
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2026	1,000	1,230
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	10,590	12,914
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2027	2,000	2,516
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	500	504
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2022	200	214
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2026	540	619
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2028	1,060	1,207
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	1,080	1,324
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2027	1,000	1,215
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	4,865	5,399
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2020	800	807
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	1,920	2,198
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.596% 2036 (put 2021)[1]	2,275	2,279
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2024	4,000	4,477
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2023	1,545	1,731
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2024	1,425	1,651
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2025	950	1,136
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	1,215	1,496
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	8,640	10,885
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 2022	1,665	1,811
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	4,000	4,742
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	9,500	11,224
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.25% 2028	1,020	1,229
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	4,170	4,413
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2023	1,970	2,158
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2023	750	854
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	1,165	1,403
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2029	1,500	1,782
G.O. Bonds, Series 2013, 5.00% 2022	1,310	1,413
G.O. Bonds, Series 2017-A, 5.00% 2021	3,500	3,716
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	9,885	10,154
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	20,015	21,197
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2024	5,500	6,260
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	3,000	3,054
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	13,235	14,040
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2028	11,035	14,077
Other securities		260,108
		449,212

Massachusetts 2.54%
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2020	1,205	1,237
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2021	1,500	1,601
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2026	1,000	1,230
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2027	1,500	1,884
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2028	1,200	1,535
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2012-C, 5.25% 2025	2,390	2,612
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2025	2,500	3,000
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2026	1,000	1,230

American Funds Tax-Exempt Funds	11

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts (continued)
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034 (preref. 2021)	$1,855	$1,936
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham Issue), Series 2020-A-2, 5.00% 2023	6,725	7,655
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031 (preref. 2021)	3,130	3,311
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 2038 (put 2025)	5,000	5,964
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-4, 5.00% 2038 (put 2024)	2,500	2,891
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2024	2,000	2,335
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2025	1,275	1,534
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2026	1,150	1,420
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2027	1,150	1,421
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2025	1,500	1,796
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2021	575	607
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2022	400	437
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2023	425	480
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2024	350	408
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	1,395	1,471
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	1,020	1,076
Other securities		68,054
		117,125

Michigan 2.99%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014-A, 4.00% 2044	750	789
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	635	677
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	14,040	14,897
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	2,660	2,840
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	4,090	4,451
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	16,960	18,758
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	7,735	8,636
Other securities		86,574
		137,622

Minnesota 1.16%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	12,935	14,313
Other securities		39,086
		53,399

Nevada 1.39%
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 1.875% 2031 (put 2020)	14,035	14,046
Other securities		50,077
		64,123

New York 5.77%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2030	12,000	15,658
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	5,682
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,351
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	5,935
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2044 (put 2022)[1]	7,750	7,755
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,766
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[1]	5,500	5,501

12	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.908% 2032 (put 2021)[1]	$1,400	$1,404
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	11,605	12,826
New York City G.O. Bonds, Fiscal 1994, Series 1994-A-4, 5.00% 2021	2,420	2,570
New York City G.O. Bonds, Fiscal 2014, Series 2014-G, 5.00% 2023	1,500	1,713
New York City G.O. Bonds, Fiscal 2014, Series 2014-I-1, 5.00% 2021	1,445	1,509
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2028	1,000	1,191
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2028	4,300	5,428
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2022	1,140	1,264
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012, Series 2012-E-1, 5.00% 2023	1,200	1,300
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-C, 5.00% 2027	5,000	6,026
New York City Transitional Fin. Auth., Future Tax Secured Multi-Modal Rev. Ref. Bonds, Fiscal 2003, Series 2003-B, 5.00% 2022	1,750	1,822
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003, Series 2003-A-1, 5.00% 2022	1,305	1,400
New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2020, Series 2002-1, 5.00% 2021	13,445	14,410
Other securities		165,080
		265,591

North Carolina 1.43%
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 5.00% 2021	13,835	14,595
G.O. Rev. Ref. Bonds, Series 2013-E, 5.00% 2020	14,110	14,252
Other securities		37,018
		65,865

Pennsylvania 4.71%
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	9,180	10,453
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	4,900	5,654
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2025	5,985	6,993
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	2,315	2,772
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	1,775	2,120
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 1.70% 2037 (put 2020)	4,000	4,009
Other securities		184,640
		216,641

Texas 11.42%
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	12,505	12,550
Other securities		513,136
		525,686

Virginia 1.50%
G.O. Bonds, Series 2015-A, 5.00% 2026	11,795	14,378
Other securities		54,719
		69,097

Washington 2.76%
G.O. Bonds, Series 2010-E, 5.00% 2022 (preref. 2020)	5	5
G.O. Bonds, Series 2012-D, 5.00% 2023	5,015	5,423
G.O. Bonds, Series 2017-D, 5.00% 2028	5,000	6,299
G.O. Bonds, Series 2019-C, 5.00% 2031	5,000	6,518
G.O. Rev. Ref. Bonds, Series 2012-R-C, 5.00% 2020	4,680	4,760
G.O. Rev. Ref. Bonds, Series 2016-R-B, 5.00% 2029	10,205	12,474

American Funds Tax-Exempt Funds	13

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2022	$1,595	$1,721
G.O. Rev. Ref. Bonds, Series 2020-R-A, 5.00% 2026	2,500	3,092
G.O. Rev. Ref. Bonds, Series 2020-R-B, 5.00% 2022	2,750	2,967
G.O. Rev. Ref. Bonds, Series 2020-R-B, 5.00% 2026	2,500	3,092
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2035 (put 2021)[1]	15,100	15,123
Motor Vehicle Fuel Tax G.O. Bonds, Series 2012-E, 5.00% 2021	1,120	1,166
Other securities		64,169
		126,809

Wisconsin 2.88%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	12,385	14,008
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	11,000	12,079
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.49% 2054 (put 2023)[1]	5,200	5,231
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 1.59% 2054 (put 2024)[1]	4,000	4,042
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	10,443
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-5, 5.00% 2033 (put 2024)	4,565	5,383
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2019-A, 5.00% 2021	2,435	2,610
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	2,000	2,003
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2026	1,000	1,212
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2027	1,000	1,205
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	1,650	1,898
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 2049	18,015	20,089
Other securities		52,359
		132,562

Other states & U.S. territories 20.28%
Other securities		933,677

Total bonds, notes & other debt instruments (cost: $3,841,828,000)		3,974,574

Short-term securities 15.95%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 1.19% 2025[1]	14,000	14,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 1.18% 2033[1]	5,000	5,000
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.45% 2023 (put 2020)[2,3]	18,600	18,600
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 1.18% 2047[1]	12,500	12,500
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.19% 2040[1]	10,885	10,885
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.19% 2051[1]	5,120	5,120
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 1.19% 2022[1]	23,470	23,470
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.19% 2035[1]	1,500	1,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 1.18% 2043[1]	3,490	3,490

14	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.20% 2043[1]	$27,500	$27,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 2030[1]	52,000	52,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 2030[1]	9,650	9,650
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 1.20% 2030[1]	2,500	2,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.19% 2030[1]	3,050	3,050
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 1.20% 2035[1]	2,500	2,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 2035[1]	12,750	12,750
State of New Hampshire, National Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Emerald Renewable Diesel LLC Project), Series 2019, AMT, 2.00% 2049 (put 2020)[2,3]	15,200	15,257
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-1, 5.00% 5/15/2020	2,000	2,022
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-B-1, 5.00% 2022	1,750	1,905
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-1, 5.00% 2022	13,070	14,343
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-2, 4.00% 7/1/2020	4,000	4,047
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2022	18,765	19,829
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 1.18% 2035[1]	16,315	16,315
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.18% 2042[1]	46,345	46,345
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2006-CC-1, 0.94% 2038[1]	10,000	10,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 1.18% 2044[1]	2,500	2,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.18% 2050[1]	12,000	12,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 1.18% 2048[1]	7,150	7,150
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 2045[1]	24,000	24,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 1.18% 2045[1]	3,000	3,000
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 1.13% 2052[1]	23,780	23,780
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Republic Services, Inc. Project), Series 2014, AMT, 1.35% 2044 (put 2020)[2]	10,950	10,954
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Waste Management, Inc. Project), Series 2013, AMT, 1.45% 2045 (put 2020)[2]	15,255	15,255
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 1.15% 2048[1]	47,875	47,875
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 1.19% 2024[1]	2,000	2,000
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1995, 1.19% 6/1/2020[1]	14,800	14,800
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 1.17% 2038[1]	24,595	24,595
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-1, AMT, 1.45% 2023 (put 2020)[2]	11,500	11,500
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-2, AMT, 1.53% 2025 (put 2020)[2]	4,000	4,000

American Funds Tax-Exempt Funds	15

Limited Term Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.19% 2044[1]	$15,000	$15,000
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, AMT, 1.24% 2044[1]	17,850	17,850
Other securities		163,521

Total short-term securities (cost: $733,760,000)		734,358
Total investment securities 102.29% (cost: $4,575,588,000)		4,708,932
Other assets less liabilities (2.29)%		(105,428)

Net assets 100.00%		$4,603,504

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

								Unrealized
								appreciation
				Notional		Value at		(depreciation)
		Number of		amount	[4]	1/31/2020	[5]	at 1/31/2020
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	1,673	April 2020	$334,600		$361,969		$1,358
5 Year U.S. Treasury Note Futures	Long	2,438	April 2020	243,800		293,341		3,637
10 Year Ultra U.S. Treasury Note Futures	Short	201	March 2020	(20,100)		(29,277)		(724)
								$4,271

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	For short-term securities, the mandatory put date is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $49,400,000, which represented 1.07% of the net assets of the fund.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

16	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America	unaudited
Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 95.16%	Principal amount (000)	Value (000)
Alabama 1.07%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	$38,750	$41,332
Other securities		220,581
		261,913

California 6.21%
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	39,545	56,349
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	36,640	57,599
Other securities		1,402,644
		1,516,592

Colorado 2.34%
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	6,300	7,152
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2023 (escrowed to maturity)	2,000	2,269
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2026 (preref. 2025)	100	121
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2029	1,500	1,817
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030 (preref. 2025)	2,190	2,653
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2031	3,250	3,938
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,000	1,212
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	1,600	1,938
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2040	2,500	3,029
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045 (preref. 2025)	5,500	6,663
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	3,460	4,427
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2033	6,910	8,841
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037 (preref. 2027)	2,020	2,584
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2033 (preref. 2022)	6,175	6,759
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	29,780	32,597
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043 (preref. 2023)	2,485	2,870

American Funds Tax-Exempt Funds	17

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	$3,130	$3,719
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2026)	6,200	7,752
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	11,855	14,422
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-B, 5.00% 2048 (put 2025)	22,500	27,469
Health Facs. Auth., Hospital Rev. Bonds (Children’s Hospital Colorado Project), Series 2013-A, 5.00% 2033	12,000	13,615
Health Facs. Auth., Hospital Rev. Ref. Bonds (Valley View Hospital Association Project), Series 2018, 2.80% 2042 (put 2023)	3,800	3,955
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B-1, 5.00% 2027 (preref. 2022)	1,000	1,109
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2015-C-4, (1-month USD-LIBOR + 1.25%) 2.46% 2039 (put 2020)[1]	5,000	5,010
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 4.00% 2049	2,000	2,224
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	1,050	1,236
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[2]	2,500	1,651
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[2]	2,665	1,758
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 5.00% 2021 (escrowed to maturity)	235	246
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2024	270	291
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2023	610	646
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2028	305	364
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2037	500	579
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2025	565	638
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	8,765	9,517
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	1,050	1,207
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	4,010	4,628
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2022	470	518
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2028	1,065	1,243
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	3,500	4,010
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2013-A, 5.00% 2044	10,000	11,187
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2036	5,750	6,741
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2037	4,000	4,663
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2038	5,800	6,743
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 2032	4,000	5,281
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-B, 4.00% 2040	29,570	34,206
Other securities		305,286
		570,784

18	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Florida 6.45%
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 2044	$32,000	$39,945
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2019-B, 4.00% 2049	38,000	43,464
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 2042	49,670	56,154
Other securities		1,437,245
		1,576,808

Georgia 2.59%
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 2039	30,530	38,888
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2049	73,560	86,420
Other securities		506,544
		631,852

Illinois 12.94%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2002, FGIC-National insured, 6.00% 2023	1,000	1,137
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2010, 5.00% 2021	5,750	5,999
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 2033	3,500	4,153
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2020	5,200	5,265
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2013, 5.00% 2026	11,040	12,137
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2024	3,070	3,345
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2027	13,430	15,094
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	2,135	2,477
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2026	1,010	1,199
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2027	1,275	1,509
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2029	7,000	8,203
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	50	53
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	5,000	5,624
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	1,350	1,664
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[3]	21,050	27,326
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2020	2,000	2,053
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	6,000	7,008
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	5,695	4,638
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 2024	3,000	3,490
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[3]	13,115	17,126
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2020	5,865	6,022
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	3,000	3,169
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2023	1,000	1,114
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	1,000	1,169
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	7,070	8,421
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2027	3,500	4,222
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	10,000	11,960
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	11,000	13,022
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,300	1,373

American Funds Tax-Exempt Funds	19

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	$4,000	$4,770
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2034	10,000	11,838
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,000	1,156
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	2,000	2,355
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	20,000	23,061
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 4.00% 2020	2,250	2,292
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2025	1,500	1,776
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	3,000	3,573
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	1,500	1,810
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	3,500	4,381
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,222
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,238
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,215
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	2,000	2,469
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	2,000	2,462
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	1,140	1,371
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	1,000	1,199
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2020	1,520	1,561
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2023	6,000	6,683
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	13,455	16,840
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	7,000	8,714
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.00% 2024	1,285	1,441
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	2,000	2,243
City of Chicago, G.O. Bonds, Series 2007-C, National insured, 5.00% 2029	890	892
City of Chicago, G.O. Bonds, Series 2015-A, 5.25% 2028	2,000	2,313
City of Chicago, G.O. Bonds, Series 2015-A, 5.50% 2033	3,000	3,486
City of Chicago, G.O. Bonds, Series 2019-A, 5.00% 2044	5,000	5,876
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2035	2,000	2,507
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,320	1,407
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2026	1,795	2,068
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2034	3,675	4,267
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	825	903
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	5,490	6,174
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2029	5,755	7,091
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2030	3,000	3,681
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	20,000	24,726
City of Chicago, G.O. Rev. Ref. Bonds, Series 2008-C, 5.00% 2034	1,120	1,122
City of Chicago, G.O. Rev. Ref. Bonds, Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	4,750	4,759
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	5,020	5,630
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	4,000	4,589
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	2,000	2,340

20	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2038	$4,730	$5,374
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	5,000	5,736
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	5,000	5,856
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	8,000	9,689
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	11,450	14,087
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	4,000	4,984
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 2053	35,025	42,843
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2022	3,185	3,032
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	7,175	5,271
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2022	2,285	2,175
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2023	2,625	2,446
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2029	5,240	4,123
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	4,000	2,938
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	9,815	10,628
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	21,945	27,068
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	33,585	39,044
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	7,775	8,217
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2025	210	192
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	20	18
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	1,760	1,529
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2028	3,345	2,812
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.50% 2030	800	1,014
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	1,000	1,034
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,975	2,183
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2024	2,500	2,841
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2025	4,500	5,241
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2027	1,000	1,156
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2030	1,000	1,144
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2031	2,500	2,848
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2032	3,000	3,410
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2033	2,000	2,269
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2039	1,000	1,121
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	100	111
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 2047	21,165	24,174
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	5,000	5,949
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2032	7,600	9,022
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2034	9,000	10,640
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2038	3,915	4,557
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	1,750	1,980
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	1,000	1,161
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2025	10,275	12,259
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	2,125	2,593
City of Chicago, Water Rev. Bonds, Series 2012, 4.00% 2020	625	638

American Funds Tax-Exempt Funds	21

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2026	$965	$1,061
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	530	583
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2030	4,750	5,443
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2031	5,135	5,873
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	21,875	23,566
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2039	7,500	8,465
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	3,000	3,365
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	920	946
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2032	580	738
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2037	780	978
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2038	760	950
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2044	3,250	4,001
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2049	5,455	6,672
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2051	1,000	1,217
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	1,000	1,141
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2016-D, 4.00% 2046	2,000	2,147
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	50	50
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030	3,000	3,643
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2012, 5.00% 2042 (preref. 2022)	5,315	5,818
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 2027	990	1,173
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034	4,920	5,289
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034 (preref. 2022)	30	33
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 2038	3,850	4,257
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2030	2,500	2,998
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	2,680	3,120
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	5,300	6,144
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2027	5,000	6,125
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	6,410	7,804
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	8,315	10,109
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	2,700	3,276
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2030	6,200	7,508
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2031	3,580	4,315
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2026	4,875	5,997
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	4,000	4,997
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	2,000	2,493
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	7,420	9,228
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	3,500	4,344
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2031	7,080	8,758
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2032	5,005	6,177
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	5,000	6,157
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2034	5,000	6,139
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2035	8,180	10,023
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	700	855
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040 (preref. 2021)	10,000	10,597
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2030	1,000	1,215
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2032	1,000	1,208
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2033	1,150	1,387
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2034	1,310	1,577
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2036	1,000	1,199
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	3,500	4,149
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2027	925	1,128
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2028	1,480	1,797
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2029	3,000	3,631
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2030	5,100	6,144

22	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2031	$3,000	$3,599
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	2,500	2,989
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2033	9,000	10,734
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2034	3,000	3,568
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	6,710	7,955
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2036	7,000	8,271
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	2,225	2,247
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	695	701
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2024	245	275
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2025	760	872
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2030	1,180	1,332
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2035	1,350	1,514
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 4.00% 2022	390	405
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2036	2,420	2,632
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2026	3,000	3,614
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	39,370	45,278
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2037	11,520	12,638
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2038	6,140	6,718
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	2,000	2,451
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2032	3,290	3,901
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,425	1,683
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2034	3,240	3,817
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2035	3,335	3,921
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2030	1,000	1,264
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2042	7,000	8,510
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	9,600	10,655
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	2,275	2,456
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 3.25% 2039	4,000	4,062
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 5.00% 2028	2,450	2,947
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2020	855	863
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	2,345	2,760
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2027	5,000	6,063
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	3,250	3,927
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,165	1,393
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	1,125	1,340
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.596% 2036 (put 2021)[1]	1,775	1,778
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	17,970	19,896
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	730	870
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	5	6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,362
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028	5,000	6,251
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	2,000	2,489
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	7,615	9,410
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2031	3,000	3,692
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2033	2,500	3,060
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,895	2,305
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	1,145	1,382
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,383
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,700	3,047
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2030	5,000	5,887
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2034	2,500	2,911
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	7,825	8,992
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 2034	2,595	3,022
Fin. Auth., Rev. Bonds (The Admiral at the Lake Project), Series 2010-A, 8.00% 2046 (preref. 2020)	3,500	3,568
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	26,575	30,732

American Funds Tax-Exempt Funds	23

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2011-IL, 5.00% 2030 (preref. 2021)	$725	$778
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-A, 5.00% 2026	1,610	1,983
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-B, 5.00% 2035	5,150	6,161
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2034	8,780	11,339
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2036	7,000	8,989
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2037	8,000	10,238
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2033	8,500	10,014
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 4.00% 2037	2,500	2,793
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,226
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2035	5,900	7,209
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,366
Fin. Auth., Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2012-A, 5.00% 2042 (preref. 2021)	7,500	8,046
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2027	1,095	1,255
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2038	1,000	1,107
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2028	1,860	2,278
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2040	1,275	1,375
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	683
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 2040	7,500	8,339
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2030	1,000	1,214
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2035	1,000	1,201
Fin. Auth., Rev. Ref. Bonds (Field Museum of Natural History), Series 2019, 1.71% 2034 (put 2022)[1]	31,825	31,920
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,262
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2026	1,535	1,665
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	9,385	10,086
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	1,765	1,793
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039 (preref. 2020)	9,475	9,608
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2022	1,290	1,400
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2031	3,500	4,126
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2032	3,500	4,113
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2034	2,600	3,043
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	30,871
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	14,000	14,171
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	1,000	1,065
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	6,745	7,745
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	10,885	12,292
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	650	786
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2032	1,600	1,917
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	6,975	7,121
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	3,525	3,601
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	2,660	2,715
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026 (preref. 2020)	1,340	1,369
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC – University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	1,200	1,369
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	2,235	2,267

24	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	$1,265	$1,266
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	40,015	42,243
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 6.75% 2031 (preref. 2021)	1,000	1,067
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	12,500	13,364
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2022	320	321
G.O. Bonds, Series 2012, 5.00% 2035	1,000	1,055
G.O. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	980	1,049
G.O. Bonds, Series 2014, 5.00% 2020	5,540	5,540
G.O. Bonds, Series 2014, 5.00% 2021	1,415	1,465
G.O. Bonds, Series 2014, 5.00% 2024	2,000	2,236
G.O. Bonds, Series 2014, 5.00% 2039	6,275	6,856
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,795	3,152
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,250
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2039	5,100	5,598
G.O. Bonds, Series 2016, 5.00% 2028	4,840	5,675
G.O. Bonds, Series 2016, 5.00% 2033	7,200	8,381
G.O. Bonds, Series 2016, 5.00% 2034	1,925	2,237
G.O. Bonds, Series 2016, 5.00% 2037	7,500	8,652
G.O. Bonds, Series 2016, 5.00% 2038	14,000	16,114
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	7,700	8,897
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,000	2,259
G.O. Bonds, Series 2017-A, 5.00% 2023	3,000	3,353
G.O. Bonds, Series 2017-A, 5.00% 2036	11,500	13,567
G.O. Bonds, Series 2017-C, 5.00% 2029	18,250	21,729
G.O. Bonds, Series 2017-D, 5.00% 2022	20	22
G.O. Bonds, Series 2017-D, 5.00% 2023	10,270	11,428
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	4,150	4,263
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	37,530	39,745
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2024	8,000	9,105
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	35,355	41,872
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	13,470	16,134
G.O. Bonds, Series 2018-A, 5.00% 2020	6,000	6,054
G.O. Bonds, Series 2018-B, 5.00% 2025	5,000	5,778
G.O. Bonds, Series 2019-B, 4.00% 2038	2,000	2,211
G.O. Rev. Ref. Bonds, Series 2007, 5.25% 2021	2,415	2,499
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	1,360	1,424
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	5,000	5,091
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	4,540	4,893
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2020	5,220	5,282
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2020	2,105	2,105
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	8,250	9,876
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,573
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	2,000	2,279
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	1,320	1,540
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	3,500	4,166
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	3,000	3,630
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	6,000	7,365
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	2,565	3,079
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	37,880
Other securities		1,308,441
		3,162,246

Kansas 0.65%
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047	44,740	53,196
Other securities		106,567
		159,763

American Funds Tax-Exempt Funds	25

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts 1.35%
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 2034	$51,335	$72,703
Other securities		256,772
		329,475

Michigan 4.21%
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2036	2,500	3,143
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2037	1,000	1,249
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2038	1,000	1,245
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2043	3,500	4,302
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.00% 2030 (preref. 2022)	5,000	5,467
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 2026	750	924
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2028	2,000	2,525
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2046	6,455	7,804
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2036	32,480	37,237
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2040	22,030	24,984
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2034	2,500	3,138
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2035	4,000	5,008
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2037	5,000	6,224
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	32,440	36,113
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-1, 5.00% 2048	6,560	8,155
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-2, 5.00% 2044 (put 2025)	5,000	5,921
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-MI-A, 4.00% 2049	7,500	8,572
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	3,390	3,643
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 2044	15,010	17,372
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	8,315	9,091
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 4.00% 2035	3,595	4,026
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2031	4,300	5,284
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2032	1,500	1,834
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2034	1,540	1,879
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2019-A, 5.00% 2048	2,500	3,083
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, (1-month USD-LIBOR x 0.68 + 0.40%) 1.522% 2030 (put 2021)[1]	13,965	13,991
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-2, (1-month USD-LIBOR x 0.68 + 0.75%) 1.872% 2038 (put 2020)[1]	6,000	6,008
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2044	8,450	9,648
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2047	3,300	3,747
Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 2039	1,000	1,127
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	10,129
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,315
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2029	3,000	3,529
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2031	1,500	1,754
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2033	1,500	1,747
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2034	1,500	1,743

26	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2045	$1,000	$1,139
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-1, 4.50% 2029	2,150	2,400
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-1, 5.00% 2044	6,050	6,512
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	8,000	9,085
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2032	1,500	1,738
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2028	1,415	1,681
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	1,355	1,592
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2033	2,565	3,009
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	3,000	3,514
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	3,000	3,508
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 2034	1,425	1,633
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	33,565	36,529
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2044	44,000	55,095
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2048	40,000	49,796
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Bonds, Series 2008-A, 6.875% 2042	8,180	8,269
Other securities		578,615
		1,029,076

Mississippi 0.33%
Business Fin. Corp. Rev. Bonds (Mississippi Power Co. Project), Series 2010, 2.75% 2040 (put 2021)	2,750	2,800
Other securities		77,395
		80,195

Nevada 1.52%
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 2043	34,565	42,332
Other securities		328,722
		371,054

New Jersey 2.03%
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	37,470	41,887
Other securities		453,565
		495,452

American Funds Tax-Exempt Funds	27

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 7.54%
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	$41,405	$47,542
Dormitory Auth., Mental Health Facs. Improvement Rev. Bonds, Series 2010-A, 5.00% 2021	5,000	5,113
Dormitory Auth., Rev. Bonds (Fordham University), Series 2011-A, 5.50% 2036 (preref. 2021)	650	694
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2031	1,000	1,181
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2033	7,500	8,823
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	500	579
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 2053	3,250	3,749
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2030	1,000	1,255
Dormitory Auth., Rev. Bonds (New York University), Series 1998-A, National insured, 5.75% 2027	9,710	11,760
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2031	1,000	1,301
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2036	1,500	1,918
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2038	2,000	2,537
Dormitory Auth., Rev. Bonds (North Shore-Long Island Jewish Obligated Group), Series 2011-A, 5.00% 2032 (preref. 2021)	11,000	11,564
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2036	650	750
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2031[3]	500	578
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2038	1,070	1,250
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2043	1,200	1,382
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2049	2,625	2,995
Dormitory Auth., Rev. Ref. Bonds (Mount Sinai Hospital Obligated Group), Series 2010-A, 5.00% 2026 (preref. 2020)	1,250	1,271
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2012-F, Assured Guaranty Municipal insured, 5.00% 2020	1,100	1,130
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2016-E, BAM insured, 5.00% 2026	1,000	1,256
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2018-A, 5.00% 2022	5,000	5,545
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	3,403
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, Group A, 5.00% 2024	5,000	5,840
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	9,151
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-C, 5.00% 2041	1,890	1,974
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2030	2,500	2,898
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 2034	4,390	5,204
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	1,500	1,863
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2035	17,005	21,250
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2040	2,000	2,506
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2037	1,500	1,919
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	5,000	6,293
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2043	10,100	12,685
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2047	13,000	16,209

28	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2038	$4,000	$4,743
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2040	12,475	14,695
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2047	40,000	46,372
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	3,000	3,741
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2034	10,000	12,722
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.996% 2033 (put 2023)[1]	62,600	63,128
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 2036	5,000	6,175
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2020[1]	11,100	11,156
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	5,376
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036 (preref. 2021)	6,000	6,457
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	14,684
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.39% 2044 (put 2022)[1]	7,500	7,505
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	23,845	27,654
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[1]	13,000	13,001
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	7,154
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2032	1,500	1,865
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 2052	4,000	4,897
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 2053	2,000	2,264
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-1, 5.00% 2025 (escrowed to maturity)	4,545	5,041
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.908% 2032 (put 2021)[1]	2,000	2,006
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2B, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.30%) 1.528% 2032 (put 2021)[1]	15,000	14,976
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-D-1, (1-month USD-LIBOR x 0.67 + 0.65%) 1.843% 2035 (put 2021)[1]	4,790	4,795
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	3,405	3,648
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023 (preref. 2021)	1,595	1,716
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	8,890
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	7,758
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,435
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	11,076
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028 (preref. 2023)	3,000	3,479
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	1,495	1,802
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 2035	4,885	6,060
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2027	1,500	1,313
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	1,500	1,239

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2032	$5,000	$3,769
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2030	1,000	1,244
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2024	4,330	5,139
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	2,500	2,889
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2035	5,000	5,754
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2036	3,000	3,441
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	11,500	14,362
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	5,500	7,054
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2029	6,000	7,618
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2030	1,000	1,259
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2031	1,000	1,253
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2033	1,000	1,246
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 2045	20,000	24,460
New York City G.O. Bonds, Fiscal 2006, Series 2006-J-2, Assured Guaranty Municipal insured, 1.19% 2036[1]	2,625	2,625
New York City G.O. Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2037	3,000	3,341
New York City G.O. Bonds, Fiscal 2013, Series 2013-H, 5.00% 2023	2,475	2,827
New York City G.O. Bonds, Fiscal 2013, Series 2013-J, 5.00% 2023	500	571
New York City G.O. Bonds, Fiscal 2014, Series 2014-G, 5.00% 2023	2,500	2,856
New York City G.O. Bonds, Fiscal 2014, Series 2014-J, 5.00% 2030	2,000	2,348
New York City G.O. Bonds, Fiscal 2015, Series 2015-A, 5.00% 2024	5,500	6,499
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2028	1,000	1,191
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2030	10,000	11,856
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2032	3,500	4,133
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2033	1,000	1,179
New York City G.O. Bonds, Fiscal 2015, Series 2015-D, 5.00% 2030	2,560	3,035
New York City G.O. Bonds, Fiscal 2016, Series 2016-A, 5.00% 2026	8,000	9,756
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2030	740	913
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2037	2,000	2,435
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2032	1,500	1,856
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2034	1,000	1,234
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2037	2,500	3,067
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2038	1,500	1,838
New York City G.O. Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 2041	1,500	1,838
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2026	5,000	6,273
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2028	2,200	2,777
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2026	10,000	12,547
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2027	1,500	1,927
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2028	1,000	1,280
New York City G.O. Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2035	2,950	3,683
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2026	1,500	1,882
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2029	4,800	6,195
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2030	8,075	10,377
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2031	3,620	4,623
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2032	2,575	3,277
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2037	6,345	7,939
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2044	5,000	6,137
New York City G.O. Bonds, Fiscal 2018, Series 2018-F-1, 5.00% 2037	2,000	2,507
New York City G.O. Bonds, Fiscal 2019, Series 2019-D-1, 5.00% 2037	5,000	6,346
New York City G.O. Bonds, Fiscal 2019, Series 2019-E, 5.00% 2033	1,000	1,294
New York City G.O. Bonds, Fiscal 2019, Series 2019-E, 5.00% 2034	2,250	2,900

30	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
New York City G.O. Bonds, Fiscal 2020, Series 2019-A-1, 5.00% 2041	$13,900	$17,676
New York City G.O. Bonds, Fiscal 2020, Series 2019-A-1, 5.00% 2043	10,000	12,645
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2039	1,000	1,177
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2040	2,500	2,936
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2036	10,000	12,974
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2038	7,500	9,654
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2039	6,810	8,735
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2042	6,000	7,633
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2043	5,000	6,341
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012, Series 2012-S-1A, 5.00% 2032	6,400	6,777
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013, Series 2013-S-1, 5.00% 2033	1,825	1,998
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-1, 5.00% 2035	3,295	4,105
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-2, 5.00% 2034	4,000	5,076
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2033	4,320	5,509
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2037	10,000	12,567
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-3, 5.00% 2038	4,000	5,007
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2034	4,000	5,076
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2035	3,000	3,737
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2037	19,250	24,191
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 4.00% 2037	5,135	5,963
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-3, 5.00% 2035	5,000	6,325
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2020	100	100
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2028	1,500	1,680
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2013-F-1, 5.00% 2036	1,000	1,114
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013, Series 2020-A-2, 5.00% 2040	55,000	69,925
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-C, 5.00% 2027	5,000	6,026
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2035	1,000	1,222
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2031	3,750	4,708
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-E-1, 5.00% 2043	2,500	3,029
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2034	5,000	6,240
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2035	5,000	6,227
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2039	1,750	2,151
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-2, 5.00% 2035	10,000	12,526
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2033	10,000	12,579
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 2045	2,500	3,053
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2023	4,300	4,909

American Funds Tax-Exempt Funds	31

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2035	$6,000	$7,640
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2037	3,000	3,789
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2038	9,660	12,146
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-C-1, 5.00% 2034	5,000	6,488
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2043	10,000	11,666
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-A-1, 5.00% 2037	2,500	2,905
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-1, 5.00% 2031	5,000	5,946
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2034	8,000	9,608
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2036	4,000	4,792
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-A-1, 5.00% 2037	2,000	2,394
Other securities		711,476
		1,843,482

North Carolina 0.82%
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 1.593% 2041 (put 2022)[1]	52,050	52,147
Other securities		149,162
		201,309

Pennsylvania 5.04%
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2049	37,915	47,431
University of Pittsburgh - Of the Commonwealth System of Higher Education, PANTHERS, Series 2018, (SIFMA Municipal Swap Index + 0.24%) 1.18% 2021[1]	42,235	42,307
Other securities		1,142,036
		1,231,774

South Carolina 1.37%
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 2048	32,000	37,893
Other securities		296,165
		334,058

Texas 11.36%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	36,553
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	46,595	46,763
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2043	43,195	52,882
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 4.00% 2044	43,550	50,703
Other securities		2,590,249
		2,777,150

Utah 0.38%
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2035	38,270	53,405
Other securities		40,500
		93,905

32	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Virginia 2.05%
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[3]	$41,100	$45,406
Other securities		455,136
		500,542

Washington 2.61%
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2043	35,000	42,926
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2035 (put 2021)[1]	49,750	49,825
Other securities		545,943
		638,694

Other states & U.S. territories 22.30%
Other securities		5,450,084

Total bonds, notes & other debt instruments (cost: $21,831,950,000)		23,256,208

Short-term securities 5.35%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 1.19% 2025[1]	41,540	41,540
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 1.19% 2029[1]	5,845	5,845
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.18% 2044[1]	22,200	22,200
State of Illinois, Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 4.00% 11/1/2020	315	319
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.19% 2040[1]	42,100	42,100
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.19% 2051[1]	11,100	11,100
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.19% 2035[1]	89,300	89,300
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2006, 1.18% 2040[1]	3,800	3,800
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2007, 1.18% 2042[1]	1,000	1,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 1.18% 2043[1]	18,000	18,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.20% 2043[1]	27,650	27,650
State of Massachusetts, Health and Educational Facs. Auth., IAM Commercial Paper (Harvard University Issue), Series 2020-EE, 1.00% 5/18/2020	50,000	50,000
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Partners Healthcare System Issue), Series 2007-C, Assured Guaranty Municipal insured, 1.10% 2042[1]	7,530	7,530
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 1.16% 2034 (put 2020)[4]	5,250	5,251
State of Michigan, Fin. Auth., State Aid Rev. Bonds, Series 2019-A, 2.00% 8/20/2020	6,500	6,535
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 2030[1]	79,500	79,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 2030[1]	30,030	30,030
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.19% 2030[1]	34,000	34,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 1.20% 2030[1]	3,300	3,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-E, 0.89% 2030[1]	2,200	2,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 1.20% 2035[1]	1,300	1,300

American Funds Tax-Exempt Funds	33

The Tax-Exempt Bond Fund of America

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 2035[1]	$47,710	$47,710
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 1.20% 2035[1]	1,300	1,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 1.19% 2035[1]	17,850	17,850
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.19% 2035[1]	19,290	19,290
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-G, 1.20% 2035[1]	5,790	5,790
State of New York, Dormitory Auth., IAM Commercial Paper, Series 2020, 1.00% 6/3/2020	6,700	6,700
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-1, 5.00% 5/15/2020	3,500	3,538
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-2, 5.00% 2021	5,000	5,250
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-B-1, 5.00% 2022	2,000	2,177
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-2, 4.00% 7/1/2020	3,615	3,658
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-E, 4.00% 9/1/2020	3,000	3,050
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-1, 5.00% 2023	515	572
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2022	8,000	8,453
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, (SIFMA Municipal Swap Index + 1.70%) 1.17% 2050[1]	40,440	40,440
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2005-E-2, 1.18% 2034[1]	12,535	12,535
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.00% 2027[1]	2,575	2,575
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-J-5, 1.18% 2028[1]	7,500	7,500
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-3, 1.18% 2036[1]	6,300	6,300
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.18% 2042[1]	3,500	3,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal 2000, Series 2000-C, 0.90% 2033[1]	15,400	15,400
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Fiscal 2012, Series 2012-B, 1.18% 2045[1]	24,240	24,240
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2006-CC-1, 0.94% 2038[1]	14,500	14,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2013, Series 2013-AA-2, 0.95% 2046[1]	9,000	9,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 1.18% 2050[1]	3,535	3,535
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 1.18% 2041[1]	2,630	2,630
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 2045[1]	35,000	35,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	59,950	60,967
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.00% 5/19/2020	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.14% 3/3/2020	25,000	25,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.20% 2/6/2020	10,000	10,000
Other securities		417,695

Total short-term securities (cost: $1,306,743,000)		1,308,655
Total investment securities 100.51% (cost: $23,138,693,000)		24,564,863
Other assets less liabilities (0.51)%		(124,957)

Net assets 100.00%		$24,439,906

34	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security that was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security that was valued under fair value procedures was $4,911,000, which represented .02% of the net assets of the fund.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [5]	1/31/2020 [6]	at 1/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	6,872	April 2020	$1,374,400	$1,486,822	$4,694
5 Year U.S. Treasury Note Futures	Long	4,742	April 2020	474,200	570,559	4,071
10 Year Ultra U.S. Treasury Note Futures	Long	394	March 2020	39,400	57,388	1,421
10 Year U.S. Treasury Note Futures	Short	6,965	March 2020	(696,500)	(916,986)	(14,233)
30 Year Ultra U.S. Treasury Bond Futures	Short	572	March 2020	(57,200)	(110,789)	(3,798)
						$(7,845)

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $372,043,000, which represented 1.52% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	35

American High-Income Municipal Bond Fund	unaudited

Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 93.61%	Principal amount (000)	Value (000)
Arizona 2.75%
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2039[1]	$3,500	$3,684
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2049[1]	7,250	7,577
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2054[1]	6,000	6,258
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 2038[1]	1,200	1,383
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 2048[1]	2,500	2,868
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 2053[1]	3,750	4,306
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 2054[1]	1,000	1,116
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 2047[1]	2,230	2,480
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 2051[1]	570	637
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 2037[1]	1,500	1,671
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 2047[1]	2,450	2,716
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 2050[1]	6,160	6,866
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2037[1]	675	755
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2047[1]	1,035	1,142
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2051[1]	3,450	3,794
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 2027[1]	2,600	2,800
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2047[1]	2,125	2,344
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2051[1]	1,550	1,705
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 2029[1]	735	774
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2039[1]	1,325	1,482
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2049[1]	2,250	2,488
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.00% 2037[1]	1,350	1,398

36	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 2047[1]	$4,830	$5,009
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 2052[1]	2,500	2,587
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 2038[1]	1,960	2,254
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 2048[1]	3,230	3,666
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 2029[1]	565	603
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 2039[1]	440	495
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 2049[1]	700	778
Industrial Dev. Auth., Municipal Certificates, Series 2019-2, Class X, 1.001% 2033[2]	164,800	11,552
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2049	1,500	1,807
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2058	3,500	4,164
Other securities		145,791
		238,950

California 4.79%
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2008-F, 1.75% 2026 (put 2022)[3]	29,370	29,884
Other securities		386,991
		416,875

Colorado 6.04%
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	12,600
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030 (preref. 2025)	3,000	3,635
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,500	1,817
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	2,360	2,859
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045 (preref. 2025)	1,000	1,212
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2028 (preref. 2027)	1,500	1,919
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	1,360	1,740
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037 (preref. 2027)	2,300	2,943
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2042	2,100	2,687
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2047 (preref. 2027)	3,520	4,503
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	10,425	11,411
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043 (preref. 2023)	2,690	3,106
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 2044	2,500	3,062
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 4.00% 2049	5,000	5,561
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 2049 (put 2026)	5,000	5,988
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	2,480	2,918
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[3]	2,500	1,651
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[3]	5,500	3,628
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2026	260	288

American Funds Tax-Exempt Funds	37

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2027	$590	$661
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2028	245	277
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2029	600	682
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2038	550	595
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 2038	1,500	1,730
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 2027	455	538
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2031	2,395	2,824
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2032	850	998
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2037	2,300	2,664
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2047	12,230	13,889
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 3.125% 2027	1,250	1,253
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 2027	1,055	1,146
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2026	750	844
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2031	2,000	2,231
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2037	7,250	8,004
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	4,750	5,158
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,154
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,743
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,864
Other securities		402,453
		525,236

Florida 5.31%
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 2044	29,215	33,071
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	17,500	20,857
Other securities		408,323
		462,251

Georgia 2.22%
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 2060	6,740	7,510
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 2060	19,100	21,862
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2049	22,835	26,827
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2059	13,200	15,357
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2063	6,425	7,517
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 2048	5,000	5,902
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 2059	8,300	9,697

38	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 2049	$4,200	$4,617
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2034	2,300	2,855
Other securities		91,042
		193,186

Illinois 14.84%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2016-A, 4.00% 2028	4,685	5,203
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 2034	1,535	1,828
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,625	1,731
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	8,890	10,000
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	7,910	9,750
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	26,470	34,362
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	3,021
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,227
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	2,000	2,336
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	5,780	4,707
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 2025	2,000	1,758
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 2024	2,425	2,821
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 2030[1]	3,500	4,645
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[1]	28,185	36,805
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	2,000	2,113
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2024	2,000	2,283
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	4,000	4,676
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	3,000	3,588
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,500	1,585
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2024	2,000	2,283
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	5,000	5,781
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	12,000	14,132
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	7,800	8,994
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,750	2,179
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,455
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	2,250	2,816
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	3,000	3,735
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2034	490	326
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2031	3,000	2,220
City of Chicago, G.O. Bonds (Library), Series 2008-D, 5.00% 2039	265	265

American Funds Tax-Exempt Funds	39

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.50% 2034	$500	$581
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	1,000	1,122
City of Chicago, G.O. Bonds, Series 2011-A, 5.25% 2035	500	516
City of Chicago, G.O. Bonds, Series 2012-A, 5.00% 2033	585	622
City of Chicago, G.O. Bonds, Series 2012-C, 5.00% 2023	360	383
City of Chicago, G.O. Bonds, Series 2014-A, 5.25% 2029	3,895	4,392
City of Chicago, G.O. Bonds, Series 2015-A, 5.25% 2028	3,230	3,735
City of Chicago, G.O. Bonds, Series 2015-A, 5.50% 2034	200	232
City of Chicago, G.O. Bonds, Series 2017-A, 5.75% 2033	465	569
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2035	7,200	9,027
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2049	10,000	12,159
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2031	2,105	1,492
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2032	725	496
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2030	8,000	5,904
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,000	1,066
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2037	260	301
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	100	107
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2035	1,600	1,770
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	4,885	5,494
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2029	6,500	8,009
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2030	7,300	8,957
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	11,170	13,809
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-A, 5.375% 2029	1,000	1,164
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	3,020	3,387
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	3,105	3,634
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2035	1,670	1,910
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2038	3,500	3,976
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	10,200	12,163
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	4,800	5,905
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	12,150	15,138
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2031	1,460	1,811
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	1,300	1,608
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 2032 (preref. 2025)	145	173
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2029	3,610	2,841
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	6,305	4,632
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	1,380	1,227
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	3,670	2,696
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	8,635	9,350
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	15,225	18,779
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2024	2,070	1,886
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	12,470	13,156
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	21,750	25,285
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	6,000	6,341
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	1,000	1,137
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2017-A, 5.00% 2037	3,000	3,514

40	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	$560	$500
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	5,000	4,342
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,000	1,105
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,575	2,914
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	2,000	2,322
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,108
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	250	275
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2033	6,200	7,069
City of Chicago, Water Rev. Ref. Bonds, Series 2001, 5.75% 2030	3,000	3,798
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	4,370	4,708
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2029	1,605	1,845
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	500	561
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	2,030	2,317
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2047	3,180	3,560
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	4,010	4,100
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2022	40	44
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2042	1,000	1,138
Fin. Auth., Rev. Bonds (Christian Homes, Inc.), Series 2010, 6.125% 2027	645	652
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	7,530	9,195
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,185
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	1,285	1,536
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	3,750	4,446
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	2,975	3,156
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043 (preref. 2023)	430	487
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	6,775	6,841
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2012-C, 5.00% 2020	230	235
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2026	255	292
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2045	3,500	3,868
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 5.00% 2035	900	999
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 5.00% 2040	1,100	1,208
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 5.00% 2049	1,270	1,378
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	17,165	19,741
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,800	2,126
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	1,500	1,619
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 2037	1,000	1,105
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,135	1,355
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,221
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,206
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	2,240	2,706
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2029	3,090	3,716
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,500	1,793
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	2,270	2,703
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.596% 2036 (put 2021)[2]	800	801
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2034	250	275
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	1,675	1,855
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	80	95
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	5	6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,362
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	9,000	11,201
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	1,000	1,236
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2032	4,500	5,523
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,265	1,539
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	3,605	4,350
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,383

American Funds Tax-Exempt Funds	41

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	$2,300	$2,596
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2046	900	1,038
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2049	1,250	1,438
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,288
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,724
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2032	2,000	2,336
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2033	2,000	2,331
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2035	2,000	2,324
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2037	1,800	2,079
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	6,880	7,956
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,226
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2026	1,065	1,207
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2030	1,900	2,147
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2033	3,000	3,362
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2038	11,080	12,262
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2032	1,250	1,507
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2031	1,875	2,058
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2036	1,000	1,086
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2034	1,100	1,336
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2036	1,000	1,208
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2038	1,000	1,201
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2040	1,500	1,792
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	940	955
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039 (preref. 2020)	5,135	5,207
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	5,450	6,366
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,296
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 4.125% 2047	2,000	2,254
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	1,250	1,265
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	8,710	9,276
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	3,950	4,536
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	6,400	7,227
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	250	302
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	1,995	2,037
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	1,005	1,027
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	2,365	2,699
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2023	775	797
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2024	815	843
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2025	730	758
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	3,965	4,056
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	2,800	2,840
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	12,500	12,505
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.125% 2020	2,275	2,311
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.75% 2021	2,000	2,087

42	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.00% 2024	$1,000	$1,049
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	19,125	20,190
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	4,265	4,560
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2022	50	50
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,056
G.O. Bonds, Series 2013, 5.00% 2021	875	917
G.O. Bonds, Series 2013, 5.00% 2023	720	796
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,237
G.O. Bonds, Series 2013, 5.50% 2033	3,715	4,102
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,103
G.O. Bonds, Series 2014, 5.00% 2022	885	943
G.O. Bonds, Series 2014, 5.00% 2024	3,000	3,354
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,265
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,337
G.O. Bonds, Series 2014, 5.00% 2039	13,550	14,804
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2039	4,100	4,500
G.O. Bonds, Series 2016, 5.00% 2025	1,000	1,149
G.O. Bonds, Series 2016, 5.00% 2027	3,065	3,635
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,759
G.O. Bonds, Series 2016, 5.00% 2033	4,000	4,656
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,151
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	3,000	3,467
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,125	2,400
G.O. Bonds, Series 2017-A, 5.00% 2035	3,145	3,719
G.O. Bonds, Series 2017-A, 5.00% 2036	3,000	3,539
G.O. Bonds, Series 2017-C, 5.00% 2029	9,820	11,692
G.O. Bonds, Series 2017-D, 5.00% 2027	23,990	28,853
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	3,335	3,532
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	11,980	14,188
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	18,000	21,560
G.O. Bonds, Series 2018-A, 5.00% 2020	2,650	2,674
G.O. Bonds, Series 2019-B, 5.00% 2027	5,000	6,042
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	424
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	4,250	4,580
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	3,000	3,527
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,573
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	847
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	2,500	2,781
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	3,750	4,376
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	5,500	6,546
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	2,000	2,420
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	4,000	4,910
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	2,000	2,434
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	3,000	3,601
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 2028	3,185	2,655
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030	2,435	1,882
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030 (escrowed to maturity)	130	110
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2032	8,860	6,301
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2033	10,230	7,037
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	10,000	6,734
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2039	3,800	2,093
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2050	3,830	1,348

American Funds Tax-Exempt Funds	43

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2051	$13,350	$4,512
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	1,500	1,606
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	530	573
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 2025	2,535	2,297
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2027	3,500	3,018
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	800	411
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2044	25,395	12,623
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	3,300	1,534
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 2056	32,160	9,131
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	6,000	1,970
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 2054	27,760	8,442
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 2056	37,865	12,429
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	5,850	5,936
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	536
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	1,470	1,555
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	3,000	3,456
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	4,000	4,560
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 2050	13,000	14,322
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 2050	5,000	6,013
Other securities		268,857
		1,290,567

Indiana 1.33%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	1,500	1,708
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2043	2,000	2,202
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031 (preref. 2021)	4,000	4,174
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	2,500	2,817
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	17,560	18,429
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	10,100	10,592
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2035	3,000	3,324
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,225	7,966
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2048	3,250	3,576

44	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	$3,410	$3,803
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	6,750	7,776
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2033	2,410	2,809
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2038	2,395	2,766
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2043	4,000	4,579
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2048	4,500	5,131
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 5.75% 2028	255	284
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 6.50% 2033	215	244
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,710	4,218
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2036	3,730	4,306
Other securities		25,049
		115,753

Mississippi 0.24%
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2036 (put 2022)[1]	5,645	6,045
Other securities		14,455
		20,500

New Jersey 4.22%
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,085	7,558
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	800
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,760
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,473
Econ. Dev. Auth., Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 2050	1,100	1,260
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2027	1,000	1,169
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2037	1,250	1,422
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2047	3,500	3,910
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	1,590	1,773
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042 (preref. 2020)	2,500	2,541
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2029	1,200	1,425
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2034	2,025	2,364
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2039	1,685	1,948
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2049	3,810	4,353
Econ. Dev. Auth., Rev. Ref. Bonds (Motor Vehicle Surcharges), Series 2017-A, BAM insured, 5.00% 2027	3,250	4,000
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	2,750	3,298
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2024	2,050	2,272
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,114
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	4,135
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,150	2,331
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2033	2,500	2,889
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.50% 2031	2,000	2,424
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2034	1,500	1,776
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2035	1,275	1,506
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-FFF, 5.00% 2026	3,235	3,884

American Funds Tax-Exempt Funds	45

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2019-LLL, 4.00% 2044	$3,500	$3,853
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2013-NN, 5.00% 2024	2,000	2,219
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.54% 2028[2]	13,970	14,313
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2021	125	131
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	10,500	12,362
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 2029[1]	670	717
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2039[1]	825	902
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2049[1]	930	1,011
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2054[1]	725	782
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,763
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,950	18,543
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	4,125	4,761
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,921
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,959
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2037	1,850	2,072
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2038	6,600	7,368
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2039	4,550	5,065
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 5.00% 2033	5,000	6,195
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	1,000	1,122
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	4,000	4,751
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2031	4,500	5,303
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2035	2,345	2,849
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2044	4,000	4,745
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2050	2,500	2,944
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2026	630	552
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2035	3,375	2,186
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2036	9,730	6,055
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	17,245	11,994
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 2031	12,480	9,396
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 2035	4,000	2,551
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 2039	10,855	5,931
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 2038	3,985	2,420
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-C, BAM insured, 0% 2032	1,610	1,191
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 2027	8,245	7,125
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-B, 0% 2027	965	815
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, National insured, 5.50% 2021	5,975	6,446

46	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount	Value
	(000)	(000)
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2030	$2,000	$2,458
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2032	2,240	2,737
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 4.00% 2039	3,000	3,342
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2039	2,390	2,910
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-AA, 5.00% 2046	2,000	2,364
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-BB, 4.00% 2037	5,000	5,560
Other securities		103,312
		367,381

New York 3.26%
City of Glen Cove, Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 2055 (5.62% on 1/1/2024)[4]	16,320	16,228
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	10,000	10,169
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	12,220	12,831
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	5,500	5,757
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	560	616
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2032	2,000	2,192
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2033	4,500	4,925
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	3,250	3,711
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	3,300	3,747
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	19,368
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2026	1,110	1,329
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2029	7,000	8,682
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2031	10,000	12,307
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	5,000	5,601
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	3,500	4,319
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2032	9,000	11,048
Other securities		161,148
		283,978

Ohio 4.63%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2030	9,035	9,080
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	24,665	24,771
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.50% 2047	64,040	65,167
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-3, 6.25% 2037[4]	7,875	8,206
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 2048[1]	14,670	16,324
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 2048	16,250	19,229

American Funds Tax-Exempt Funds	47

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2053	$20,455	$23,037
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	14,450	15,629
Other securities		220,854
		402,297

Oklahoma 0.54%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,538
Other securities		29,125
		46,663

Pennsylvania 5.47%
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 2044	4,500	4,829
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-B, 5.00% 2038 (put 2020)	1,000	1,015
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.00% 2037 (put 2020)	12,775	12,961
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	5,000	5,924
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,300	19,098
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	11,690	13,580
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2042	1,000	1,151
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (CarbonLite P, LLC Project), Series 2019, AMT, 5.25% 2026[1]	2,500	2,609
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (CarbonLite P, LLC Project), Series 2019, AMT, 5.75% 2036[1]	6,790	7,339
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2019-B-1, AMT, 1.95% 2049 (put 2020)	2,750	2,751
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 2.15% 2041 (put 2024)	3,000	3,101
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 2039[1]	5,750	5,803
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 1.50% 2034 (put 2020)	1,000	1,000
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	14,600	16,477
Other securities		378,473
		476,111

Puerto Rico 5.43%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.00% 2033	18,200	19,451
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.25% 2042	26,650	28,615
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	15,180	15,834
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 2053	2,029	2,250
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2024	301	274
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2027	511	431
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2029	498	396
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2031	641	474
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2033	723	498
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	57,674	16,923

48	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	$11,964	$2,544
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	74,779	84,268
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 2040	26,481	28,816
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.536% 2053	22	24
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 2058	23,536	26,112
Other securities		245,428
		472,338

Rhode Island 0.86%
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2007-A, 0% 2052	119,630	17,269
Other securities		57,924
		75,193

South Carolina 1.86%
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 2041[1,4]	12,495	15,540
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-C, 5.00% 2036	3,450	3,671
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043	6,420	6,872
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	2,055	2,282
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	1,000	1,119
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,430	2,768
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2046	100	113
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	3,525	4,010
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	10,280	11,958
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2032	965	1,159
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	250	302
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2041	3,350	3,989
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.125% 2043	2,215	2,478
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-B, 5.00% 2038	3,000	3,395
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 5.00% 2039	100	114
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	6,275	7,501
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-B, 2.75% 2051 (3.00% on 12/1/2022)[4]	13,945	13,910
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2031	2,010	2,451
Other securities		77,809
		161,441

Texas 5.40%
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2048	22,705	24,892
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 2028	15,000	18,416
Other securities		426,416
		469,724

Utah 0.41%
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 2037[1]	26,595	27,940
Other securities		7,996
		35,936

Virginia 2.20%
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2055	18,305	21,095
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[1]	27,900	30,823
Other securities		139,829
		191,747

American Funds Tax-Exempt Funds	49

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin 2.43%
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2022	$45	$47
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	450	480
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 2029[1]	645	691
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 2039[1]	1,380	1,532
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 2049[1]	3,360	3,683
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 2054[1]	1,605	1,748
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 2047[1]	5,125	5,750
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 2052[1]	2,000	2,230
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 2039[1]	710	780
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 2050[1]	1,950	2,118
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2039[1]	820	890
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2049[1]	520	559
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2054[1]	1,365	1,459
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2024[1]	1,605	1,781
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2025[1]	1,000	1,155
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.25% 2030	3,000	3,323
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 2035	9,200	9,661
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.25% 2027[1]	2,000	2,316
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.75% 2031[1]	2,750	3,371
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 2050[1]	4,000	4,832
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2044	1,750	2,026
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2049	1,500	1,732
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 4.00% 2029[1]	600	637
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2039[1]	775	856
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2049[1]	1,300	1,425
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2054[1]	1,360	1,481
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 2029[1]	1,250	1,364
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2039[1]	2,230	2,498
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2049[1]	6,000	6,664
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2054[1]	1,920	2,121
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-B, 5.00% 2027	2,345	2,824
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	531
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	5,000	5,298
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	3,000	3,425
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	6,250	7,077
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 2029[1]	545	575
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2039[1]	500	531

50	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2049[1]	$1,100	$1,160
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 2030[1]	300	342
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 2032[1]	1,280	1,448
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2037[1]	650	736
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2042[1]	250	281
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2047[1]	900	1,007
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2052[1]	2,300	2,567
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034[1]	1,000	1,100
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044[1]	1,800	1,973
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 2046	1,000	1,064
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 2052	2,000	2,112
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,514
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2054	1,700	2,007
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 2035	1,000	1,116
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 2047	2,000	2,217
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	2,140	2,410
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2053	9,130	10,768
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2034	4,135	4,959
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2039	2,045	2,420
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2044	1,350	1,579
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2049	3,625	4,216
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2034	1,295	1,554
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2039	1,595	1,887
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2049	1,340	1,559
Other securities		70,249
		211,716

American Funds Tax-Exempt Funds	51

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Other states & U.S. territories 19.38%
Other securities		$1,684,238

Total bonds, notes & other debt instruments (cost: $7,586,110,000)		8,142,081

Short-term securities 6.49%
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.19% 2040[2]	$23,700	23,700
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.19% 2051[2]	4,000	4,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.19% 2035[2]	41,500	41,500
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds, (Air Products and Chemicals, Inc. Project), Series 2007, 1.20% 2042[2]	33,500	33,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 2030[2]	20,500	20,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 2030[2]	25,900	25,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.19% 2030[2]	10,700	10,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 2035[2]	18,000	18,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.19% 2035[2]	6,900	6,900
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.00% 2027[2]	10,700	10,700
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 1.18% 2035[2]	12,805	12,805
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.18% 2042[2]	15,595	15,595
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2006-CC-1, 0.94% 2038[2]	3,940	3,940
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 1.18% 2048[2]	14,845	14,845
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 2045[2]	8,080	8,080
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 1.18% 2045[2]	4,500	4,500
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.18% 2022[2]	7,195	7,195
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.18% 2031[2]	15,670	15,670
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Republic Services, Inc. Project), Series 2014, AMT, 1.35% 2044 (put 2020)[5]	9,300	9,304
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Waste Management, Inc. Project), Series 2013, AMT, 1.45% 2045 (put 2020)[5]	20,000	20,000
State of South Carolina, Public Service Auth., IAM Commercial Paper (Santee Cooper), Series 2020-D, 1.21% 3/5/2020	10,103	10,103
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2019-A, 0.98% 2036[2]	10,000	10,000
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 1.19% 2024[2]	17,400	17,400
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds, (Air Products Project), Series 2005, 1.20% 2040[2]	2,700	2,700
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	17,420	17,716
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-1, AMT, 1.45% 2023 (put 2020)[5]	5,000	5,000
Other securities		193,782

Total short-term securities (cost: $563,958,000)		564,035
Total investment securities 100.10% (cost: $8,150,068,000)		8,706,116
Other assets less liabilities (0.10)%		(8,626)

Net assets 100.00%		$8,697,490

52	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $7,205,000, which represented .08% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $1,832,000, an aggregate cost of $1,832,000, and which represented .02% of the net assets of the fund) were acquired from 9/26/2019 to 1/8/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [6]	1/31/2020 [7]	at 1/31/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	1,917	April 2020	$383,400	$414,761	$1,346
5 Year U.S. Treasury Note Futures	Long	1,578	April 2020	157,800	189,865	1,240
10 Year U.S. Treasury Note Futures	Short	1,628	March 2020	(162,800)	(214,336)	(3,100)
30 Year Ultra U.S. Treasury Bond Futures	Short	165	March 2020	(16,500)	(31,959)	(1,067)
						$(1,581)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,150,491,000, which represented 13.23% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Step bond; coupon rate may change at a later date.
[5]	For short-term securities, the mandatory put date is considered to be the maturity date.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	53

The Tax-Exempt Fund of California	unaudited
Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 91.47%	Principal amount (000)	Value (000)
California 89.53%
State issuers 33.72%
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2032	$950	$1,203
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2033	1,515	1,914
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2034	760	959
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2035	1,300	1,634
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2036	1,000	1,253
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2037	1,265	1,581
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2038	1,140	1,421
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2044	4,000	4,912
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 2047	10,575	11,652
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021 (preref. 2020)	1,625	1,636
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040 (preref. 2020)	1,400	1,412
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2019-V-1, 5.00% 2049	2,545	4,097
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2018-A, 5.00% 2053	3,985	4,888
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,145
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	11,795	12,351
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 2032	2,500	2,982
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 2033	2,000	1,479
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 2029 (preref. 2023)	3,265	3,766
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2030	1,000	1,218
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2032	2,500	3,030
G.O. Bonds, Series 2011, 5.25% 2028	2,000	2,136
G.O. Bonds, Series 2013-B, (SIFMA Municipal Swap Index + 0.38%) 1.32% 2027 (put 2022)[1]	2,000	2,006
G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.43%) 1.37% 2029 (put 2023)[1]	1,500	1,507
G.O. Bonds, Series 2015, 5.25% 2032	5,000	6,137
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	10,000	14,249
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2027	3,460	3,115
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	12,600	11,644

54	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2032	$3,250	$3,873
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2033	1,950	2,320
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2045	3,580	4,175
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	2,550	2,791
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.00% 2047	2,450	2,568
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-2, 5.00% 2047	4,250	4,455
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2036	500	617
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2011-A, 5.25% 2041	2,000	2,142
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2042	2,500	2,999
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home Communities), Series 2002-B, 6.00% 2032 (preref. 2020)	3,600	3,600
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 4.00% 2044	12,940	14,889
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	1,500	2,358
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2043	1,000	1,137
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016-B, 5.00% 2055	2,000	2,358
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2042	1,475	1,816
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2056	2,000	2,412
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2022	100	110
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2031	400	479
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2039	400	470
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2034	500	574
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2036	650	743
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 2036 (put 2024)	2,000	2,281
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,332
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,136
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2035	1,500	1,896
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2036	2,000	2,516
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2037	1,000	1,249
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,000	1,110
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,081
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2030	500	614
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2031	1,300	1,593
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2030	3,000	3,575
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	8,700	10,064
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,104
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2034	9,000	11,399
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031 (preref. 2020)	4,475	4,634
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	1,700	1,743
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034	2,000	2,426

American Funds Tax-Exempt Funds	55

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035	$2,000	$2,422
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	4,165	4,745
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,236
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2046	8,740	10,477
Housing Fin. Agcy., Municipal Certificates, Series 2019-A-1, 4.25% 2035	17,858	21,768
Housing Fin. Agcy., Municipal Certificates, Series 2019-A-2, 4.00% 2033	6,000	7,096
Housing Fin. Agcy., Municipal Certificates, Series 2019-X-1, 0.30% 2035[1]	14,300	356
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2036	6,915	8,060
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2041	7,200	8,265
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2039	300	378
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2044	350	435
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2049	540	667
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2027	1,000	1,003
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2037	1,500	1,505
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2030	1,080	1,338
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2031	1,230	1,519
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2032	1,140	1,405
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2033	1,105	1,359
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.14% 2037 (put 2022)[1]	8,500	8,633
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 2055 (put 2026)	8,000	8,219
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 1.535% 2047 (put 2021)[1]	4,925	4,933
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, (3-month USD-LIBOR x 0.70 + 0.33%) 1.576% 2047 (put 2022)[1]	3,000	3,007
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	1,000	1,138
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2017, 5.00% 2028	2,000	2,572
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	500	583
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	2,745	3,148
Municipal Fin. Auth., Insured Senior Living Rev. Ref. Bonds (Pilgrim Place in Claremont), Series 2016-A, 5.00% 2031	500	622
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School Dist.), Series 2015-A, BAM insured, 5.00% 2042	4,500	5,237
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,105
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 2040[2]	2,335	2,719
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[2]	2,800	3,260
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 4.00% 2021[2]	600	617
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2036[2]	3,500	4,075
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2046[2]	750	860
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2027	300	376
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2028	150	192
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2029	225	287
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2030	225	284
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2031	200	252
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2032	225	282
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2033	225	281
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2049	1,750	1,956
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	490	539

56	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Bonds (Channing House Project), Series 2017-A, 5.00% 2033	$1,000	$1,238
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2022	1,300	1,405
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2027	690	864
Municipal Fin. Auth., Rev. Bonds (Emerson College), Series 2017-B, 5.00% 2035	1,500	1,852
Municipal Fin. Auth., Rev. Bonds (John Adams Academies Inc.), Series 2019-A, 5.00% 2039[2]	915	995
Municipal Fin. Auth., Rev. Bonds (John Adams Academies Inc.), Series 2019-A, 5.00% 2057[2]	1,890	2,007
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	3,900	4,292
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2025	1,585	1,883
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2031	2,695	3,339
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2034	1,320	1,624
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2035	1,000	1,227
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2043	3,340	4,015
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2047	9,115	10,896
Municipal Fin. Auth., Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 4.00% 2020	260	266
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 2048	1,550	1,768
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2029	390	506
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2030	250	328
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2031	1,250	1,666
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2032	925	1,251
Municipal Fin. Auth., Rev. Bonds (Social Bonds - HealthRIGHT 360), Series 2019-A, 5.00% 2039[2]	1,250	1,471
Municipal Fin. Auth., Rev. Bonds (Social Bonds - HealthRIGHT 360), Series 2019-A, 5.00% 2049[2]	575	662
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 5.75% 2025 (preref. 2020)	2,100	2,134
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.125% 2030 (preref. 2020)	1,000	1,018
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2029	1,000	1,248
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2030	1,500	1,858
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2031	650	799
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2032	1,000	1,227
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2033	1,000	1,224
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2035	1,000	1,219
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2036	1,150	1,399
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2043	4,380	5,228
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 2049	1,600	2,021
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)[2]	4,150	4,493
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2023	600	659
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2024	600	675
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2041	2,500	2,770
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2030	750	922
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2033	500	610
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2034	440	535
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2039	615	739
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2033	650	782
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2034	2,675	3,214
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2035	2,000	2,398
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2036	1,000	1,196
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2037	1,250	1,491

American Funds Tax-Exempt Funds	57

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2042	$1,250	$1,474
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2047	1,000	1,170
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2033	1,450	1,745
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2034	600	721
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2035	625	749
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2036	600	718
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2037	600	716
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2042	1,000	1,179
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2047	4,010	4,692
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2032	1,500	1,791
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2039	1,000	1,173
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2031	1,000	1,155
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2033	1,250	1,434
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2034	750	856
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2035	1,185	1,348
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2036	2,000	2,273
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2037	2,850	3,226
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2039	2,750	3,095
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 2044	4,500	5,329
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2032	3,000	3,546
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2037	4,000	4,670
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2045	4,000	4,607
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2031	1,750	1,873
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,640
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,000	1,112
Municipal Fin. Auth., Rev. Ref. Bonds (William Jessup University), Series 2019, 5.00% 2039	1,000	1,165
Municipal Fin. Auth., Rev. Ref. Bonds (William Jessup University), Series 2019, 5.00% 2048	1,000	1,148
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 2.00% 2044 (put 2020)	4,900	4,930
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2040	4,610	5,619
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2043	6,525	7,895
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2043	2,000	2,420
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2052	7,500	8,978
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2049	2,510	3,066
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2052	3,500	4,259

58	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 2046	$11,475	$13,148
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	3,400	3,954
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 2027[2]	750	822
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2032[2]	2,500	2,933
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2037[2]	1,485	1,719
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2044[2]	805	920
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.75% 2036[2]	1,365	1,484
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy - Obligated Group), Series 2018-A, 5.00% 2035[2]	500	573
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2029[2]	3,345	3,909
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2041[2]	3,000	3,390
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2048[2]	2,795	3,139
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 2055[2]	1,000	1,090
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2036[2]	1,000	1,079
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2046[2]	750	803
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 2034[2]	750	821
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2030[2]	315	352
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2047[2]	250	273
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[2]	4,300	5,057
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2030[2]	1,950	2,251
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2037[2]	2,105	2,402
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2043[2]	1,750	2,024
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2049[2]	1,900	2,188
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2054[2]	5,000	5,730
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2037[2]	675	810
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2054[2]	2,150	2,592
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2037[2]	1,455	1,720
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2049[2]	5,400	6,274
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2024	300	345
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2025	275	325
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 4.00% 2026	395	475
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 2034	750	991
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 2037	735	960
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2031	1,300	1,740

American Funds Tax-Exempt Funds	59

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2032	$500	$666
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2033	1,000	1,326
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2030	2,585	3,218
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2038	1,000	1,209
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2043	2,000	2,389
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2048	1,500	1,779
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (La Mesa Springs Apartments), Series 2019-E, 1.78% 2021 (put 2020)	7,000	7,052
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Miramar Tower Apartments), Series 2019-M, 1.30% 2022 (put 2021)	1,500	1,504
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Robert Farrell Manor and Western Gardens Apartments), Series 2019-T-1, 1.25% 2021 (put 2021)	2,310	2,317
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-A, 1.90% 2028	1,250	1,252
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 4.50% 2029	2,905	2,967
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2031	2,000	2,418
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2032	2,115	2,548
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2035	3,000	3,595
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 2042	1,240	1,376
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2032	1,000	1,260
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2033	1,150	1,445
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2035	1,465	1,833
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2020	15	15
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	335	357
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2022	270	298
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2026	75	90
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2045	1,700	1,932
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2049	5,250	6,013
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2013-C, 5.625% 2036	2,000	2,307
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2029	405	503
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2047	1,815	2,147
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 5.00% 2036	3,500	4,281
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044	8,500	9,647
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 2048	500	547
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 2038 (put 2029)	5,000	6,732

60	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	$4,000	$5,386
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,052
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2034[2]	100	121
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2039[2]	105	126
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2051[2]	1,590	1,871
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 2033	1,350	1,533
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	935	1,057
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	2,925	3,315
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 2056[2]	1,400	1,595
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2018-A, 5.50% 2058[2]	1,000	1,189
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2029	625	760
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2031	1,135	1,371
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2032	1,500	1,807
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,750	1,964
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2047	2,000	2,239
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,500	1,528
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,072
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2032[2]	2,025	2,426
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2041[2]	11,920	13,987
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2040	2,000	2,049
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2031	1,000	1,216
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2034	500	603
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2035	5,050	6,084
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2032	700	760
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2047	2,100	2,262
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2031	1,750	2,029
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 2026[2]	3,385	3,793
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2036[2]	3,500	4,015
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2046[2]	2,250	2,543
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2027	640	827
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	1,500	1,616
Statewide Communities Dev. Auth., Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,000	1,114

American Funds Tax-Exempt Funds	61

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 2032	$10,075	$11,380
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2029	1,000	1,203
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2030	1,500	1,794
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2035	1,250	1,479
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,331
Regents of the University of California, General Rev. Bonds, Series 2018-AZ, 5.00% 2048	10,230	12,753
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	750	923
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	3,750	4,609
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2018-O, 5.00% 2048	1,900	2,362
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	1,000	1,131
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	17,440	19,108
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	15,955	17,679
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	3,045	3,088
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	6,580	6,913
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 4.00% 2035	20,840	24,378
Other securities		97,305
		965,425

City, county & other issuers 55.81%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 1.84% 2045 (put 2023)[1]	1,400	1,423
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.04% 2045 (put 2024)[1]	7,900	8,105
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 1.64% 2034 (put 2021)[1]	2,825	2,837
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-D, (3-month USD-LIBOR x 0.70 + 0.55%) 1.886% 2045 (put 2021)[1]	2,100	2,106
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056	3,510	4,234
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2019-S-8, 5.00% 2056	20,000	25,356
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2019-S-H, 5.00% 2044	1,000	1,271
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	1,475	1,735
Brentwood Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2048	9,940	11,263
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 1.496% 2034 (put 2021)[1]	11,675	11,693
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,193
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	1,000	1,190
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	1,000	1,185
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	1,000	1,184
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2020	250	254
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2032	2,500	2,788
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2041	4,680	5,460
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2046	8,065	9,359
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2033	945	1,121
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2035	1,150	1,358
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2043	1,040	1,210
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2048	2,500	2,895

62	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2040	$8,715	$9,829
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2044	8,000	9,928
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2044	2,705	3,024
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2049	1,000	1,114
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2028	825	915
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2031	400	440
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2033	1,615	1,773
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2035	550	651
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2037	650	766
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2038	1,000	1,176
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2043	2,670	3,116
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2048	5,250	6,103
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2051	1,250	1,496
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2020	1,000	1,019
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024	825	943
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2025	710	812
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2028	1,050	1,188
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024	2,250	2,662
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2029	2,600	3,058
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2030	1,700	1,990
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2031	1,500	1,750
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	800	931
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2042	1,000	1,144
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2036	1,840	2,185
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2037	1,285	1,518
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2026	330	415
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2027	375	483
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2028	525	689
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2029	500	670
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2030	350	466
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2031	635	842
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2032	680	896

American Funds Tax-Exempt Funds	63

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2034	$1,155	$1,506
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2044	1,000	1,262
Irvine Unified School Dist., Community Facs. Dist. No. 01-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	2,000	2,340
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2023	1,000	1,125
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2024	2,000	2,315
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2029	200	246
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2030	370	454
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2031	420	513
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2032	450	548
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2032	175	213
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2033	245	298
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2034	250	303
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2035	250	302
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2036	350	422
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2037	270	324
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2042	1,000	1,190
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 4.00% 2053	1,250	1,374
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 2042	1,000	1,190
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 2057	1,665	1,949
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2039	820	981
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2040	810	967
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2045	1,500	1,780
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 2038	550	632
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 2039	635	728
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2032	365	463
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2034	435	549
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2035	250	314
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 2036	270	338
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2044	1,200	1,402
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2049	3,000	3,479
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2054	6,670	7,584

64	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	$1,000	$1,012
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,491
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,852
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 4.00% 2034	1,000	1,131
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2035	1,000	1,205
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-A, AMT, 5.00% 2042	1,000	1,188
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,772
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	2,395	2,909
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	605
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2030	1,000	1,248
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,000	1,240
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,000	1,237
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2034	1,250	1,544
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2035	1,000	1,233
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2036	1,400	1,721
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2037	1,260	1,545
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2033	1,255	1,580
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2036	1,345	1,682
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2037	1,450	1,808
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2044	2,880	3,529
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 2032	5,000	6,325
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 2032	3,450	4,333
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2033	5,880	7,562
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-A, AMT, 5.00% 2031	2,345	3,036
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,024
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-A, 5.00% 2045	2,000	2,535
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-A, 5.00% 2049	5,000	6,300
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	6,250	7,797
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2013, 6.625% 2038 (preref. 2021)	1,200	1,306
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2030	1,250	1,495
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2031	1,500	1,789
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2040	5,550	6,510
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 3.00% 2040	6,000	6,242
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2027	1,340	1,721

American Funds Tax-Exempt Funds	65

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2031	$2,015	$2,527
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2035	3,245	4,013
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2036	2,000	2,464
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2035	1,000	1,162
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2024	2,225	2,629
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,000	2,483
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,145	2,622
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 2049	7,210	8,654
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2049	9,035	10,687
County of Sacramento, Sanitation Dist. Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.53%) 1.812% 2035[1]	13,500	13,056
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	11,891
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 2037	1,000	1,201
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2049	2,000	2,539
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2028	1,000	1,018
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2043	2,000	2,226
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-A, 5.00% 2035	1,000	1,260
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2047	1,000	1,202
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2029	1,980	2,475
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2035	2,495	3,066
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2036	750	919
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2037	750	917
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2042	1,500	1,816
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2026	760	937
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2027	750	946
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2028	1,000	1,286
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2029	1,255	1,644
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2030	1,785	2,325
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2049	7,750	9,634
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2010-F, 5.00% 2040	2,995	3,024
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2010-F, 5.00% 2040 (preref. 2020)	5	5
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2016-B, AMT, 5.00% 2046	4,000	4,746
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-A, AMT, 5.00% 2049	10,000	12,366
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 4.00% 2050	2,000	2,258
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 5.00% 2036	2,250	2,865

66	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 5.00% 2050	$3,500	$4,322
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-F, 5.00% 2050	2,000	2,514
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-H, AMT, 5.00% 2026	5,545	6,825
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,762
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,090
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,087
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,375	1,709
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2042	2,000	2,410
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	3,000	3,588
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2027	1,000	1,259
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2036	4,230	5,386
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2044	3,500	4,359
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-H, AMT, 5.00% 2025	3,995	4,784
City and County of San Francisco, Airport Commission, San Francisco International Airport, Special Facs. Lease Rev. Bonds (SFO Fuel Co. LLC), Series 2019-A, AMT, 5.00% 2027	2,000	2,495
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	8,379
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,119
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2020	2,080	2,086
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2035	2,000	2,433
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2037	1,000	1,211
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2041	1,500	1,800
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	10,000	11,897
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	9,417
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	10,000	11,163
Other securities		1,086,416
		1,598,184

Guam 0.47%
Other securities		13,564

Puerto Rico 0.80%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,900	8,240
Other securities		14,541
		22,781

United States 0.67%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class CA, 3.35% 2033	15,420	17,009
Other securities		2,162
		19,171

Total bonds, notes & other debt instruments (cost: $2,450,656,000)		2,619,125

American Funds Tax-Exempt Funds	67

The Tax-Exempt Fund of California

Short-term securities 7.74%	Principal amount (000)	Value (000)
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.16% 2035[1]	$32,765	$32,765
G.O. Bonds, Series 2004-B-6, 1.07% 2034[1]	2,000	2,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 1.12% 2035[1]	9,335	9,335
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-6, 1.16% 2035[1]	2,000	2,000
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-7, 1.16% 2035[1]	8,000	8,000
City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 1.15% 2049[1]	16,000	16,000
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/30/2020	18,600	18,919
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2000-B-3, 1.16% 2035[1]	3,000	3,000
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 1.12% 2037[1]	18,165	18,165
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 1.12% 2037[1]	21,210	21,210
Municipal Fin. Auth., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2007, AMT, 1.19% 2029[1]	2,960	2,960
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 1.16% 2025[1]	7,650	7,650
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 1.16% 2024[1]	12,035	12,035
City of Stockton, Public Fncg. Auth., Wastewater Bond Anticipation Notes, Series 2019, 1.40% 2022	9,750	9,774
Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 1.12% 2048[1]	12,880	12,880
Regents of the University of California, IAM Commercial Paper, Series 2020-A, 0.82% 5/11/2020	3,000	3,000
Regents of the University of California, IAM Commercial Paper, Series 2020-A, 1.12% 2/20/2020	2,600	2,600
Regents of the University of California, IAM Commercial Paper, Series 2020-A, 1.12% 2/20/2020	2,250	2,250
Dept. of Water Resources, Water System Rev. IAM Commercial Paper, Series 2020-1, 0.77% 2/19/2020	6,000	6,000
Dept. of Water Resources, Water System Rev. IAM Commercial Paper, Series 2020-2, 0.80% 2/28/2020	15,000	15,000
Dept. of Water Resources, Water System Rev. IAM Commercial Paper, Series 2020-2, 0.80% 3/4/2020	2,000	2,000
Other securities		14,192

Total short-term securities (cost: $221,583,000)		221,735
Total investment securities 99.21% (cost: $2,672,239,000)		2,840,860
Other assets less liabilities 0.79%		22,560

Net assets 100.00%		$2,863,420

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

68	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[3]	Value at 1/31/2020 (000)	[4]	Unrealized appreciation (depreciation) at 1/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	175	April 2020	$35,000		$37,863		$137
5 Year U.S. Treasury Note Futures	Long	1,575	April 2020	157,500		189,505		1,909
10 Year Ultra U.S. Treasury Note Futures	Short	111	March 2020	(11,100)		(16,168)		(387)
								$1,659

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $113,830,000, which represented 3.98% of the net assets of the fund.
[3]	Notional amount is calculated based on the number of contracts and notional contract size.
[4]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	69

American Funds Tax-Exempt Fund of New York	unaudited
Summary investment portfolio January 31, 2020

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 96.66%	Principal amount (000)	Value (000)
New York 93.48%
State issuers 47.86%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, 0% 2048	$3,540	$1,567
Dormitory Auth., Lease Rev. Bonds (State University of New York Dormitory Facs.), Series 2010-A, 5.00% 2035	1,000	1,018
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 2037	1,000	1,146
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 2033	500	568
Dormitory Auth., Rev. Bonds (Fordham University), Series 2011-A, 5.50% 2036 (preref. 2021)	1,000	1,067
Dormitory Auth., Rev. Bonds (Fordham University), Series 2017, 4.00% 2034	885	1,028
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2031	500	591
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2035	1,000	1,172
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	250	289
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 2053	1,250	1,442
Dormitory Auth., Rev. Bonds (Memorial Sloan-Kettering Cancer Center), Series 2017-1, 5.00% 2027	750	966
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2030	785	985
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2031	500	624
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 2032	1,000	1,195
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 2035	500	604
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2032	500	648
Dormitory Auth., Rev. Bonds (New York University), Series 2019-A, 5.00% 2049	1,500	1,904
Dormitory Auth., Rev. Bonds (North Shore-Long Island Jewish Obligated Group), Series 2011-A, 5.00% 2032 (preref. 2021)	1,500	1,577
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2019-B-3, 5.00% 2048 (put 2026)	1,000	1,203
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,021
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2022	200	220
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2034	1,000	1,159
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 2033	400	484
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2032[1]	600	692
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2040[1]	1,000	1,140
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 2031[1]	1,000	1,203

70	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 2035[1]	$1,000	$1,192
Dormitory Auth., Rev. Bonds (Skidmore College), Series 2011-A, 5.50% 2041	1,110	1,180
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2017-A, 5.00% 2030	750	947
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2017-A, 5.00% 2032	500	627
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2049	1,000	1,141
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2014-A, 5.50% 2039	1,000	1,134
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 2038	500	581
Dormitory Auth., Rev. Ref. Bonds (Mount Sinai School of Medicine of New York University), Series 2010-A, 5.00% 2021	1,000	1,016
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	25	27
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024 (preref. 2021)	475	508
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,112
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	888
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-E, 5.00% 2020	35	35
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2041	750	921
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2042	1,130	1,383
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.25% 2037	1,000	1,290
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	1,000	1,304
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2040	1,865	2,362
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2044	1,000	1,254
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2047	1,500	1,870
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2038	1,500	1,778
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 5.00% 2020	520	523
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2013-A, 5.00% 2020 (escrowed to maturity)	480	482
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	1,000	1,247
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2039	1,650	2,062
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2048	1,500	1,864
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	1,950	2,240
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 2044 (put 2026)[1]	500	520
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 2044[1]	1,000	1,024
Liberty Dev. Corp., Liberty Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,250	1,763
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[1]	1,250	1,410
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[1]	350	397
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[1]	375	447
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,606

American Funds Tax-Exempt Funds	71

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038 (preref. 2021)	$510	$537
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,439
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	883
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 1.996% 2033 (put 2023)[2]	1,500	1,513
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2035	1,000	1,239
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2047	3,225	3,896
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2036	500	628
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2020[2]	2,000	2,010
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	288
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 1.52% 2039 (put 2020)[2]	500	500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,087
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	342
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 2026	560	699
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2027	700	892
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 2057	750	908
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 2052	1,000	1,224
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2A, Assured Guaranty Municipal insured, (1-month USD-LIBOR x 0.69 + 0.68%) 1.908% 2032 (put 2021)[2]	600	602
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	1,500	1,239
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	1,000	1,156
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	565	706
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	750	962
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	225	235
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	205	213
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	360	374
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,240	1,318
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	625	659
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	230	242
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	835	885
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	570	610
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	485	535
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	995	1,100
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 46, 5.00% 2029	10	10
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	875	894
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	630	658
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 2047	1,425	1,529
Mortgage Agcy., Homeowner Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	30	30
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,039
Port Auth., Consolidated Bonds, Series 205, 5.00% 2047	1,000	1,224
Port Auth., Consolidated Bonds, Series 212, 4.00% 2038	1,000	1,186
Port Auth., Consolidated Bonds, Series 217, 5.00% 2044	1,500	1,917
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,044
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	540
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	571
Port Auth., Special Project Bonds (John. F. Kennedy International Air Terminal LLC Project), Series 8, 5.00% 2020	350	361
Power Auth., Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,603
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	1,970	2,003

72	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2021	$610	$641
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	500	525
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,500	2,617
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2021	280	289
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2022	1,000	1,067
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	500	550
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	500	577
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	1,000	1,136
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	500	571
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	500	560
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	2,145	2,647
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2036	1,045	1,271
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2030	650	898
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2046	1,000	1,228
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	750	873
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2026	1,500	1,867
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,218
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2036	1,500	1,901
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	1,345	1,672
Urban Dev. Corp., State Sales Tax Rev. Bonds (Bidding Group 3), Series 2019-A, 4.00% 2043	1,785	2,078
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-A, 5.00% 2035	1,170	1,438
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	750	944
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	1,500	1,883
Other securities		8,474
		145,103

City, county & other issuers 45.62%
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,474
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2023	1,600	1,807
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2024	275	321
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2040	1,050	1,213
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.25% 2035	500	591
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Tapestry Charter School Project), Series 2017-A, 5.00% 2047	500	554
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2021	525	539
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2022	545	570

American Funds Tax-Exempt Funds	73

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City, county & other issuers (continued)
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	$1,500	$1,627
Build NYC Resource Corp., Rev. Bonds (YMCA of Greater New York Project), Series 2015, 5.00% 2040	500	577
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 2045[1]	300	348
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[1]	450	489
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[1]	950	1,063
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2039	1,625	1,855
County of Dutchess, Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	750	829
County of Dutchess, Local Dev. Corp., Rev. Bonds (Nuvance Health Issue), Series 2019-B, 4.00% 2049	1,000	1,129
County of Dutchess, Local Dev. Corp., Rev. Bonds (Nuvance Health Issue), Series 2019-B, 5.00% 2032	905	1,148
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	510
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,019
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	506
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	800	844
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	841
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2033	480	576
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project),Series 2017, 5.00% 2034	810	971
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2037	630	750
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047	955	995
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047 (preref. 2021)	45	47
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047	435	456
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047 (preref. 2021)	565	594
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2033	2,700	3,370
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2017, Series 2017-A, 5.00% 2035	1,000	1,242
County of Monroe, Industrial Dev. Corp., Rev. Bonds (St. Anns of Greater Rochester, Inc.), Series 2019, 5.00% 2050	1,500	1,664
County of Nassau, G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,447
County of Nassau, G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,218
County of Nassau, G.O. General Improvement Bonds, Series 2017-A, 5.00% 2030	1,000	1,239
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2035	750	942
County of Nassau, G.O. General Improvement Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2032	750	967
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	500	611
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,795	2,166
New York City G.O. Bonds, Fiscal 2015, Series 2015-C, 5.00% 2033	1,000	1,179
New York City G.O. Bonds, Fiscal 2016, Series 2016-A, 5.00% 2026	1,000	1,219
New York City G.O. Bonds, Fiscal 2016, Series 2016-C, 5.00% 2031	1,000	1,212
New York City G.O. Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 2034	1,000	1,224
New York City G.O. Bonds, Fiscal 2018, Series 2018-A, 5.00% 2027	1,500	1,927
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2031	1,000	1,277
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2032	1,720	2,183
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2037	1,150	1,439
New York City G.O. Bonds, Fiscal 2019, Series 2019-D-1, 5.00% 2037	750	952
New York City G.O. Bonds, Fiscal 2020, Series 2019-A-1, 5.00% 2041	1,595	2,028

74	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2040	$2,500	$2,936
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,757
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	534
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	804
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	885	963
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	400	400
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	750	753
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	500	522
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	1,000	1,011
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2011-EE, 5.375% 2043	590	612
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-EE, 5.00% 2045	500	573
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-HH, 5.00% 2039	500	592
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-DD, 5.00% 2047	1,055	1,284
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2033	750	942
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-BB-1, 5.00% 2046	1,250	1,525
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-EE, 5.00% 2040	2,000	2,497
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-DD-1, 5.25% 2049	1,500	1,884
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-FF-2, 5.00% 2040	1,000	1,276
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Fiscal 2017, Series 2017-EE, 5.00% 2036	750	936
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-2, 5.00% 2036	590	732
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2018, Series 2018-S-4A, 5.00% 2037	750	942
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 5.00% 2043	1,000	1,236
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-3, 5.00% 2036	1,000	1,261
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011, Series 2011-C, 5.25% 2025	700	723
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 2032	1,000	1,252
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-E-1, 5.00% 2043	1,000	1,211
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2039	750	922
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 2042	1,000	1,220
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-3, 4.00% 2042	1,080	1,228
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2036	2,380	3,016
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019,Series 2019-C-1, 5.00% 2034	750	973
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2040	1,500	1,760

American Funds Tax-Exempt Funds	75

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City, county & other issuers (continued)
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-C, 5.00% 2026	$1,000	$1,228
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	688
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	572
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	799
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2019-A, AMT, 5.00% 2031	1,000	1,257
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	2,030
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,646
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2038	1,500	1,886
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2037	1,000	1,194
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2047	1,000	1,174
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,333
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,137
County of Westchester, Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	450	515
Other securities		30,834
		138,319

Guam 1.28%
Other securities		3,881

Puerto Rico 1.90%
Other securities		5,762

Total bonds, notes & other debt instruments (cost: $275,003,000)		293,065

Short-term securities 3.90%
Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, Bank of America LOC, 0.81% 2032[2]	2,000	2,000
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 1.45% 2030 (put 2020)[3]	1,000	1,000
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, (SIFMA Municipal Swap Index + 1.70%) 1.17% 2050[2]	1,000	1,000
New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.00% 2027[2]	1,000	1,000
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 1.15% 2037[2]	1,030	1,030
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 1.15% 2037[2]	3,795	3,795
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2003-B-1, 1.17% 2033[2]	2,000	2,000

Total short-term securities (cost: $11,825,000)		11,825
Total investment securities 100.56% (cost: $286,828,000)		304,890
Other assets less liabilities (0.56)%		(1,686)

Net assets 100.00%		$303,204

76	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $11,669,000, which represented 3.85% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviations and symbol

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD/$ = U.S. dollars

American Funds Tax-Exempt Funds	77

Financial statements

Statements of assets and liabilities
at January 31, 2020

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$1,259,232		$4,708,932
Cash	859		851
Cash collateral pledged for futures contracts	663		2,374
Receivables for:
Sales of investments	2,434		10,676
Sales of fund’s shares	2,945		15,546
Interest	9,957		36,166
Variation margin on futures contracts	259		1,021
	1,276,349		4,775,566
Liabilities:
Payables for:
Purchases of investments	53,703		162,794
Repurchases of fund’s shares	1,819		6,956
Dividends on fund’s shares	38		396
Investment advisory services	351		833
Services provided by related parties	104		842
Trustees’ deferred compensation	35		142
Variation margin on futures contracts	—		97
Other	—	*	2
	56,050		172,062
Net assets at January 31, 2020	$1,220,299		$4,603,504

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,205,071		$4,456,796
Total distributable earnings	15,228		146,708
Net assets at January 31, 2020	$1,220,299		$4,603,504
Investment securities in unaffiliated issuers, at cost	$1,244,205		$4,575,588

*	Amount less than one thousand.

See notes to financial statements.

78	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$24,564,863	$8,706,116	$2,840,860	$304,890
285	2,124	499	638
6,530	1,515	1,090	10

14,093	11,554	3,969	—
61,439	17,279	5,800	402
204,011	73,390	32,051	2,899
3,032	856	474	—
24,854,253	8,812,834	2,884,743	308,839

372,834	99,581	15,708	3,240
29,443	10,202	3,762	2,164
2,283	1,408	579	97
3,937	1,951	651	75
2,446	1,419	410	57
734	142	137	2
2,662	637	75	—
8	4	1	—	*
414,347	115,344	21,323	5,635
$24,439,906	$8,697,490	$2,863,420	$303,204

$23,012,532	$8,130,125	$2,692,350	$284,794
1,427,374	567,365	171,070	18,410
$24,439,906	$8,697,490	$2,863,420	$303,204
$23,138,693	$8,150,068	$2,672,239	$286,828

American Funds Tax-Exempt Funds	79

Statements of assets and liabilities
at January 31, 2020

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$817,034	$3,261,511
	Shares outstanding	79,831	203,494
	Net asset value per share	$10.23	$16.03
Class C:	Net assets		$17,233
	Shares outstanding	Not applicable	1,075
	Net asset value per share		$16.03
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$10.23	$16.03
Class F-1:	Net assets	$5,988	$65,903
	Shares outstanding	585	4,112
	Net asset value per share	$10.23	$16.03
Class F-2:	Net assets	$205,553	$580,824
	Shares outstanding	20,084	36,239
	Net asset value per share	$10.23	$16.03
Class F-3:	Net assets	$53,113	$354,815
	Shares outstanding	5,190	22,138
	Net asset value per share	$10.23	$16.03
Class R-6:	Net assets	$138,601	$323,208
	Shares outstanding	13,542	20,166
	Net asset value per share	$10.23	$16.03

See notes to financial statements.

80	American Funds Tax-Exempt Funds

unaudited

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$12,052,556	$5,130,822	$1,942,723	$222,032
890,582	307,561	105,982	19,788
$13.53	$16.68	$18.33	$11.22
$424,051	$247,348	$70,496	$11,731
31,334	14,827	3,846	1,045
$13.53	$16.68	$18.33	$11.22
$10	$11	$10	$10
1	1	1	1
$13.53	$16.68	$18.33	$11.22
$352,382	$189,365	$75,179	$2,251
26,038	11,351	4,101	201
$13.53	$16.68	$18.33	$11.22
$3,232,824	$1,270,216	$471,823	$33,357
238,878	76,142	25,740	2,973
$13.53	$16.68	$18.33	$11.22
$7,563,981	$1,045,340	$303,189	$33,823
558,914	62,662	16,540	3,014
$13.53	$16.68	$18.33	$11.22
$814,102	$814,388
60,155	48,818	Not applicable	Not applicable
$13.53	$16.68

American Funds Tax-Exempt Funds	81

Statements of operations
for the six months ended January 31, 2020

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America
Investment income:
Income:
Interest	$11,643	$51,158
Fees and expenses*:
Investment advisory services	2,025	4,883
Distribution services	606	4,904
Transfer agent services	218	894
Administrative services	178	663
Reports to shareholders	13	56
Registration statement and prospectus	102	230
Trustees’ compensation	5	22
Auditing and legal	41	55
Custodian	1	6
Federal, state and local taxes	3	1
Other	1	3
Total fees and expenses before reimbursements	3,193	11,717
Miscellaneous fee reimbursements	68	—
Total fees and expenses after reimbursements	3,125	11,717
Net investment income	8,518	39,441

Net realized gain (loss) and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,165	13,170
Futures contracts	(48)	(2,354)
	2,117	10,816
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,699	25,054
Futures contracts	1,198	6,066
	2,897	31,120
Net realized gain (loss) and unrealized appreciation	5,014	41,936

Net increase in net assets resulting from operations	$13,532	$81,377

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

82	American Funds Tax-Exempt Funds

unaudited

(dollars in thousands)

The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York

$347,657	$170,355	$41,636	$4,453

22,553	11,034	3,770	431
16,714	8,771	2,777	326
3,812	1,883	426	48
3,439	1,231	409	44
292	119	23	3
730	389	112	74
116	30	17	1
99	62	74	51
26	12	3	—	†
936	914	504	—	†
9	75	2	—	†
48,726	24,520	8,117	978
—	—	—	84
48,726	24,520	8,117	894
298,931	145,835	33,519	3,559

15,224	6,688	11,806	216
(19,340)	(1,928)	(1,444)	(9)
(4,116)	4,760	10,362	207

433,119	171,649	39,095	5,073
1,342	(1,216)	2,825	2
434,461	170,433	41,920	5,075
430,345	175,193	52,282	5,282
$729,276	$321,028	$85,801	$8,841

American Funds Tax-Exempt Funds	83

Statements of changes in net assets

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31, 2020*	Year ended July 31, 2019	Six months ended January 31, 2020*	Year ended July 31, 2019	Six months ended January 31, 2020*	Year ended July 31, 2019
Operations:
Net investment income	$8,518	$17,329	$39,441	$82,425	$298,931	$574,456
Net realized gain (loss)	2,117	62	10,816	13,065	(4,116)	11,303
Net unrealized appreciation	2,897	18,116	31,120	94,262	434,461	726,430
Net increase in net assets resulting from operations	13,532	35,507	81,377	189,752	729,276	1,312,189

Distributions paid or accrued to shareholders	(8,471)	(17,259)	(54,423)	(82,197)	(297,617)	(570,280)

Net capital share transactions	74,860	143,943	323,742	179,942	2,362,610	1,875,666

Total increase in net assets	79,921	162,191	350,696	287,497	2,794,269	2,617,575

Net assets:
Beginning of period	1,140,378	978,187	4,252,808	3,965,311	21,645,637	19,028,062
End of period	$1,220,299	$1,140,378	$4,603,504	$4,252,808	$24,439,906	$21,645,637

*	Unaudited.

See notes to financial statements.

84	American Funds Tax-Exempt Funds

(dollars in thousands)

American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Six months ended January 31, 2020*	Year ended July 31, 2019	Six months ended January 31, 2020*	Year ended July 31, 2019	Six months ended January 31, 2020*	Year ended July 31, 2019

$145,835	$257,928	$33,519	$67,429	$3,559	$6,510
4,760	(4,530)	10,362	4,454	207	73
170,433	249,037	41,920	82,681	5,075	9,697
321,028	502,435	85,801	154,564	8,841	16,280
(144,221)	(253,695)	(47,698)	(66,970)	(3,529)	(6,466)
768,429	1,012,098	248,436	233,925	22,938	26,639
945,236	1,260,838	286,539	321,519	28,250	36,453

7,752,254	6,491,416	2,576,881	2,255,362	274,954	238,501
$8,697,490	$7,752,254	$2,863,420	$2,576,881	$303,204	$274,954

American Funds Tax-Exempt Funds	85

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has six share classes consisting of five retail share classes (Classes A and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.
†	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

86	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Tax-Exempt Funds	87

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following tables present the funds’ valuation levels as of January 31, 2020 (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$201,695	$—	$201,695
New York	—	75,290	—	75,290
Illinois	—	69,756	—	69,756
Florida	—	66,633	—	66,633
Pennsylvania	—	48,065	—	48,065
Washington	—	44,087	—	44,087
North Carolina	—	37,272	—	37,272
Wisconsin	—	29,977	—	29,977
New Jersey	—	29,153	—	29,153
Minnesota	—	26,914	—	26,914
Other	—	445,751	—	445,751
Short-term securities	—	184,639	—	184,639
Total	$—	$1,259,232	$—	$1,259,232

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,207	$—	$—	$1,207

88	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$525,686	$—	$525,686
Illinois	—	449,212	—	449,212
New York	—	265,591	—	265,591
Florida	—	246,890	—	246,890
Pennsylvania	—	216,641	—	216,641
California	—	173,451	—	173,451
Colorado	—	144,276	—	144,276
New Jersey	—	143,357	—	143,357
Michigan	—	137,622	—	137,622
Wisconsin	—	132,562	—	132,562
Other	—	1,539,286	—	1,539,286
Short-term securities	—	734,358	—	734,358
Total	$—	$4,708,932	$—	$4,708,932

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,995	$—	$—	$4,995
Liabilities:
Unrealized depreciation on futures contracts	(724)	—	—	(724)
Total	$4,271	$—	$—	$4,271

The Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$3,162,246	$—	$3,162,246
Texas	—	2,777,150	—	2,777,150
New York	—	1,843,482	—	1,843,482
Florida	—	1,571,897	4,911	1,576,808
California	—	1,516,592	—	1,516,592
Pennsylvania	—	1,231,774	—	1,231,774
Michigan	—	1,029,076	—	1,029,076
Washington	—	638,694	—	638,694
Georgia	—	631,852	—	631,852
Ohio	—	595,409	—	595,409
Other	—	8,253,125	—	8,253,125
Short-term securities	—	1,308,655	—	1,308,655
Total	$—	$24,559,952	$4,911	$24,564,863

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,186	$—	$—	$10,186
Liabilities:
Unrealized depreciation on futures contracts	(18,031)	—	—	(18,031)
Total	$(7,845)	$—	$—	$(7,845)

See end of tables for footnote.

American Funds Tax-Exempt Funds	89

American High-Income Municipal Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$1,290,567	$—	$1,290,567
Colorado	—	525,236	—	525,236
Pennsylvania	—	476,111	—	476,111
Puerto Rico	—	472,338	—	472,338
Texas	—	469,724	—	469,724
Florida	—	457,276	4,975	462,251
California	—	416,875	—	416,875
Ohio	—	402,297	—	402,297
New Jersey	—	367,381	—	367,381
New York	—	283,978	—	283,978
Other	—	2,973,093	2,230	2,975,323
Short-term securities	—	564,035	—	564,035
Total	$—	$8,698,911	$7,205	$8,706,116

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,586	$—	$—	$2,586
Liabilities:
Unrealized depreciation on futures contracts	(4,167)	—	—	(4,167)
Total	$(1,581)	$—	$—	$(1,581)

The Tax-Exempt Fund of California

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
State issuers	$—	$965,425	$—	$965,425
City, county & other issuers	—	1,598,184	—	1,598,184
Guam	—	13,564	—	13,564
Puerto Rico	—	22,781	—	22,781
United States	—	19,171	—	19,171
Short-term securities	—	221,735	—	221,735
Total	$—	$2,840,860	$—	$2,840,860

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,046	$—	$—	$2,046
Liabilities:
Unrealized depreciation on futures contracts	(387)	—	—	(387)
Total	$1,659	$—	$—	$1,659

*	Futures contracts are not included in the investment portfolio.

American Funds Tax-Exempt Fund of New York

At January 31, 2020, all of the fund’s investment securities were classified as Level 2.

90	American Funds Tax-Exempt Funds

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the funds. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

American Funds Tax-Exempt Funds	91

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Unfunded commitments — American High-Income Municipal Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of January 31, 2020, the maximum exposure of unfunded bond commitments for American High-Income Municipal Bond Fund was $2,077,000, which would represent .02% of the net assets of the fund should such commitments become due.

Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, each fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to each fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

92	American Funds Tax-Exempt Funds

The following table presents the average month-end notional amount of futures contracts while held for each fund (dollars in thousands):

	Futures contracts
American Funds Short-Term Tax-Exempt Bond Fund	$ 210,592
Limited Term Tax-Exempt Bond Fund of America	706,658
The Tax-Exempt Bond Fund of America	2,350,867
American High-Income Municipal Bond Fund	665,217
The Tax-Exempt Fund of California	287,664
American Funds Tax-Exempt Fund of New York	2,500	*

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location of and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of futures contracts as of, or for the six months ended, January 31, 2020 (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,207	Unrealized depreciation*	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(48)	Net unrealized appreciation on futures contracts	$1,198

Limited Term Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$4,995	Unrealized depreciation*	$724

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(2,354)	Net unrealized appreciation on futures contracts	$6,066

The Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$10,186	Unrealized depreciation*	$18,031

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(19,340)	Net unrealized appreciation on futures contracts	$1,342

See end of tables for footnote.

American Funds Tax-Exempt Funds	93

American High-Income Municipal Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,586	Unrealized depreciation*	$4,167

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,928)	Net unrealized depreciation on futures contracts	$(1,216)

The Tax-Exempt Fund of California

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,046	Unrealized depreciation*	$387

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,444)	Net unrealized appreciation on futures contracts	$2,825

American Funds Tax-Exempt Fund of New York

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(9)	Net unrealized appreciation on futures contracts	$2

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Each fund participates in a collateral program due to each fund’s use of futures contracts that calls for each fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each fund, if any, is held in a segregated account with each fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

94	American Funds Tax-Exempt Funds

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net tax-exempt income and net capital gains each year. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. To the extent the funds recognize taxable income, the funds may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statements of operations.

As of and during the period ended January 31, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
As of July 31, 2019
Undistributed ordinary income	$—	$7,876	$—	$—	$—	$—
Undistributed tax-exempt income	99	574	3,740	2,766	1,048	124
Undistributed long-term capital gains	—	3,228	—	—	2,323	—
Capital loss carryforward*	(3,213)	—	(4,085)	(6,497)	—	(5)
As of January 31, 2020
Gross unrealized appreciation on investments	16,322	138,842	1,459,829	603,483	171,972	18,186
Gross unrealized depreciation on investments	(75)	(824)	(31,013)	(26,166)	(1,022)	—
Net unrealized appreciation on investments	16,247	138,018	1,428,816	577,317	170,950	18,186
Cost of investments	1,244,192	4,575,185	23,128,202	8,127,218	2,671,569	286,704

*	Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Tax-Exempt Funds	95

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Six months ended January 31, 2020						Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$5,488		$—	$—	$5,488		$11,676		$—	$—	$11,676
Class T	—	*	—	—	—	*	—	*	—	—	—	*
Class F-1	41		—	—	41		90		—	—	90
Class F-2	1,492		—	—	1,492		2,521		—	—	2,521
Class F-3	401		—	—	401		825		—	—	825
Class R-6	1,049		—	—	1,049		2,147		—	—	2,147
Total	$8,471		$—	$—	$8,471		$17,259		$—	$—	$17,259

Limited Term Tax-Exempt Bond Fund of America

	Six months ended January 31, 2020								Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$26,868		$6,786		$4,004		$37,658		$58,861		$—	$—	$58,861
Class C	86		36		21		143		241		—	—	241
Class T	—	*	—	*	—	*	—	*	—	*	—	—	—	*
Class F-1	528		135		80		743		1,133		—	—	1,133
Class F-2	5,260		1,194		704		7,158		9,544		—	—	9,544
Class F-3	3,329		721		425		4,475		5,689		—	—	5,689
Class R-6	3,184		668		394		4,246		6,729		—	—	6,729
Total	$39,255		$9,540		$5,628		$54,423		$82,197		$—	$—	$82,197

The Tax-Exempt Bond Fund of America

	Six months ended January 31, 2020						Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$142,357		$—	$—	$142,357		$285,802		$—	$—	$285,802
Class C	3,662		—	—	3,662		8,239		—	—	8,239
Class T	—	*	—	—	—	*	—	*	—	—	—	*
Class F-1	4,160		—	—	4,160		9,154		—	—	9,154
Class F-2	40,194		—	—	40,194		70,312		—	—	70,312
Class F-3	96,974		—	—	96,974		178,363		—	—	178,363
Class R-6	10,270		—	—	10,270		18,410		—	—	18,410
Total	$297,617		$—	$—	$297,617		$570,280		$—	$—	$570,280

96	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Six months ended January 31, 2020							Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income	Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$79,545		$—	$4,226		$83,771		$151,825		$—	$—	$151,825
Class C	3,109		—	207		3,316		6,528		—	—	6,528
Class T	—	*	—	—	*	—	*	—	*	—	—	—	*
Class F-1	2,987		—	158		3,145		6,426		—	—	6,426
Class F-2	20,666		—	1,027		21,693		36,440		—	—	36,440
Class F-3	17,455		—	852		18,307		28,978		—	—	28,978
Class R-6	13,328		—	661		13,989		23,498		—	—	23,498
Total	$137,090		$—	$7,131		$144,221		$253,695		$—	$—	$253,695

The Tax-Exempt Fund of California

	Six months ended January 31, 2020								Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$22,871		$1,734		$7,730		$32,335		$47,435		$—	$—	$47,435
Class C	595		63		282		940		1,394		—	—	1,394
Class T	—	*	—	*	—	*	—	*	—	*	—	—	—	*
Class F-1	864		68		301		1,233		1,952		—	—	1,952
Class F-2	5,744		415		1,851		8,010		10,366		—	—	10,366
Class F-3	3,727		266		1,187		5,180		5,823		—	—	5,823
Total	$33,801		$2,546		$11,351		$47,698		$66,970		$—	$—	$66,970

American Funds Tax-Exempt Fund of New York

	Six months ended January 31, 2020						Year ended July 31, 2019
Share class	Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued		Tax-exempt income		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$2,543		$—	$—	$2,543		$4,715		$—	$—	$4,715
Class C	98		—	—	98		201		—	—	201
Class T	—	*	—	—	—	*	—	*	—	—	—	*
Class F-1	26		—	—	26		50		—	—	50
Class F-2	419		—	—	419		687		—	—	687
Class F-3	443		—	—	443		813		—	—	813
Total	$3,529		$—	$—	$3,529		$6,466		$—	$—	$6,466

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

American Funds Tax-Exempt Funds	97

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		Annualized rates for the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	January 31, 2020
American Funds Short-Term Tax-Exempt Bond Fund	.341%		all						.341%
Limited Term Tax-Exempt Bond Fund of America	.300	.150%	$.06	$1.0	3.00%	2.50%	$3,333,333		$3,333,333.220
The Tax-Exempt Bond Fund of America	.300	.110	.06	21.0	3.00	2.00	3,333,333		8,333,333.196
American High-Income Municipal Bond Fund	.300	.140	.06	6.0	3.00	2.50	3,333,333		3,333,333.268
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333		3,333,333.276
American Funds Tax-Exempt Fund of New York	.204		all		3.00	2.50	3,333,333		3,333,333.295

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2020, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$ 1,329
Limited-Term Tax-Exempt Bond Fund of America	917
The Tax-Exempt Bond Fund of America	10,729
American High-Income Municipal Bond Fund	1,024
The Tax-Exempt Fund of California	2,174
American Funds Tax-Exempt Fund of New York	165

98	American Funds Tax-Exempt Funds

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact each fund’s investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to each fund’s shareholders. The agreement provides each fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of each fund. Currently the funds pay an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of each fund for CRMC’s provision of administrative services.

For the six months ended January 31, 2020, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$598	$149		$119
Class T	—	—	*	—	*
Class F-1	8	4		1
Class F-2	Not applicable	64		30
Class F-3	Not applicable	1		8
Class R-6	Not applicable	—	*	20
Total class-specific expenses	$606	$218		$178

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$14,277	$1,854		$1,713
Class C	2,015	68		62
Class T	—	—	*	—	*
Class F-1	422	201		52
Class F-2	Not applicable	1,616		452
Class F-3	Not applicable	73		1,049
Class R-6	Not applicable	—	*	111
Total class-specific expenses	$16,714	$3,812		$3,439

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$2,336	$184		$280
Class C	350	7		11
Class T	—	—	*	—	*
Class F-1	91	41		11
Class F-2	Not applicable	193		66
Class F-3	Not applicable	1		41
Total class-specific expenses	$2,777	$426		$409

Limited Term Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$4,740	$581		$474
Class C	85	3		3
Class T	—	—	*	—	*
Class F-1	79	37		9
Class F-2	Not applicable	270		81
Class F-3	Not applicable	3		49
Class R-6	Not applicable	—	*	47
Total class-specific expenses	$4,904	$894		$663

American High-Income Municipal Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$7,327	$1,073		$733
Class C	1,214	54		36
Class T	—	—	*	—	*
Class F-1	230	108		28
Class F-2	Not applicable	633		177
Class F-3	Not applicable	15		146
Class R-6	Not applicable	—	*	111
Total class-specific expenses	$8,771	$1,883		$1,231

American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$265	$29		$32
Class C	59	2		2
Class T	—	—	*	—	*
Class F-1	2	1		—	*
Class F-2	Not applicable	16		5
Class F-3	Not applicable	—	*	5
Total class-specific expenses	$326	$48		$44

*	Amount less than one thousand.

American Funds Tax-Exempt Funds	99

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York. Miscellaneous expenses exclude investment advisory services and distribution services fees. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended January 31, 2020, total fees and expenses reimbursed by CRMC were $68,000 and $84,000 for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York, respectively. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$2	$3		$5
Limited Term Tax-Exempt Bond Fund of America	12	10		22
The Tax-Exempt Bond Fund of America	59	57		116
American High-Income Municipal Bond Fund	20	10		30
The Tax-Exempt Fund of California	7	10		17
American Funds Tax-Exempt Fund of New York	1	—	*	1
* Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase securities from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash during the six months ended January 31, 2020.

8. Committed line of credit

American High-Income Municipal Bond Fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended January 31, 2020.

100	American Funds Tax-Exempt Funds

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$133,541	13,108	$5,377	528	$(92,462)	(9,071)	$46,456	4,565
Class T	—	—	—	—	—	—	—	—
Class F-1	515	50	40	4	(1,477)	(145)	(922)	(91)
Class F-2	42,793	4,201	1,420	139	(21,840)	(2,143)	22,373	2,197
Class F-3	14,606	1,434	398	39	(14,579)	(1,431)	425	42
Class R-6	11,926	1,170	1,049	103	(6,447)	(633)	6,528	640
Total net increase (decrease)	$203,381	19,963	$8,284	813	$(136,805)	(13,423)	$74,860	7,353

Year ended July 31, 2019

Class A	$446,679	44,559	$11,322	1,124	$(454,662)	(45,326)	$3,339	357
Class T	—	—	—	—	—	—	—	—
Class F-1	1,942	194	89	9	(2,196)	(219)	(165)	(16)
Class F-2	183,142	18,317	2,421	240	(59,423)	(5,910)	126,140	12,647
Class F-3	48,796	4,855	787	78	(42,824)	(4,276)	6,759	657
Class R-6	23,958	2,386	2,147	214	(18,235)	(1,816)	7,870	784
Total net increase (decrease)	$704,517	70,311	$16,766	1,665	$(577,340)	(57,547)	$143,943	14,429

Limited Term Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$400,986	25,154	$36,615	2,299	$(255,333)	(16,015)	$182,268	11,438
Class C	2,275	143	143	9	(2,849)	(179)	(431)	(27)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,771	676	717	45	(6,348)	(398)	5,140	323
Class F-2	134,780	8,452	6,487	407	(64,169)	(4,026)	77,098	4,833
Class F-3	76,057	4,772	4,386	276	(35,244)	(2,212)	45,199	2,836
Class R-6	26,534	1,664	4,246	267	(16,312)	(1,023)	14,468	908
Total net increase (decrease)	$651,403	40,861	$52,594	3,303	$(380,255)	(23,853)	$323,742	20,311

Year ended July 31, 2019

Class A	$817,031	52,517	$56,604	3,625	$(947,434)	(61,011)	$(73,799)	(4,869)
Class C	5,804	374	237	15	(9,333)	(599)	(3,292)	(210)
Class T	—	—	—	—	—	—	—	—
Class F-1	12,716	814	1,084	69	(18,544)	(1,193)	(4,744)	(310)
Class F-2	337,537	21,741	8,588	550	(211,713)	(13,615)	134,412	8,676
Class F-3	224,267	14,414	4,980	318	(116,914)	(7,517)	112,333	7,215
Class R-6	52,433	3,374	6,729	431	(44,130)	(2,837)	15,032	968
Total net increase (decrease)	$1,449,788	93,234	$78,222	5,008	$(1,348,068)	(86,772)	$179,942	11,470

See end of tables for footnote.

American Funds Tax-Exempt Funds	101

The Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$1,402,076	104,907	$135,369	10,115	$(565,772)	(42,334)	$971,673	72,688
Class C	59,225	4,432	3,533	264	(53,356)	(3,992)	9,402	704
Class T	—	—	—	—	—	—	—	—
Class F-1	41,581	3,111	3,958	296	(37,292)	(2,794)	8,247	613
Class F-2	622,481	46,557	38,076	2,845	(261,439)	(19,568)	399,118	29,834
Class F-3	1,155,379	86,542	95,782	7,156	(391,327)	(29,271)	859,834	64,427
Class R-6	104,482	7,836	10,270	767	(416)	(31)	114,336	8,572
Total net increase (decrease)	$3,385,224	253,385	$286,988	21,443	$(1,309,602)	(97,990)	$2,362,610	176,838

Year ended July 31, 2019

Class A	$1,913,815	148,284	$270,339	20,936	$(1,793,783)	(140,013)	$390,371	29,207
Class C	69,698	5,391	7,921	614	(116,360)	(9,053)	(38,741)	(3,048)
Class T	—	—	—	—	—	—	—	—
Class F-1	66,051	5,127	8,750	678	(118,439)	(9,234)	(43,638)	(3,429)
Class F-2	1,319,680	102,510	66,204	5,123	(877,784)	(68,563)	508,100	39,070
Class F-3	2,078,370	161,360	175,472	13,579	(1,306,234)	(101,826)	947,608	73,113
Class R-6	108,442	8,367	18,410	1,425	(14,886)	(1,168)	111,966	8,624
Total net increase (decrease)	$5,556,056	431,039	$547,096	42,355	$(4,227,486)	(329,857)	$1,875,666	143,537

American High-Income Municipal Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$572,093	34,715	$79,991	4,848	$(263,557)	(15,996)	$388,527	23,567
Class C	32,374	1,965	3,159	192	(31,499)	(1,912)	4,034	245
Class T	—	—	—	—	—	—	—	—
Class F-1	23,412	1,422	3,060	185	(21,277)	(1,291)	5,195	316
Class F-2	241,008	14,620	19,404	1,177	(129,271)	(7,848)	131,141	7,949
Class F-3	168,241	10,212	17,896	1,085	(58,699)	(3,560)	127,438	7,737
Class R-6	98,129	5,967	13,990	848	(25)	(1)	112,094	6,814
Total net increase (decrease)	$1,135,257	68,901	$137,500	8,335	$(504,328)	(30,608)	$768,429	46,628

Year ended July 31, 2019

Class A	$966,900	61,009	$144,057	9,079	$(684,496)	(43,449)	$426,461	26,639
Class C	50,981	3,214	6,195	390	(53,367)	(3,374)	3,809	230
Class T	—	—	—	—	—	—	—	—
Class F-1	48,091	3,037	6,254	395	(87,411)	(5,545)	(33,066)	(2,113)
Class F-2	563,308	35,694	32,471	2,046	(317,468)	(20,134)	278,311	17,606
Class F-3	331,973	20,911	25,362	1,597	(134,406)	(8,510)	222,929	13,998
Class R-6	102,098	6,412	23,498	1,480	(11,942)	(764)	113,654	7,128
Total net increase (decrease)	$2,063,351	130,277	$237,837	14,987	$(1,289,090)	(81,776)	$1,012,098	63,488

102	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$195,638	10,755	$30,057	1,656	$(93,040)	(5,118)	$132,655	7,293
Class C	9,283	511	911	50	(9,853)	(541)	341	20
Class T	—	—	—	—	—	—	—	—
Class F-1	6,645	365	1,150	63	(5,301)	(291)	2,494	137
Class F-2	95,231	5,237	7,048	388	(47,931)	(2,637)	54,348	2,988
Class F-3	63,666	3,503	5,166	285	(10,234)	(563)	58,598	3,225
Total net increase (decrease)	$370,463	20,371	$44,332	2,442	$(166,359)	(9,150)	$248,436	13,663

Year ended July 31, 2019

Class A	$354,297	20,195	$43,242	2,463	$(351,468)	(20,231)	$46,071	2,427
Class C	11,571	657	1,339	76	(17,470)	(1,000)	(4,560)	(267)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,762	614	1,815	104	(18,340)	(1,050)	(5,763)	(332)
Class F-2	241,537	13,875	9,002	512	(111,887)	(6,404)	138,652	7,983
Class F-3	105,180	5,967	5,174	294	(50,829)	(2,924)	59,525	3,337
Total net increase (decrease)	$723,347	41,308	$60,572	3,449	$(549,994)	(31,609)	$233,925	13,148

American Funds Tax-Exempt Fund of New York

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$26,503	2,391	$2,049	185	$(10,515)	(947)	$18,037	1,629
Class C	1,516	137	92	8	(1,666)	(151)	(58)	(6)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,544	229	21	2	(2,333)	(209)	232	22
Class F-2	7,268	656	403	36	(3,624)	(327)	4,047	365
Class F-3	3,299	297	443	40	(3,062)	(275)	680	62
Total net increase (decrease)	$41,130	3,710	$3,008	271	$(21,200)	(1,909)	$22,938	2,072

Year ended July 31, 2019

Class A	$43,401	4,058	$3,742	349	$(36,741)	(3,477)	$10,402	930
Class C	1,713	160	190	18	(2,452)	(231)	(549)	(53)
Class T	—	—	—	—	—	—	—	—
Class F-1	409	38	38	4	(561)	(53)	(114)	(11)
Class F-2	21,136	2,004	685	64	(10,147)	(952)	11,674	1,116
Class F-3	16,808	1,584	570	53	(12,152)	(1,148)	5,226	489
Total net increase (decrease)	$83,467	7,844	$5,225	488	$(62,053)	(5,861)	$26,639	2,471

*	Includes exchanges between share classes of the fund.

American Funds Tax-Exempt Funds	103

10. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2020, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$377,732	$340,351
Limited Term Tax-Exempt Bond Fund of America	1,153,585	1,069,762
The Tax-Exempt Bond Fund of America	4,212,109	1,794,163
American High-Income Municipal Bond Fund	1,551,040	828,746
The Tax-Exempt Fund of California	488,380	345,692
American Funds Tax-Exempt Fund of New York	43,947	13,809

104	American Funds Tax-Exempt Funds

11. Ownership concentration

At January 31, 2020, CRMC held aggregate ownership of 11% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010. In addition, American Funds Tax-Exempt Preservation Portfolio held 11% of the outstanding shares of American Funds Short-Term Tax-Exempt Bond Fund. CRMC is the investment adviser to both of the funds.

American Funds Tax-Exempt Funds	105

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Class A:
1/31/2020[4,5]	$10.19	$.07	$.04	$.11		$(.07)	$10.23	1.09%[6]		$817		.58%[7]		.57%[7]		1.38%[7]
7/31/2019	10.04	.16	.15	.31		(.16)	10.19	3.09		767		.59		.59		1.56
7/31/2018	10.15	.13	(.11)	.02		(.13)	10.04	.24		752		.58		.58		1.33
7/31/2017	10.22	.12	(.07)	.05		(.12)	10.15	.46		739		.59		.59		1.15
7/31/2016	10.17	.10	.05	.15		(.10)	10.22	1.51		688		.59		.59		1.02
7/31/2015	10.25	.11	(.08)	.03		(.11)	10.17	.26		653		.58		.58		1.04
Class T:
1/31/2020[4,5]	10.19	.08	.04	.12		(.08)	10.23	1.17	[6,8]	—	[9]	.43	[7,8]	.42	[7,8]	1.54	[7,8]
7/31/2019	10.04	.17	.15	.32		(.17)	10.19	3.20	[8]	—	[9]	.47	[8]	.47	[8]	1.67	[8]
7/31/2018	10.15	.15	(.11)	.04		(.15)	10.04	.36	[8]	—	[9]	.47	[8]	.47	[8]	1.44	[8]
7/31/2017[4,10]	10.11	.04	.04	.08		(.04)	10.15	.82	[6,8]	—	[9]	.15	[6,8]	.15	[6,8]	.42	[6,8]
Class F-1:
1/31/2020[4,5]	10.19	.06	.04	.10		(.06)	10.23	.99	[6]	6		.78	[7]	.76	[7]	1.20	[7]
7/31/2019	10.04	.13	.15	.28		(.13)	10.19	2.85		7		.81		.81		1.34
7/31/2018	10.15	.11	(.11)	—	[11]	(.11)	10.04	.02		7		.80		.80		1.10
7/31/2017	10.22	.09	(.07)	.02		(.09)	10.15	.23		9		.82		.82		.92
7/31/2016	10.17	.08	.05	.13		(.08)	10.22	1.29		13		.81		.81		.80
7/31/2015	10.25	.08	(.08)	—	[11]	(.08)	10.17	.05		9		.80		.80		.83
Class F-2:
1/31/2020[4,5]	10.19	.08	.04	.12		(.08)	10.23	1.15	[6]	205		.46	[7]	.45	[7]	1.50	[7]
7/31/2019	10.04	.17	.15	.32		(.17)	10.19	3.17		182		.49		.49		1.67
7/31/2018	10.15	.14	(.11)	.03		(.14)	10.04	.28		52		.54		.54		1.37
7/31/2017	10.22	.12	(.07)	.05		(.12)	10.15	.49		47		.57		.57		1.17
7/31/2016	10.17	.11	.05	.16		(.11)	10.22	1.55		80		.56		.56		1.06
7/31/2015	10.25	.11	(.08)	.03		(.11)	10.17	.29		64		.55		.55		1.08

106	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from Investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Class F-3:
1/31/2020[4,5]	$10.19	$.08	$.04	$.12	$(.08)	$10.23	1.18%[6]		$53	.40%[7]		.39%[7]		1.57%[7]
7/31/2019	10.04	.17	.15	.32	(.17)	10.19	3.23		52	.44		.44		1.71
7/31/2018	10.15	.15	(.11)	.04	(.15)	10.04	.38		45	.44		.44		1.45
7/31/2017[4,12]	10.07	.07	.08	.15	(.07)	10.15	1.49	[6]	77	.47	[7]	.47	[7]	1.35	[7]
Class R-6:
1/31/2020[4,5]	10.19	.08	.04	.12	(.08)	10.23	1.19	[6]	139	.40	[7]	.39	[7]	1.57	[7]
7/31/2019	10.04	.17	.15	.32	(.17)	10.19	3.24		132	.43		.43		1.71
7/31/2018	10.15	.15	(.11)	.04	(.15)	10.04	.38		122	.44		.44		1.48
7/31/2017[4,13]	10.09	.05	.06	.11	(.05)	10.15	1.20	[6]	127	.17	[6]	.17	[6]	.51	[6]

	Six months ended
	January 31,	Year ended July 31,
	2020[4,5,6]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	32%	50%	34%	26%	21%	38%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Amount less than $.01.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-6 shares began investment operations on March 17, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	107

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2020[3,4]	$15.93	$.14	$.15	$.29	$(.14)	$(.05)	$(.19)	$16.03	1.84%[5]		$3,262		.60%[6]		1.70%[6]
7/31/2019	15.52	.31	.41	.72	(.31)	—	(.31)	15.93	4.71		3,060		.59		2.00
7/31/2018	15.77	.31	(.25)	.06	(.31)	—	(.31)	15.52	.40		3,057		.59		2.00
7/31/2017	16.04	.32	(.27)	.05	(.32)	—	(.32)	15.77	.34		3,038		.59		2.04
7/31/2016	15.92	.35	.12	.47	(.35)	—	(.35)	16.04	2.97		3,055		.59		2.17
7/31/2015	16.10	.38	(.18)	.20	(.38)	—	(.38)	15.92	1.23		2,670		.57		2.36
Class C:
1/31/2020[3,4]	15.93	.08	.15	.23	(.08)	(.05)	(.13)	16.03	1.48	[5]	17		1.30	[6]	1.01	[6]
7/31/2019	15.52	.20	.41	.61	(.20)	—	(.20)	15.93	3.94		18		1.33		1.27
7/31/2018	15.77	.20	(.25)	(.05)	(.20)	—	(.20)	15.52	(.34)		20		1.34		1.26
7/31/2017	16.04	.20	(.27)	(.07)	(.20)	—	(.20)	15.77	(.40)		25		1.33		1.30
7/31/2016	15.92	.23	.12	.35	(.23)	—	(.23)	16.04	2.20		30		1.33		1.43
7/31/2015	16.10	.26	(.18)	.08	(.26)	—	(.26)	15.92	.47		30		1.33		1.60
Class T:
1/31/2020[3,4]	15.93	.16	.15	.31	(.16)	(.05)	(.21)	16.03	1.99	[5,7]	—	[8]	.30	[6,7]	2.01	[6,7]
7/31/2019	15.52	.35	.41	.76	(.35)	—	(.35)	15.93	4.99	[7]	—	[8]	.33	[7]	2.27	[7]
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.68	[7]	—	[8]	.33	[7]	2.26	[7]
7/31/2017[3,9]	15.68	.12	.09	.21	(.12)	—	(.12)	15.77	1.32	[5,7]	—	[8]	.10	[5,7]	.74	[5,7]
Class F-1:
1/31/2020[3,4]	15.93	.13	.15	.28	(.13)	(.05)	(.18)	16.03	1.82	[5]	66		.63	[6]	1.68	[6]
7/31/2019	15.52	.30	.41	.71	(.30)	—	(.30)	15.93	4.63		60		.67		1.93
7/31/2018	15.77	.30	(.25)	.05	(.30)	—	(.30)	15.52	.33		64		.66		1.93
7/31/2017	16.04	.31	(.27)	.04	(.31)	—	(.31)	15.77	.26		83		.67		1.96
7/31/2016	15.92	.33	.12	.45	(.33)	—	(.33)	16.04	2.88		90		.67		2.09
7/31/2015	16.10	.36	(.18)	.18	(.36)	—	(.36)	15.92	1.13		84		.67		2.27

108	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividend and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2020[3,4]	$15.93	$.16	$.15	$.31	$(.16)	$(.05)	$(.21)	$16.03	1.96%[5]		$581	.37%[6]		1.94%[6]
7/31/2019	15.52	.34	.41	.75	(.34)	—	(.34)	15.93	4.91		500	.39		2.20
7/31/2018	15.77	.34	(.25)	.09	(.34)	—	(.34)	15.52	.58		353	.41		2.18
7/31/2017	16.04	.35	(.27)	.08	(.35)	—	(.35)	15.77	.51		309	.42		2.22
7/31/2016	15.92	.38	.12	.50	(.38)	—	(.38)	16.04	3.15		291	.41		2.34
7/31/2015	16.10	.40	(.18)	.22	(.40)	—	(.40)	15.92	1.39		208	.41		2.52
Class F-3:
1/31/2020[3,4]	15.93	.16	.15	.31	(.16)	(.05)	(.21)	16.03	2.01	[5]	355	.27	[6]	2.04	[6]
7/31/2019	15.52	.36	.41	.77	(.36)	—	(.36)	15.93	5.02		308	.30		2.29
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.70		187	.30		2.29
7/31/2017[3,10]	15.59	.19	.18	.37	(.19)	—	(.19)	15.77	2.37	[5]	112	.30	[6]	2.36	[6]
Class R-6:
1/31/2020[3,4]	15.93	.16	.15	.31	(.16)	(.05)	(.21)	16.03	2.01	[5]	323	.27	[6]	2.04	[6]
7/31/2019	15.52	.36	.41	.77	(.36)	—	(.36)	15.93	5.02		307	.29		2.30
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.70		284	.30		2.29
7/31/2017	16.04	.37	(.27)	.10	(.37)	—	(.37)	15.77	.63		296	.30		2.33
7/31/2016	15.92	.39	.12	.51	(.39)	—	(.39)	16.04	3.26		284	.30		2.45
7/31/2015	16.10	.42	(.18)	.24	(.42)	—	(.42)	15.92	1.50		190	.31		2.62

	Six months ended
	January 31,	Year ended July 31,
	2020[3,4,5]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	26%	42%	28%	27%	16%	19%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	109

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2020[3,4]	$13.29	$.17	$.24	$.41	$(.17)	$13.53	3.09%[5]		$12,053		.53%[6]		2.50%[6]
7/31/2019	12.81	.37	.47	.84	(.36)	13.29	6.71		10,868		.52		2.84
7/31/2018	12.98	.38	(.17)	.21	(.38)	12.81	1.60		10,102		.53		2.91
7/31/2017	13.40	.40	(.42)	(.02)	(.40)	12.98	(.09)		9,692		.53		3.12
7/31/2016	12.96	.41	.44	.85	(.41)	13.40	6.69		9,510		.54		3.15
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62		7,385		.54		3.28
Class C:
1/31/2020[3,4]	13.29	.12	.24	.36	(.12)	13.53	2.72	[5]	424		1.25	[6]	1.78	[6]
7/31/2019	12.81	.27	.47	.74	(.26)	13.29	5.88		407		1.31		2.06
7/31/2018	12.98	.27	(.17)	.10	(.27)	12.81	.80		432		1.32		2.12
7/31/2017	13.40	.30	(.42)	(.12)	(.30)	12.98	(.88)		474		1.32		2.33
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.85		517		1.33		2.35
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80		349		1.33		2.50
Class T:
1/31/2020[3,4]	13.29	.18	.24	.42	(.18)	13.53	3.21	[5,7]	—	[8]	.28	[6,7]	2.74	[6,7]
7/31/2019	12.81	.40	.47	.87	(.39)	13.29	6.93	[7]	—	[8]	.32	[7]	3.05	[7]
7/31/2018	12.98	.40	(.17)	.23	(.40)	12.81	1.83	[7]	—	[8]	.32	[7]	3.12	[7]
7/31/2017[3,9]	12.85	.14	.13	.27	(.14)	12.98	2.07	[5,7]	—	[8]	.10	[5,7]	1.06	[5,7]
Class F-1:
1/31/2020[3,4]	13.29	.16	.24	.40	(.16)	13.53	3.05	[5]	352		.61	[6]	2.42	[6]
7/31/2019	12.81	.36	.47	.83	(.35)	13.29	6.58		338		.64		2.72
7/31/2018	12.98	.36	(.17)	.19	(.36)	12.81	1.48		370		.65		2.80
7/31/2017	13.40	.39	(.43)	(.04)	(.38)	12.98	(.22)		461		.66		2.99
7/31/2016	12.96	.39	.44	.83	(.39)	13.40	6.53		518		.67		3.04
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49		1,474		.67		3.16

110	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2020[3,4]	$13.29	$.18	$.24	$.42		$(.18)	$13.53	3.18%[5]		$3,233	.35%[6]		2.67%[6]
7/31/2019	12.81	.39	.47	.86		(.38)	13.29	6.86		2,778	.38		2.98
7/31/2018	12.98	.39	(.17)	.22		(.39)	12.81	1.74		2,177	.39		3.05
7/31/2017	13.40	.42	(.42)	—	[10]	(.42)	12.98	.03		1,909	.41		3.24
7/31/2016	12.96	.43	.44	.87		(.43)	13.40	6.84		2,879	.40		3.26
7/31/2015	12.92	.44	.04	.48		(.44)	12.96	3.76		990	.41		3.42
Class F-3:
1/31/2020[3,4]	13.29	.19	.24	.43		(.19)	13.53	3.23	[5]	7,564	.25	[6]	2.78	[6]
7/31/2019	12.81	.41	.47	.88		(.40)	13.29	6.97		6,570	.27		3.09
7/31/2018	12.98	.41	(.17)	.24		(.41)	12.81	1.84		5,397	.28		3.11
7/31/2017[3,11]	12.75	.22	.23	.45		(.22)	12.98	3.54	[5]	1,555	.29	[6]	3.34	[6]
Class R-6:
1/31/2020[3,4]	13.29	.19	.24	.43		(.19)	13.53	3.23	[5]	814	.25	[6]	2.78	[6]
7/31/2019	12.81	.41	.47	.88		(.40)	13.29	6.97		685	.27		3.09
7/31/2018	12.98	.41	(.17)	.24		(.41)	12.81	1.85		550	.28		3.15
7/31/2017	13.40	.44	(.43)	.01		(.43)	12.98	.15		380	.29		3.36
7/31/2016	12.96	.44	.44	.88		(.44)	13.40	6.95		391	.29		3.39
7/31/2015	12.92	.46	.04	.50		(.46)	12.96	3.86		270	.30		3.52

	Six months ended
	January 31,	Year ended July 31,
	2020[3,4,5]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	8%	20%	17%	20%	13%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Amount less than $.01.
[11]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	111

Financial highlights (continued)

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividend and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2020[3,4]	$16.33	$.29	$.34	$.63	$(.27)	$(.01)	$(.28)	$16.68	3.91%[5]		$5,131		.68%[6]		3.46%[6]
7/31/2019	15.78	.58	.54	1.12	(.57)	—	(.57)	16.33	7.28		4,637		.68		3.67
7/31/2018	15.73	.59	.04	.63	(.58)	—	(.58)	15.78	4.05		4,062		.69		3.72
7/31/2017	16.21	.60	(.49)	.11	(.59)	—	(.59)	15.73	.76		3,645		.67		3.86
7/31/2016	15.40	.63	.79	1.42	(.61)	—	(.61)	16.21	9.45		3,519		.67		4.02
7/31/2015	15.22	.64	.17	.81	(.63)	—	(.63)	15.40	5.34		2,700		.68		4.13
Class C:
1/31/2020[3,4]	16.33	.23	.34	.57	(.21)	(.01)	(.22)	16.68	3.55	[5]	247		1.38	[6]	2.76	[6]
7/31/2019	15.78	.47	.54	1.01	(.46)	—	(.46)	16.33	6.49		238		1.41		2.94
7/31/2018	15.73	.47	.04	.51	(.46)	—	(.46)	15.78	3.29		227		1.43		2.97
7/31/2017	16.21	.48	(.49)	(.01)	(.47)	—	(.47)	15.73	—		229		1.43		3.10
7/31/2016	15.40	.52	.79	1.31	(.50)	—	(.50)	16.21	8.62		247		1.43		3.26
7/31/2015	15.22	.52	.17	.69	(.51)	—	(.51)	15.40	4.55		182		1.44		3.37
Class T:
1/31/2020[3,4]	16.33	.31	.34	.65	(.29)	(.01)	(.30)	16.68	4.07	[5,7]	—	[8]	.38	[6,7]	3.76	[6,7]
7/31/2019	15.78	.62	.54	1.16	(.61)	—	(.61)	16.33	7.55	[7]	—	[8]	.42	[7]	3.93	[7]
7/31/2018	15.73	.63	.04	.67	(.62)	—	(.62)	15.78	4.34	[7]	—	[8]	.43	[7]	3.98	[7]
7/31/2017[3,9]	15.50	.20	.23	.43	(.20)	—	(.20)	15.73	2.77	[5,7]	—	[8]	.12	[5,7]	1.28	[5,7]
Class F-1:
1/31/2020[3,4]	16.33	.29	.34	.63	(.27)	(.01)	(.28)	16.68	3.90	[5]	189		.70	[6]	3.44	[6]
7/31/2019	15.78	.57	.54	1.11	(.56)	—	(.56)	16.33	7.21		180		.74		3.61
7/31/2018	15.73	.58	.04	.62	(.57)	—	(.57)	15.78	3.99		208		.75		3.65
7/31/2017	16.21	.59	(.49)	.10	(.58)	—	(.58)	15.73	.68		234		.75		3.77
7/31/2016	15.40	.62	.79	1.41	(.60)	—	(.60)	16.21	9.37		282		.74		3.95
7/31/2015	15.22	.62	.17	.79	(.61)	—	(.61)	15.40	5.27		207		.75		4.06

112	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2020[3,4]	$16.33	$.31	$.34	$.65	$(.29)	$(.01)	$(.30)	$16.68	4.04%[5]		$1,270	.44%[6]		3.70%[6]
7/31/2019	15.78	.61	.54	1.15	(.60)	—	(.60)	16.33	7.49		1,114	.47		3.87
7/31/2018	15.73	.62	.04	.66	(.61)	—	(.61)	15.78	4.26		798	.49		3.91
7/31/2017	16.21	.63	(.49)	.14	(.62)	—	(.62)	15.73	.93		605	.50		4.05
7/31/2016	15.40	.66	.79	1.45	(.64)	—	(.64)	16.21	9.65		775	.48		4.18
7/31/2015	15.22	.66	.17	.83	(.65)	—	(.65)	15.40	5.53		321	.49		4.32
Class F-3:
1/31/2020[3,4]	16.33	.32	.34	.66	(.30)	(.01)	(.31)	16.68	4.09	[5]	1,045	.34	[6]	3.80	[6]
7/31/2019	15.78	.63	.54	1.17	(.62)	—	(.62)	16.33	7.60		897	.37		3.97
7/31/2018	15.73	.64	.04	.68	(.63)	—	(.63)	15.78	4.37		646	.38		4.02
7/31/2017[3,10]	15.30	.32	.43	.75	(.32)	—	(.32)	15.73	4.96	[5]	421	.37	[6]	4.04	[6]
Class R-6:
1/31/2020[3,4]	16.33	.32	.34	.66	(.30)	(.01)	(.31)	16.68	4.09	[5]	815	.34	[6]	3.81	[6]
7/31/2019	15.78	.63	.54	1.17	(.62)	—	(.62)	16.33	7.61		686	.37		3.98
7/31/2018	15.73	.64	.04	.68	(.63)	—	(.63)	15.78	4.37		550	.38		4.02
7/31/2017	16.21	.64	(.49)	.15	(.63)	—	(.63)	15.73	1.05		380	.38		4.16
7/31/2016	15.40	.68	.79	1.47	(.66)	—	(.66)	16.21	9.76		269	.38		4.31
7/31/2015	15.22	.68	.17	.85	(.67)	—	(.67)	15.40	5.64		188	.39		4.42

	Six months ended
	January 31,	Year ended July 31,
	2020[3,4,5]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	11%	20%	24%	30%	21%	23%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	113

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividend and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2020[3,4]	$18.08	$.22	$.34	$.56	$(.22)	$(.09)	$(.31)	$18.33	3.15%[5]		$1,943		.63%[6]		2.42%[6]
7/31/2019	17.43	.50	.65	1.15	(.50)	—	(.50)	18.08	6.73		1,784		.59		2.88
7/31/2018	17.63	.51	(.20)	.31	(.51)	—	(.51)	17.43	1.77		1,678		.61		2.90
7/31/2017	18.21	.54	(.59)	(.05)	(.53)	—	(.53)	17.63	(.22)		1,641		.60		3.05
7/31/2016	17.62	.57	.58	1.15	(.56)	—	(.56)	18.21	6.65		1,678		.60		3.17
7/31/2015	17.52	.60	.09	.69	(.59)	—	(.59)	17.62	3.98		1,386		.62		3.38
Class C:
1/31/2020[3,4]	18.08	.16	.34	.50	(.16)	(.09)	(.25)	18.33	2.76	[5]	70		1.38	[6]	1.67	[6]
7/31/2019	17.43	.36	.65	1.01	(.36)	—	(.36)	18.08	5.90		69		1.38		2.10
7/31/2018	17.63	.37	(.20)	.17	(.37)	—	(.37)	17.43	.97		71		1.40		2.11
7/31/2017	18.21	.40	(.59)	(.19)	(.39)	—	(.39)	17.63	(1.00)		83		1.39		2.26
7/31/2016	17.62	.43	.58	1.01	(.42)	—	(.42)	18.21	5.82		97		1.39		2.38
7/31/2015	17.52	.46	.09	.55	(.45)	—	(.45)	17.62	3.16		78		1.40		2.59
Class T:
1/31/2020[3,4]	18.08	.25	.34	.59	(.25)	(.09)	(.34)	18.33	3.27	[5,7]	—	[8]	.40	[6,7]	2.65	[6,7]
7/31/2019	17.43	.54	.65	1.19	(.54)	—	(.54)	18.08	6.95	[7]	—	[8]	.39	[7]	3.09	[7]
7/31/2018	17.63	.54	(.20)	.34	(.54)	—	(.54)	17.43	1.98	[7]	—	[8]	.40	[7]	3.10	[7]
7/31/2017[3,9]	17.42	.18	.21	.39	(.18)	—	(.18)	17.63	2.24	[5,7]	—	[8]	.12	[5,7]	1.02	[5,7]
Class F-1:
1/31/2020[3,4]	18.08	.22	.34	.56	(.22)	(.09)	(.31)	18.33	3.10	[5]	75		.72	[6]	2.33	[6]
7/31/2019	17.43	.48	.65	1.13	(.48)	—	(.48)	18.08	6.59		72		.72		2.76
7/31/2018	17.63	.49	(.20)	.29	(.49)	—	(.49)	17.43	1.64		75		.73		2.77
7/31/2017	18.21	.51	(.58)	(.07)	(.51)	—	(.51)	17.63	(.35)		76		.73		2.93
7/31/2016	17.62	.55	.58	1.13	(.54)	—	(.54)	18.21	6.52		83		.73		3.04
7/31/2015	17.52	.58	.09	.67	(.57)	—	(.57)	17.62	3.85		63		.74		3.26

114	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2020[3,4]	$18.08	$.24	$.34	$.58	$(.24)	$(.09)	$(.33)	$18.33	3.25%[5]		$472	.45%[6]		2.60%[6]
7/31/2019	17.43	.53	.65	1.18	(.53)	—	(.53)	18.08	6.88		411	.45		3.02
7/31/2018	17.63	.53	(.20)	.33	(.53)	—	(.53)	17.43	1.89		257	.48		3.03
7/31/2017	18.21	.56	(.59)	(.03)	(.55)	—	(.55)	17.63	(.09)		200	.48		3.18
7/31/2016	17.62	.60	.58	1.18	(.59)	—	(.59)	18.21	6.79		213	.48		3.29
7/31/2015	17.52	.62	.09	.71	(.61)	—	(.61)	17.62	4.10		134	.49		3.51
Class F-3:
1/31/2020[3,4]	18.08	.25	.34	.59	(.25)	(.09)	(.34)	18.33	3.29	[5]	303	.36	[6]	2.69	[6]
7/31/2019	17.43	.55	.64	1.19	(.54)	—	(.54)	18.08	6.98		241	.36		3.11
7/31/2018	17.63	.55	(.20)	.35	(.55)	—	(.55)	17.43	2.01		174	.37		3.13
7/31/2017[3,10]	17.27	.29	.36	.65	(.29)	—	(.29)	17.63	3.79	[5]	124	.38	[6]	3.25	[6]

	Six months ended January 31,	Year ended July 31,
	2020[3,4,5]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	13%	27%	14%	21%	11%	17%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	115

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
1/31/2020[4,5]	$11.02	$.14	$.19	$.33	$(.13)	$11.22	3.05%[6]		$222		.69%[7]		.63%[7]		2.42%[7]
7/31/2019	10.61	.28	.41	.69	(.28)	11.02	6.57		200		.67		.67		2.60
7/31/2018	10.80	.27	(.19)	.08	(.27)	10.61	.75	[8]	183		.72	[8]	.69	[8]	2.52	[8]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.39)[8]		169		.74	[8]	.69	[8]	2.55	[8]
7/31/2016	10.66	.28	.45	.73	(.27)	11.12	6.95	[8]	161		.72	[8]	.69	[8]	2.54	[8]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[8]	124		.72	[8]	.67	[8]	2.91	[8]
Class C:
1/31/2020[4,5]	11.02	.10	.19	.29	(.09)	11.22	2.66	[6]	12		1.44	[7]	1.38	[7]	1.67	[7]
7/31/2019	10.61	.19	.41	.60	(.19)	11.02	5.74		12		1.46		1.45		1.81
7/31/2018	10.80	.19	(.19)	— [9]	(.19)	10.61	(.04)		12		1.52		1.48		1.73
7/31/2017	11.12	.19	(.32)	(.13)	(.19)	10.80	(1.17)		12		1.52		1.48		1.76
7/31/2016	10.66	.20	.45	.65	(.19)	11.12	6.11		14		1.51		1.48		1.75
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		10		1.56		1.50		2.07
Class T:
1/31/2020[4,5]	11.02	.16	.19	.35	(.15)	11.22	3.17	[6,8]	—	[10]	.44	[7,8]	.39	[7,8]	2.65	[7,8]
7/31/2019	10.61	.30	.41	.71	(.30)	11.02	6.78	[8]	—	[10]	.47	[8]	.46	[8]	2.79	[8]
7/31/2018	10.80	.29	(.19)	.10	(.29)	10.61	.98	[8]	—	[10]	.52	[8]	.48	[8]	2.73	[8]
7/31/2017[4,11]	10.68	.09	.13	.22	(.10)	10.80	2.02	[6,8]	—	[10]	.19	[6,8]	.15	[6,8]	.87	[6,8]
Class F-1:
1/31/2020[4,5]	11.02	.14	.19	.33	(.13)	11.22	3.04	[6,8]	2		.70	[7,8]	.64	[7,8]	2.41	[7,8]
7/31/2019	10.61	.27	.41	.68	(.27)	11.02	6.52	[8]	2		.72	[8]	.71	[8]	2.55	[8]
7/31/2018	10.80	.26	(.19)	.07	(.26)	10.61	.69	[8]	2		.79	[8]	.75	[8]	2.45	[8]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	10.80	(.38)[8]		3		.73	[8]	.68	[8]	2.56	[8]
7/31/2016	10.66	.29	.45	.74	(.28)	11.12	7.02	[8]	2		.65	[8]	.62	[8]	2.61	[8]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[8]	2		.80	[8]	.74	[8]	2.83	[8]

116	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class F-2:
1/31/2020[4,5]	$11.02	$.15	$.19	$.34	$(.14)	$11.22	3.14%[6]		$33	.51%[7]		.46%[7]		2.59%[7]
7/31/2019	10.61	.29	.41	.70	(.29)	11.02	6.74		29	.51		.51		2.75
7/31/2018	10.80	.29	(.19)	.10	(.29)	10.61	.89		16	.59		.54		2.67
7/31/2017	11.12	.29	(.32)	(.03)	(.29)	10.80	(.26)		11	.58		.56		2.68
7/31/2016	10.66	.30	.45	.75	(.29)	11.12	7.10		31	.58		.55		2.68
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77		20	.61		.56		3.02
Class F-3:
1/31/2020[4,5]	11.02	.16	.19	.35	(.15)	11.22	3.19	[6]	34	.42	[7]	.36	[7]	2.69	[7]
7/31/2019	10.61	.30	.41	.71	(.30)	11.02	6.83		32	.42		.42		2.84
7/31/2018	10.80	.30	(.19)	.11	(.30)	10.61	1.00		26	.48		.44		2.78
7/31/2017[4,12]	10.58	.15	.22	.37	(.15)	10.80	3.54	[6]	16	.58	[7]	.45	[7]	2.79	[7]

	Six months ended January 31,	Year ended July 31,
	2020[4,5,6]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes	5%	16%	21%	27%	14%	42%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $.01.
[10]	Amount less than $1 million.
[11]	Class T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

American Funds Tax-Exempt Funds	117

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2019, through January 31, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

118	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,010.91	$2.89	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class T – actual return	1,000.00	1,011.71	2.13	.42
Class T – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class F-1 – actual return	1,000.00	1,009.94	3.85	.76
Class F-1 – assumed 5% return	1,000.00	1,021.37	3.87	.76
Class F-2 – actual return	1,000.00	1,011.53	2.28	.45
Class F-2 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-3 – actual return	1,000.00	1,011.84	1.98	.39
Class F-3 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class R-6 – actual return	1,000.00	1,011.87	1.98	.39
Class R-6 – assumed 5% return	1,000.00	1,023.24	1.99	.39

Limited Term Tax-Exempt Bond Fund of America

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,018.35	$3.05	.60%
Class A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class C – actual return	1,000.00	1,014.80	6.60	1.30
Class C – assumed 5% return	1,000.00	1,018.65	6.61	1.30
Class T – actual return	1,000.00	1,019.89	1.53	.30
Class T – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class F-1 – actual return	1,000.00	1,018.23	3.20	.63
Class F-1 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class F-2 – actual return	1,000.00	1,019.57	1.88	.37
Class F-2 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class F-3 – actual return	1,000.00	1,020.07	1.37	.27
Class F-3 – assumed 5% return	1,000.00	1,023.84	1.38	.27
Class R-6 – actual return	1,000.00	1,020.10	1.37	.27
Class R-6 – assumed 5% return	1,000.00	1,023.84	1.38	.27

The Tax-Exempt Bond Fund of America

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,030.89	$2.71	.53%
Class A – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class C – actual return	1,000.00	1,027.16	6.39	1.25
Class C – assumed 5% return	1,000.00	1,018.90	6.36	1.25
Class T – actual return	1,000.00	1,032.14	1.43	.28
Class T – assumed 5% return	1,000.00	1,023.79	1.43	.28
Class F-1 – actual return	1,000.00	1,030.46	3.12	.61
Class F-1 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class F-2 – actual return	1,000.00	1,031.78	1.79	.35
Class F-2 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class F-3 – actual return	1,000.00	1,032.34	1.28	.25
Class F-3 – assumed 5% return	1,000.00	1,023.95	1.28	.25
Class R-6 – actual return	1,000.00	1,032.34	1.28	.25
Class R-6 – assumed 5% return	1,000.00	1,023.95	1.28	.25

See end of tables for footnote.

American Funds Tax-Exempt Funds	119

American High-Income Municipal Bond Fund

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,039.13	$3.50	.68%
Class A – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class C – actual return	1,000.00	1,035.49	7.08	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	1,040.70	1.95	.38
Class T – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class F-1 – actual return	1,000.00	1,039.01	3.60	.70
Class F-1 – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class F-2 – actual return	1,000.00	1,040.38	2.26	.44
Class F-2 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class F-3 – actual return	1,000.00	1,040.92	1.75	.34
Class F-3 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class R-6 – actual return	1,000.00	1,040.93	1.75	.34
Class R-6 – assumed 5% return	1,000.00	1,023.49	1.73	.34

The Tax-Exempt Fund of California

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,031.52	$3.23	.63%
Class A – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class C – actual return	1,000.00	1,027.63	7.05	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	1,032.71	2.05	.40
Class T – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class F-1 – actual return	1,000.00	1,031.04	3.69	.72
Class F-1 – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class F-2 – actual return	1,000.00	1,032.46	2.31	.45
Class F-2 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-3 – actual return	1,000.00	1,032.90	1.84	.36
Class F-3 – assumed 5% return	1,000.00	1,023.39	1.84	.36

American Funds Tax-Exempt Fund of New York

	Beginning account value 8/1/2019	Ending account value 1/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,030.49	$3.22	.63%
Class A – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class C – actual return	1,000.00	1,026.63	7.05	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	1,031.75	2.00	.39
Class T – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class F-1 – actual return	1,000.00	1,030.44	3.28	.64
Class F-1 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class F-2 – actual return	1,000.00	1,031.41	2.36	.46
Class F-2 – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class F-3 – actual return	1,000.00	1,031.93	1.84	.36
Class F-3 – assumed 5% return	1,000.00	1,023.39	1.84	.36

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

120	American Funds Tax-Exempt Funds

Liquidity Risk Management Program

The funds have adopted a liquidity risk management program (the “program”). Each fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

Each fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Tax-Exempt Funds	121

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122	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	123

Offices of the funds

STEX, LTEX, TEBF, AHIM, TEFCA
333 South Hope Street
Los Angeles, CA 90071-1406

TEFNY

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Custodians of assets

STEX, LTEX, TEBF, AHIM, TEFCA
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

TEFNY

Bank of New York Mellon
One Wall Street
New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

124	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Complete January 31, 2020, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results, as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Municipal Bond Fund®

Investment portfolio

January 31, 2020

unaudited

Bonds, notes & other debt instruments 93.61% Alabama 0.91%	Principal amount (000)	Value (000)
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-B, 5.00% 2046	$500	$585
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	10,000	10,666
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2019, AMT, 5.75% 2049	1,000	1,123
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 2030	5,050	5,907
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2032	1,000	1,220
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2033	2,000	2,436
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 2028	250	171
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 2034	2,500	1,036
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 2035	17,475	6,668
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 2036	7,500	2,627
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-F, 0% 2046 (7.75% on 10/1/2023)1	2,500	2,447
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	1,600	1,808
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	700	801
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	7,175	8,533
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	6,000	7,207
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	520	634
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	3,500	5,070
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 2033	2,500	2,834
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2016, 5.00% 2036	3,400	3,835
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	6,155	6,356
County of Tuscaloosa, Industrial Dev. Auth., Gulf Opportunity Zone Rev. Ref. Bonds (Hunt Refining Co. Project), Series 2019-A, 4.50% 20322	4,500	5,103
County of Tuscaloosa, Industrial Dev. Auth., Gulf Opportunity Zone Rev. Ref. Bonds (Hunt Refining Co. Project), Series 2019-A, 5.25% 20442	2,000	2,341
		79,408
Alaska 0.11%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	3,675	4,045
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2033	2,000	2,207
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2034	2,000	2,202
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2020	1,000	1,026
		9,480
American Samoa 0.14%
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 20382	11,000	12,595
Arizona 2.75%
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 20212	500	514
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 20222	500	521
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 5.00% 20232	260	275

American High-Income Municipal Bond Fund — Page 1 of 80

unaudited

Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 5.70% 20292	$770	$824
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 6.00% 20332	700	751
Town of Florence, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional School Project - Queen Creek and Casa Grande Campuses), Series 2013, 5.75% 2033	250	275
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 2026	595	624
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 2036	600	654
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 2046	1,545	1,683
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 20392	3,500	3,684
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 20492	7,250	7,577
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 20542	6,000	6,258
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 20472	2,230	2,480
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 20512	570	637
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 20382	1,200	1,383
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 20482	2,500	2,868
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 20532	3,750	4,306
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 20542	1,000	1,116
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 20372	1,500	1,671
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 20472	2,450	2,716
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 20502	6,160	6,866
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 20372	675	755
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 20472	1,035	1,142
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 20512	3,450	3,794
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 20272	2,600	2,800
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 20472	2,125	2,344
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 20512	1,550	1,705
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 20292	735	774
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 20392	1,325	1,482
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 20492	2,250	2,488
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.00% 20372	1,350	1,398
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 20472	4,830	5,009
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 20522	2,500	2,587
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 20382	1,960	2,254
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 20482	3,230	3,666
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 20292	565	603

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 20392	$440	$495
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 20492	700	778
Industrial Dev. Auth., Municipal Certificates, Series 2019-2, Class X, 1.001% 20333	164,800	11,552
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2049	1,500	1,807
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2058	3,500	4,164
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 20382	4,000	4,736
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 20522	3,625	4,220
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 20392	2,500	2,846
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 20492	3,500	3,934
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 20542	2,500	2,789
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 20362	2,750	3,055
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 20472	4,540	4,963
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2040	2,000	2,156
County of Maricopa, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 5.00% 2035	3,000	3,040
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 4.00% 2039	2,000	2,299
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 4.00% 2044	2,000	2,270
City of Phoenix, Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2010-C, 5.00% 2024 (preref. 2020)	3,305	3,360
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 20352	6,080	6,667
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 20452	5,500	5,951
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 20352	1,500	1,645
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 20462	7,100	7,679
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 20242	1,250	1,348
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 20342	1,560	1,812
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 20442	6,900	7,992
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 20352	1,590	1,738
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 20452	2,250	2,426
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 20262	3,275	3,448
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 20412	10,000	10,968
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 20462	2,500	2,727

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2018-A, 5.00% 20382	$3,100	$3,209
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2018-A, 5.25% 20482	3,000	3,110
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2018-A, 5.25% 20532	4,980	5,153
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2019-A, 5.00% 20392	410	424
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2019-A, 5.00% 20492	1,185	1,220
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,445
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 20342	725	787
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 20392	655	704
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 20492	1,100	1,176
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 20522	2,150	2,287
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 3.25% 20242	285	288
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 20292	300	330
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 20342	400	434
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 20392	500	538
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 20492	1,500	1,597
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1 LLC Project), Series 2018, AMT, 7.25% 20332	8,000	8,424
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe), Series 2019, 5.00% 2050	1,600	1,783
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe), Series 2019, 5.00% 2054	1,850	2,057
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Mirabella at ASU Project), Series 2017-A, 6.00% 20372	700	818
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Mirabella at ASU Project), Series 2017-A, 6.125% 20472	1,900	2,203
City of Tempe, Industrial Dev. Auth., Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	1,000	1,064
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.80% 2027 (put 2021)	2,500	2,550
		238,950
Arkansas 0.06%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 2.49% 2044 (put 2022)3	1,600	1,622
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 20492	2,500	2,700
County of Jefferson, Hospital Rev. Ref. Bonds (Jefferson Regional Medical Center), Series 2011, Assured Guaranty Municipal insured, 4.00% 2023	1,000	1,002
		5,324

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Bonds, notes & other debt instruments (continued) California 4.79%	Principal amount (000)	Value (000)
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2027	$100	$117
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2031	150	173
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2032	160	184
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2033	320	368
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Convention Center Expansion Project), Series 2014-A, 5.00% 2046	2,000	2,286
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.00% 2031	1,250	1,332
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	3,500	3,726
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.04% 2045 (put 2024)3	1,500	1,539
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.70% 2024	600	628
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.80% 2025	650	681
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.90% 2026	625	655
Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, BAM insured, 0% 2029	1,000	815
Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, BAM insured, 0% 2030	1,100	860
Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, BAM insured, 0% 2031	2,000	1,499
City of Cerritos, Public Fncg. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series 1993-A, AMBAC insured, 6.50% 2023	955	1,109
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	2,500	2,579
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2022	2,000	2,075
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	1,100	1,105
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	945	1,058
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 2040	5,000	2,790
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 2042	5,000	2,585
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2034	1,000	690
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2036	1,100	705
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2039	3,765	2,152
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2040	5,000	2,747
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2029	615	699
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2030	640	723
Duarte Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2010 Election, Series 2011-A, BAM insured, 0% 2036	5,520	3,485
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2033	4,000	4,271

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2013-A, 0% 2042	$5,000	$2,523
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2034	4,000	2,884
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2035	1,000	700
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	3,000	3,477
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	4,000	4,824
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-C, 6.50% 2043	3,500	4,140
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2013-A, 0% 2042 (6.85% on 1/15/2024)1	1,250	1,362
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2027	5,000	4,502
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2007-B, 0% 2047	20,000	3,581
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.00% 2047	1,300	1,363
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.25% 2047	4,315	4,550
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-2, 5.00% 2047	7,900	8,281
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 2032	5,000	3,879
Housing Fin. Agcy., Municipal Certificates, Series 2019-A-1, 4.25% 2035	4,670	5,693
Housing Fin. Agcy., Municipal Certificates, Series 2019-X-1, 0.30% 20353	28,600	712
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 2036	1,000	1,116
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2008-F, 1.75% 2026 (put 2022)4	29,370	29,884
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2010-E, 1.75% 2026 (put 2022)4	8,215	8,359
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	350	407
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2033	590	685
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2034	615	713
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2035	375	434
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2024	310	336
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2025	550	595
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2026	350	377
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2027	70	83
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2031	2,685	3,125
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	6,540	7,553
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,000	1,128
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2026	2,000	2,305
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	730	801
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	500	571
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	1,800	2,931
Madera Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005, National insured, 0% 2030	4,000	3,308
Moorpark Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2036	4,500	2,912
Morongo Band of Mission Indians, Rev. Ref. Bonds, Series 2018-B, 5.00% 20422	6,415	7,461
Municipal Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Multiple Projects), Series 2014-A, 6.00% 2023	500	529
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	750	874

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	$1,745	$2,001
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 20352	2,035	2,370
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 20452	5,600	6,519
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 20462	750	860
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2039	1,200	1,356
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	1,000	1,100
Municipal Fin. Auth., Rev. Bonds (John Adams Academies Inc.), Series 2019-A, 4.00% 20292	420	437
Municipal Fin. Auth., Rev. Bonds (John Adams Academies Inc.), Series 2019-A, 5.00% 20492	1,525	1,632
Municipal Fin. Auth., Rev. Bonds (John Adams Academies Inc.), Series 2019-A, 5.00% 20572	1,100	1,168
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	9,600	10,566
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2047	4,005	4,788
Municipal Fin. Auth., Rev. Bonds (Social Bonds - HealthRIGHT 360), Series 2019-A, 5.00% 20392	525	618
Municipal Fin. Auth., Rev. Bonds (Social Bonds - HealthRIGHT 360), Series 2019-A, 5.00% 20492	2,000	2,303
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)2	2,500	2,707
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2026	1,065	1,220
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2030	2,505	2,830
Municipal Fin. Auth., Rev. Ref. Bonds (William Jessup University), Series 2019, 5.00% 2048	725	832
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 2.00% 2044 (put 2020)	1,000	1,006
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	1,965	2,058
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.999% 20273	12,070	11,949
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 2045	560	646
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 2049	4,500	5,401
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 2054	6,800	8,127
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	1,820	1,854
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,160	2,596
Palomar Pomerado Health, Certs. of Part., Series 2010, 6.00% 2041 (preref. 2020)	1,000	1,038
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	2,750	2,307
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2030	9,000	7,311
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	2,500	1,968
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2035	3,175	3,623
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	1,725	1,952
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 20452	6,000	6,511
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,200	1,395
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,490	1,717
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2024 (preref. 2023)	20	23
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2029 (preref. 2023)	5	6
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Various California State University Projects), Series 2011-B, 5.00% 2031 (preref. 2021)	5	5
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2037	500	551
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 2039	1,785	2,077
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2035	425	480

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2038	$3,750	$4,336
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2048	4,545	5,202
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), Capital Appreciation Bonds, Series 2011-B, 0% 2039	4,000	2,403
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,000	1,175
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	455	533
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2031	595	694
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	500	581
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 1.827% 20343	5,000	4,836
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,290	11,303
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2011-A, 5.10% 2030	920	978
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2027	355	426
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2028	785	938
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2029	245	292
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2030	245	291
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-A, AMT, 5.00% 2049	7,500	9,275
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041 (preref. 2021)	1,000	1,061
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2031	665	815
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2029	1,300	1,410
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2031	1,140	1,232
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase One Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2044	965	1,069
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,200	2,558
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	4,000	4,194
City of Santa Ana, Redev. Agcy., Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,588
City of Santa Clara, Redev. Agcy., Tax Allocation Bonds (Bayshore North Project), Capital Appreciation Bonds, Series 2011, 0% 2024 (preref. 2021)	1,700	1,347
City of Santa Clara, Redev. Agcy., Tax Allocation Bonds (Bayshore North Project), Capital Appreciation Bonds, Series 2011, 0% 2025 (preref. 2021)	4,000	2,921
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2035	1,725	2,015
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2036	1,780	2,075
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	4,380	5,094
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 20272	1,000	1,096
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 20442	2,000	2,285

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 20292	$1,000	$1,169
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 20482	1,000	1,123
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 20282	595	676
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 20432	760	836
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 20462	1,850	1,981
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 20472	750	817
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 20522	250	273
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 20472	1,470	1,607
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 20372	360	397
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 20462	7,100	8,350
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 20462	440	517
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 20522	1,350	1,510
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20212	370	385
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20222	385	410
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20232	400	436
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20242	420	467
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20252	235	266
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 20492	1,000	1,162
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2027	100	104
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2028	120	124
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 2030	175	181
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 2031	460	476
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	120	120
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 4.50% 2029	6,000	6,127
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2045	850	966
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	2,700	3,121
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 20342	275	334
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 20392	370	443
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	860	941
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	5,000	5,667
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042 (preref. 2020)	1,500	1,542
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,000	1,122
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 5.625% 2032	1,000	1,123

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 20322	$720	$863
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 20462	3,750	4,239
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2040	1,150	1,347
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 2032	5,425	6,128
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	660	697
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation Bonds, Series 2019-B2-2, 0% 2054	10,735	1,695
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	2,300	2,608
		416,875
Colorado 6.04%
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.75% 20475	515	538
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2037	1,585	1,674
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.125% 2047	575	605
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-B, 7.25% 20475	1,988	2,200
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 2038	840	922
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 2047	1,200	1,305
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2017-B, 7.00% 20475	670	700
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.00% 2027	1,030	1,071
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2037	1,055	1,125
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2047	3,170	3,371
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.375% 20475	500	527
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 4.375% 2032	790	830
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2047	7,250	7,662
County of Adams, DIATC Metropolitan Dist., G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 20392	1,245	1,351
County of Adams, DIATC Metropolitan Dist., G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 20492	2,000	2,149
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-A, 5.00% 2049	1,475	1,541
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-B, 7.75% 2049	816	841
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 2044	1,870	1,950
County of Arapahoe, Copperleaf Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2015, 5.25% 2030	500	523
County of Arapahoe, Copperleaf Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2015, 5.75% 2045	1,450	1,516
County of Arapahoe, Copperleaf Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 5.00% 2049	510	515
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 2049	1,500	1,588

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
County of Arapahoe, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 2027	$1,500	$1,595
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 2027	2,690	2,866
County of Arapahoe, Wild Plum Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-B, 5.00% 2049	595	630
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2033	1,685	2,067
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2038	6,550	7,923
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2043	5,750	6,857
City of Arvada, Leyden Ranch Metropolitan Dist., G.O. Tax Bonds, Series 2017-A, 5.125% 2047	1,131	1,203
City of Arvada, Leyden Ranch Metropolitan Dist., G.O. Tax Bonds, Series 2017-B, 7.00% 20475	500	528
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Bonds, Series 2017-C, 10.75% 20495	1,026	1,055
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-A, 4.00% 2025	1,000	1,048
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-A, 4.375% 2033	2,750	2,898
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2045	2,250	2,367
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-B, 7.25% 20455	1,000	1,045
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2035	2,000	2,137
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2046	1,000	1,056
City of Arvada, Westown Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2047	1,400	1,466
County of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 2039	650	682
County of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 2049	925	955
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2046	2,920	3,185
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2016-B, 7.25% 20465	683	773
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2020-B, 7.875% 2049	933	940
City of Aurora, International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 4.625% 2031	635	658
City of Aurora, International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 2046	3,140	3,272
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 2048	13,490	14,142
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018, 4.50% 2028	534	558
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018, 5.125% 2037	550	589
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018, 7.25% 20355	636	667
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018-A, 5.125% 2043	500	534
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2037	2,265	2,608
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2047	3,085	3,505
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2037	600	691
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.00% 2033	504	540
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.125% 2038	2,070	2,219

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 6.75% 2038	$715	$743
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-B, 6.375% 2047	1,000	1,053
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2038	4,220	4,574
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax Rev. Ref. Bonds, Series 2018-A, 5.125% 2048	10,325	11,152
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,415	1,442
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, Series 2015, 5.75% 2046	4,450	4,509
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, Series 2015, 6.00% 2050	3,700	3,775
City and County of Broomfield, Midcities Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2016-B, 7.75% 20465	1,428	1,480
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax and Rev. Bonds, Series 2019, 7.25% 2049	4,712	4,769
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2016, 4.375% 2031	883	909
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2016, 5.00% 2046	3,000	3,137
Town of Castle Rock, Promenade at Castle Rock Metropolitan Dist. No. 1, G.O. Bonds, Series 2015-A, 5.75% 2039	9,300	9,758
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.00% 2021	289	291
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 2026	500	515
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2030	5,140	5,480
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,620	1,714
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2046	5,200	5,476
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2030	1,505	1,728
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2051	4,000	4,300
Colorado Science and Technology Park Metropolitan Dist. No.1, Rev. Ref. and Improvement Bonds, Series 2018, 4.375% 2026	3,545	3,777
Colorado Science and Technology Park Metropolitan Dist. No.1, Rev. Ref. and Improvement Bonds, Series 2018, 5.00% 2033	3,040	3,270
Colorado Science and Technology Park Metropolitan Dist. No.1, Rev. Ref. and Improvement Bonds, Series 2018, 5.25% 2048	3,125	3,343
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 4.00% 2029	5,650	5,846
City of Commerce, Buffalo Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2018-B, 7.375% 20475	3,488	3,681
City and County of Denver, 9th Avenue Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.00% 2048	2,475	2,639
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 4.50% 2029	1,287	1,348
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 5.00% 2036	605	636
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 5.125% 2046	2,375	2,496
City and County of Denver, Broadway Station Metropolitan Dist. No. 3, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Capital Appreciation Bonds, Series 2019-B, 0% 20491	20,665	12,175
City and County of Denver, Broadway Station Metropolitan Dist. No. 3, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2019-A, 5.00% 2039	3,080	3,302
City and County of Denver, Broadway Station Metropolitan Dist. No. 3, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2019-A, 5.00% 2049	6,775	7,192

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 5.625% 2038	$1,315	$1,497
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 6.00% 2038	1,250	1,450
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2014, 5.00% 2043	1,250	1,353
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2034	2,500	2,928
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2035	5,000	6,261
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2036	2,500	3,501
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 2032	8,905	9,793
City and County of Denver, International Center Metropolitan Dist. No. 14, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 2046	5,475	6,014
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	2,700	3,246
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,500	4,189
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,000	1,175
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,224
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 20392	3,750	4,038
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 20392	3,430	3,693
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2031	1,375	1,063
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2006-B, National insured, 0% 2037	5,065	2,547
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010, 0% 2040	3,610	2,083
E-470 Public Highway Auth., Rev. Bonds, Series 2010-C, 5.375% 2026	1,000	1,025
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.155% 2039 (put 2021)3	1,000	1,008
County of El Paso, Flying Horse Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds, Series 2019, 6.00% 20492	2,965	3,056
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2019-A, 6.25% 2049	7,100	7,540
County of Elbert, Independence Water & Sanitation Dist., Water Activity Enterprise Special Rev. Bonds, Series 2019, 7.25% 2038	6,500	7,108
City of Fort Collins, Harmony Technology Park Metropolitan Dist. No.2, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017, 5.00% 2047	5,270	5,544
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	12,600
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030 (preref. 2025)	3,000	3,635
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,500	1,817
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	2,360	2,859
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045 (preref. 2025)	1,000	1,212
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2028 (preref. 2027)	1,500	1,919
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	1,360	1,740
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037 (preref. 2027)	2,300	2,943
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2042	2,100	2,687

American High-Income Municipal Bond Fund — Page 13 of 80

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2047 (preref. 2027)	$3,520	$4,503
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	10,425	11,411
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043 (preref. 2023)	2,690	3,106
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 2044	2,500	3,062
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 4.00% 2049	5,000	5,561
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 2049 (put 2026)	5,000	5,988
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	2,480	2,918
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 20424	2,500	1,651
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 20474	5,500	3,628
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2026	260	288
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2027	590	661
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2028	245	277
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2029	600	682
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2038	550	595
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 2038	1,500	1,730
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 2027	455	538
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2031	2,395	2,824
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2032	850	998
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2037	2,300	2,664
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2047	12,230	13,889
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 3.125% 2027	1,250	1,253
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 2027	1,055	1,146
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2026	750	844
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2031	2,000	2,231
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2037	7,250	8,004
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	4,750	5,158
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,154
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,743
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,864
High Performance Transportation Enterprise, C-470 Express Lanes Rev. Bonds, Series 2017, 5.00% 2051	3,250	3,579
High Performance Transportation Enterprise, C-470 Express Lanes Rev. Bonds, Series 2017, 5.00% 2056	1,000	1,098
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	1,395	1,538
Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 2049	1,000	1,013
Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 2039	1,000	1,049
Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 2049	1,800	1,864
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 2049	3,500	3,623

American High-Income Municipal Bond Fund — Page 14 of 80

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Town of Johnstown, Tompson Crossing Metropolitan Dist. No. 4, G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 2039	$1,400	$1,518
Town of Johnstown, Tompson Crossing Metropolitan Dist. No. 4, G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 2049	2,625	2,826
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 20202	1,500	1,540
City of Littleton, Littleton Village Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2018-B, 7.625% 20285	1,140	1,197
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 20212	1,500	1,575
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 20222	1,900	2,037
Town of Parker, Cottonwood Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2019-A, 5.00% 2049	900	967
Town of Parker, Retta Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 2049	905	965
Town of Parker, Retta Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 2049	614	622
Town of Parker, Westcreek Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.375% 2048	800	840
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,597
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,700	1,730
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	13,800	14,043
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.50% 2036	4,750	5,008
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 2046	2,585	2,724
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019-B, 8.00% 2049	3,954	4,025
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 2029	1,870	1,998
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 2038	5,705	6,240
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 2049	6,095	6,632
City of Thornton, Big Dry Creek Metropolitan Dist., G.O. Bonds, Series 2017, 7.75% 20475	644	679
City of Thornton, Big Dry Creek Metropolitan Dist., G.O. Bonds, Series 2017-A, 5.75% 2047	2,415	2,563
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2036	1,335	1,417
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2046	6,490	6,871
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-B, 7.00% 20465	1,500	1,562
County of Weld, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 6.95% 2054	3,100	3,139
County of Weld, Hunters Overlook Metropolitan Dist. No. 5, G.O. Bonds, Series 2019-A, 5.00% 2039	910	985
County of Weld, Hunters Overlook Metropolitan Dist. No. 5, G.O. Bonds, Series 2019-A, 5.00% 2049	1,235	1,325
County of Weld, Hunters Overlook Metropolitan Dist. No. 5, G.O. Bonds, Series 2019-B, 8.50% 2049	1,825	1,853
County of Weld, Vista Ridge Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2006-B, 9.50% 2040 (preref. 2021)1	2,220	2,602
		525,236
Connecticut 0.90%
G.O. Bonds, Series 2018-E, 5.00% 2028	1,000	1,297
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 20302	3,250	3,849
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 20392	11,055	12,793
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 20392	1,000	1,195

American High-Income Municipal Bond Fund — Page 15 of 80

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Bonds, notes & other debt instruments (continued) Connecticut (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 20442	$1,000	$1,181
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 20502	1,100	1,293
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford Inc. Project), Series 2016-A, 5.00% 20532	1,640	1,799
Health and Educational Facs. Auth., Rev. Bonds (Mary Wade Home Obligated Group), Series 2019-A-1, 5.00% 20292	1,000	1,127
Health and Educational Facs. Auth., Rev. Bonds (Mary Wade Home Obligated Group), Series 2019-A-1, 5.00% 20392	1,000	1,106
Health and Educational Facs. Auth., Rev. Bonds (Mary Wade Home Obligated Group), Series 2019-A-1, 5.00% 20542	12,000	13,148
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 2030	840	919
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 2031	840	915
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2032	830	907
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2033	415	452
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	3,370	3,539
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 2039	1,270	1,336
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 2041	4,815	5,202
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-2, AMT, 2.25% 2031	2,390	2,393
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 20262	5,610	6,025
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 20452	2,495	2,564
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 20452	9,330	10,039
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 20302	4,500	5,156
		78,235
Delaware 0.03%
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2050	2,235	2,646
District of Columbia 0.64%
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2010-B, 6.50% 20441	5,000	6,801
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2035	6,000	4,068
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2037	10,255	6,450
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 2053	8,000	9,052
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 2039	1,000	1,235
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 2049	1,275	1,543
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	2,895	3,376
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	1,545	1,779
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2046	3,170	3,622
Rev. Bonds (Ingleside at Rock Creek Project), Series 2017-A, 5.00% 2032	1,000	1,097
Rev. Bonds (Ingleside at Rock Creek Project), Series 2017-A, 5.00% 2052	1,750	1,882
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 2048	6,330	7,496
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2006-A, 0% 2046	35,820	7,071
		55,472

American High-Income Municipal Bond Fund — Page 16 of 80

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Bonds, notes & other debt instruments (continued) Florida 5.31%	Principal amount (000)	Value (000)
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	$500	$576
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,287
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,712
County of Alachua, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, (3-month USD-LIBOR x 0.67 + 0.87%) 2.147% 20373	1,745	1,718
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	3,700	4,293
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 2049	2,500	2,801
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2043	365	421
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2048	3,000	3,444
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2053	2,450	2,802
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	2,470	2,815
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	750	848
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 2044	29,215	33,071
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 2049	3,000	3,373
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2044	1,000	1,238
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2049	1,000	1,229
County of Broward, Airport System Rev. Ref. Bonds, Series 2013-A, 5.25% 2043 (preref. 2023)	2,000	2,294
County of Broward, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	2,000	2,370
County of Broward, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2035	2,000	2,367
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 4.00% 2024	215	228
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 2029	405	460
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 2039	1,770	1,965
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 2054	1,400	1,525
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation Inc.), Series 2018-A, 5.375% 20382	1,105	1,256
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation Inc.), Series 2018-A, 5.375% 20482	2,595	2,901
Capital Trust Agcy., Educational Facs. Rev. Bonds (Franklin Academy Projects), Series 2020, 5.00% 20352	1,085	1,162
Capital Trust Agcy., Educational Facs. Rev. Bonds (Franklin Academy Projects), Series 2020, 5.00% 20402	1,220	1,297
Capital Trust Agcy., Educational Facs. Rev. Bonds (Franklin Academy Projects), Series 2020, 5.00% 20502	3,695	3,902
Capital Trust Agcy., Educational Facs. Rev. Bonds (Franklin Academy Projects), Series 2020, 5.00% 20552	2,845	2,984
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 20392	645	758
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 20542	1,075	1,229
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 20492	1,280	1,422
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 20542	2,385	2,643
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 20372	5,225	5,687
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 20472	10,000	10,803
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2017-A, 5.00% 20372	860	932
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2017-A, 5.00% 20472	1,785	1,907
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2017-A, 5.00% 20522	895	951

American High-Income Municipal Bond Fund — Page 17 of 80

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2019-A, 4.00% 20292	$445	$468
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2019-A, 5.00% 20392	1,125	1,214
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2019-A, 5.00% 20492	1,610	1,718
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2019-A, 5.00% 20542	1,340	1,422
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2039	1,000	1,221
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2048	5,000	5,995
Town of Davie, Educational Facs. Rev. Bonds (Nova Southeastern University Project), Series 2013-A, 6.00% 2042	400	450
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 5.50% 2028	1,535	1,693
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,287
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2029 (put 2022)2	8,330	8,920
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 20292	3,000	3,335
Dev. Fin. Corp., Surface Transportation Fac., Rev. Bonds (Virgin Trains USA Passenger Rail Project), Series 2019-B, AMT, 1.90% 2049 (put 2020)	1,710	1,712
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Health Care Corp. Obligated Group), Series 2020-A, 4.00% 2045	3,145	3,520
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Health Care Corp. Obligated Group), Series 2020-A, 4.00% 2050	5,860	6,521
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	5,250	5,362
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,200
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2030	2,750	3,276
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Ringling College Project), Series 2017, 5.00% 2042	2,000	2,334
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 4.00% 2044	1,000	1,091
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 4.00% 2049	1,000	1,086
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 2035	750	924
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-A-1, 4.50% 20332	2,000	2,235
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-A-1, 4.75% 20382	2,150	2,412
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-A-1, 5.00% 20482	3,000	3,399
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-B, 5.00% 20532	3,000	3,375
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2027	1,000	1,278
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 2045	2,090	2,209
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 2037	1,000	1,112
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 2047	1,100	1,220
County of Lee, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	1,872
County of Lee, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	10,530

American High-Income Municipal Bond Fund — Page 18 of 80

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	$2,600	$2,836
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2039	1,975	2,331
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2044	250	292
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2049	7,805	9,078
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 2035	485	519
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042 (preref. 2021)	8,445	9,111
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2015, 5.00% 2045 (preref. 2024)	500	592
County of Martin, Health Facs. Auth., Hospital Rev. Ref. Bonds (Martin Memorial Medical Center), Series 2012-B, 3.74% 2023 (preref. 2022)	250	268
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	2,000	2,204
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,225	1,486
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,140	1,376
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 4.00% 2023	1,000	1,032
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 4.75% 2027	750	822
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 5.125% 2039	2,000	2,220
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 5.25% 2049	2,000	2,223
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,067
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2022	1,750	1,932
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2023	2,415	2,656
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	1,500	1,697
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2035	2,000	2,316
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,152
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2040	1,000	1,145
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 2040	1,935	2,205
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	1,910	2,245
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,754
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,500	2,909
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 2037	1,735	1,836
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	2,040	2,138
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2035	3,225	3,914
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2036	4,000	4,842
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	17,500	20,857
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2048	11,500	13,581
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2035	1,500	1,733
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2040	3,000	3,436

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2045	$4,300	$4,892
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2036	4,100	4,637
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2041	4,880	5,488
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2047	6,280	7,030
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	1,240	1,505
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	4,895	5,830
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 2045	1,315	1,533
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2026	1,000	1,146
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2028	1,920	2,185
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 2036	1,250	1,422
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-B, 5.00% 2036	2,000	2,308
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-B, 5.00% 2053	2,000	2,262
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 2037	2,955	2,957
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	2,700	2,712
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 20364	1,035	60
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 20381	275	288
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Capital Appreciation Bonds, Series 2012-A-1, 6.00% 20361	145	151
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 2029	2,650	3,181
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 2039	3,070	3,631
County of Polk, Lake Ashton II Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,190	2,126
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	2,250	2,520
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	3,420	3,806
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2036	2,000	2,250
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 20144	10,260	—6
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 20397,8	31,550	4,975
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 20134	2,125	1,700
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 20134	2,035	1,424
County of St. Johns, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040 (preref. 2020)	3,625	3,712
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 2032	2,935	2,867

American High-Income Municipal Bond Fund — Page 20 of 80

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 2045	$215	$209
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2037	2,150	2,382
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2042	3,200	3,526
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2047	3,645	4,009
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2052	6,695	7,351
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2022	215	227
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2025	225	255
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2026	150	172
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2027	180	206
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2030	120	136
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2047	4,350	5,203
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20242	1,000	1,137
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20302	6,000	6,760
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 2037	2,240	2,461
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	1,350	1,549
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	4,400	4,999
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2045	3,945	4,508
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 2047	3,205	3,599
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 2052	3,010	3,362
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2030	1,500	1,757
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2031	1,520	1,777
West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-1, 5.75% 2036	2,715	2,715
West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-2, 5.75% 2036	2,295	1,354
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 2031	1,980	2,055
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 2037	2,000	2,077
		462,251

American High-Income Municipal Bond Fund — Page 21 of 80

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Bonds, notes & other debt instruments (continued) Georgia 2.22%	Principal amount (000)	Value (000)
City of Atlanta, Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	$1,285	$1,290
City of Atlanta, Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2036	140	140
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	7,000	7,391
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. - Vogtle Project), Series 2017-C, 4.125% 2045	5,000	5,497
County of Clayton, Dev. Auth., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-A, 8.75% 2029	5,000	5,122
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 2033	1,000	1,232
County of Dekalb, Housing Auth., Senior Living Rev. Bonds (Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc. Project), Series 2019-A, 5.125% 20492	5,145	5,141
County of Dekalb, Housing Auth., Senior Living Rev. Bonds (Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc. Project), Series 2019-A, 5.25% 20542	4,750	4,756
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030 (preref. 2020)	9,615	9,897
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040 (preref. 2020)	8,565	8,823
County of Fulton, Dev. Auth., Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	2,775	2,776
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	460	461
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030 (preref. 2020)	1,540	1,542
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-B-2, AMT, 3.50% 2039	3,800	3,990
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 20372	1,200	1,258
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 20472	1,680	1,752
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 20522	1,530	1,599
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,147
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,249
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 2048 (put 2023)	4,000	4,405
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2043	860	1,041
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2049	1,785	2,557
City of Marietta, Dev. Auth., Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 20372	2,500	2,850
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 2060	6,740	7,510
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 2060	19,100	21,862
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2049	22,835	26,827
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2059	13,200	15,357
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2063	6,425	7,517
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 2048	5,000	5,902
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 2059	8,300	9,697
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 2049	4,200	4,617
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2034	2,300	2,855
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,000	1,153
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	2,000	2,255
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-A, 0% 20242	2,115	1,733

American High-Income Municipal Bond Fund — Page 22 of 80

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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-A, 0% 20342	$3,495	$1,548
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-B, 0% 2049 (7.00% on 6/1/2024)1,2	6,755	5,675
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 20382	2,500	2,762
		193,186
Guam 0.74%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,500	1,736
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	7,990	9,260
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2021 (escrowed to maturity)	5,090	5,307
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2021	125	129
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2025	1,500	1,598
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2026	1,430	1,523
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	4,530	4,786
Business Privilege Tax Bonds, Series 2011-A, 5.25% 2036	1,665	1,767
Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,045	2,159
Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2037	1,755	1,847
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2025	3,700	4,381
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2026	4,080	4,813
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2030	2,000	2,325
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2032	3,000	3,470
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,010	1,068
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,000	1,060
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 2022	1,000	1,096
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2024	725	831
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2031	585	718
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2033	465	567
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2035	400	486
Power Auth., Rev. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2034	280	303
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2021	495	523
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2032	2,600	3,096
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2033	1,055	1,254
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2034	1,445	1,714
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	1,000	1,174
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2040	1,000	1,168
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040 (preref. 2020)	500	510
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	1,300	1,435
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	1,750	1,929
		64,033
Hawaii 0.37%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 2038	6,000	7,399
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 2048	5,000	6,050
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 2037	13,800	15,143
City and County of Honolulu, Wastewater System Rev. Bonds (Second Bond Resolution), Series 2010-A, 5.00% 2024 (preref. 2020)	3,200	3,254
		31,846

American High-Income Municipal Bond Fund — Page 23 of 80

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Bonds, notes & other debt instruments (continued) Idaho 0.15%	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 20342	$2,420	$2,613
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 20442	7,015	7,554
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 2047	1,500	1,751
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 20492	1,180	1,376
		13,294
Illinois 14.84%
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 2033	1,645	1,772
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 2041	4,230	4,510
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2016-A, 4.00% 2028	4,685	5,203
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 2034	1,535	1,828
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,625	1,731
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	8,890	10,000
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	7,910	9,750
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 20462	26,470	34,362
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	3,021
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,227
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	2,000	2,336
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 2024	2,425	2,821
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 20302	3,500	4,645
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 20422	28,185	36,805
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	2,000	2,113
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2024	2,000	2,283
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	4,000	4,676
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	3,000	3,588
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,500	1,585
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2024	2,000	2,283
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	5,000	5,781
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	12,000	14,132
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	7,800	8,994
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,750	2,179
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,455
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	2,250	2,816
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	3,000	3,735

American High-Income Municipal Bond Fund — Page 24 of 80

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	$5,780	$4,707
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 2025	2,000	1,758
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	2,500	2,918
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	7,500	8,488
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2032	5,000	5,656
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	12,000	13,416
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2027	2,310	2,767
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	1,750	2,088
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2029	2,500	2,975
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2031	855	1,011
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2031	3,000	2,220
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2034	490	326
City of Chicago, G.O. Bonds (Library), Series 2008-D, 5.00% 2039	265	265
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.50% 2034	500	581
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	1,000	1,122
City of Chicago, G.O. Bonds, Series 2011-A, 5.25% 2035	500	516
City of Chicago, G.O. Bonds, Series 2012-A, 5.00% 2033	585	622
City of Chicago, G.O. Bonds, Series 2012-C, 5.00% 2023	360	383
City of Chicago, G.O. Bonds, Series 2014-A, 5.25% 2029	3,895	4,392
City of Chicago, G.O. Bonds, Series 2015-A, 5.25% 2028	3,230	3,735
City of Chicago, G.O. Bonds, Series 2015-A, 5.50% 2034	200	232
City of Chicago, G.O. Bonds, Series 2017-A, 5.75% 2033	465	569
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2035	7,200	9,027
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2049	10,000	12,159
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2030	8,000	5,904
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2031	2,105	1,492
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2032	725	496
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,000	1,066
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2037	260	301
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	100	107
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2035	1,600	1,770
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	4,885	5,494
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2029	6,500	8,009
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2030	7,300	8,957
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	11,170	13,809
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-A, 5.375% 2029	1,000	1,164
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	3,020	3,387
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	3,105	3,634
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2035	1,670	1,910
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2038	3,500	3,976
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	10,200	12,163
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	4,800	5,905
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	12,150	15,138
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2031	1,460	1,811
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	1,300	1,608
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2025	1,000	1,128
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2026	1,680	1,893
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	1,000	1,121
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2043	4,250	4,755
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	515	536

American High-Income Municipal Bond Fund — Page 25 of 80

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039 (preref. 2021)	$2,070	$2,162
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2052	1,500	1,777
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2026	3,500	3,750
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,555
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2032	4,745	5,509
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2033	1,220	1,415
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	3,000	3,477
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 2053	3,500	4,200
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 2048	6,250	7,389
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 2032 (preref. 2025)	145	173
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2029	3,610	2,841
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2024	2,070	1,886
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	1,380	1,227
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	3,670	2,696
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	15,225	18,779
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	6,305	4,632
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	12,470	13,156
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	8,635	9,350
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	21,750	25,285
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	6,000	6,341
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	1,000	1,137
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2017-A, 5.00% 2037	3,000	3,514
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	560	500
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	5,000	4,342
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,000	1,105
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,000	1,198
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2029	1,000	1,193
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	700	832
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,575	2,914
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	2,000	2,322
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,108
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	250	275
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2033	6,200	7,069
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2031	1,000	1,185
City of Chicago, Water Rev. Ref. Bonds, Series 2001, 5.75% 2030	3,000	3,798
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	4,370	4,708

American High-Income Municipal Bond Fund — Page 26 of 80

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2029	$1,605	$1,845
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	500	561
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2035	2,290	2,760
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2038	5,000	5,977
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	6,300	9,017
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 2034	1,500	2,145
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	1,995	2,400
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 2043	3,000	3,278
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 2047	7,100	8,241
County of Cook, Community College Dist. No. 508 (South Suburban College), G.O. Bonds, Capital Appreciation Bonds, Series 2008, Assured Guaranty insured, 0% 2022	1,000	960
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	290	308
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	350	429
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	3,000	3,608
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	3,500	4,156
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 2036	4,433	4,467
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	2,030	2,317
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2047	3,180	3,560
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	4,010	4,100
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2022	40	44
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2042	1,000	1,138
Fin. Auth., Rev. Bonds (Christian Homes, Inc.), Series 2010, 6.125% 2027	645	652
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	7,530	9,195
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,185
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	1,285	1,536
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	3,750	4,446
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	2,975	3,156
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043 (preref. 2023)	430	487
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	6,775	6,841
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2012-C, 5.00% 2020	230	235
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2026	255	292
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2045	3,500	3,868
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 5.00% 2035	900	999
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 5.00% 2040	1,100	1,208
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 5.00% 2049	1,270	1,378
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2035	1,465	1,597
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2034	3,600	4,232
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	12,000	13,927
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	17,165	19,741
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,800	2,126
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	1,500	1,619
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 2037	1,000	1,105
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,135	1,355
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,221
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,206
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	2,240	2,706
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2029	3,090	3,716

American High-Income Municipal Bond Fund — Page 27 of 80

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	$1,500	$1,793
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	2,270	2,703
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.596% 2036 (put 2021)3	800	801
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2034	250	275
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	1,675	1,855
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	80	95
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	5	6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,362
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	9,000	11,201
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	1,000	1,236
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2032	4,500	5,523
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,265	1,539
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	3,605	4,350
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,383
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,596
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2046	900	1,038
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2049	1,250	1,438
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,288
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,724
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2032	2,000	2,336
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2033	2,000	2,331
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2035	2,000	2,324
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2037	1,800	2,079
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	6,880	7,956
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,226
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2026	1,065	1,207
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2030	1,900	2,147
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2033	3,000	3,362
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2038	11,080	12,262
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2032	1,250	1,507
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2031	1,875	2,058
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2036	1,000	1,086
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2034	1,100	1,336
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2036	1,000	1,208
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2038	1,000	1,201
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2040	1,500	1,792
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	940	955
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039 (preref. 2020)	5,135	5,207
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	5,450	6,366
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,296
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 4.125% 2047	2,000	2,254
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	1,250	1,265
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	8,710	9,276
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	3,950	4,536
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	6,400	7,227
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	250	302
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	1,995	2,037
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	1,005	1,027
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	2,365	2,699
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2023	775	797
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2024	815	843

American High-Income Municipal Bond Fund — Page 28 of 80

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2025	$730	$758
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	3,965	4,056
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	2,800	2,840
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	12,500	12,505
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.125% 2020	2,275	2,311
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.75% 2021	2,000	2,087
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.00% 2024	1,000	1,049
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	19,125	20,190
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	4,265	4,560
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2022	50	50
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,056
G.O. Bonds, Series 2013, 5.00% 2021	875	917
G.O. Bonds, Series 2013, 5.00% 2023	720	796
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,237
G.O. Bonds, Series 2013, 5.50% 2033	3,715	4,102
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,103
G.O. Bonds, Series 2014, 5.00% 2022	885	943
G.O. Bonds, Series 2014, 5.00% 2024	3,000	3,354
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,265
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,337
G.O. Bonds, Series 2014, 5.00% 2039	13,550	14,804
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2039	4,100	4,500
G.O. Bonds, Series 2016, 5.00% 2025	1,000	1,149
G.O. Bonds, Series 2016, 5.00% 2027	3,065	3,635
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,759
G.O. Bonds, Series 2016, 5.00% 2033	4,000	4,656
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,151
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	3,000	3,467
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,125	2,400
G.O. Bonds, Series 2017-A, 5.00% 2035	3,145	3,719
G.O. Bonds, Series 2017-A, 5.00% 2036	3,000	3,539
G.O. Bonds, Series 2017-C, 5.00% 2029	9,820	11,692
G.O. Bonds, Series 2017-D, 5.00% 2027	23,990	28,853
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	3,335	3,532
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	11,980	14,188
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	18,000	21,560
G.O. Bonds, Series 2018-A, 5.00% 2020	2,650	2,674
G.O. Bonds, Series 2019-B, 5.00% 2027	5,000	6,042
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	424
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	4,250	4,580
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	3,000	3,527
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,573
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	847
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	2,500	2,781
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	3,750	4,376
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	5,500	6,546

American High-Income Municipal Bond Fund — Page 29 of 80

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	$2,000	$2,420
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	4,000	4,910
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	2,000	2,434
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	3,000	3,601
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	3,435	3,646
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	2,375	2,535
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2025	3,000	3,487
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	1,150	1,370
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	1,140	1,382
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	750	903
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2039	1,165	1,387
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2026	620	738
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2029	1,610	1,978
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2031	780	948
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 2034	1,442	1,445
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 2028	3,185	2,655
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030	2,435	1,882
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030 (escrowed to maturity)	130	110
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	1,500	1,606
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2032	8,860	6,301
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2033	10,230	7,037
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	10,000	6,734
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2039	3,800	2,093
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2050	3,830	1,348
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2051	13,350	4,512
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	530	573
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	536
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 2050	13,000	14,322
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 2050	5,000	6,013
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 2025	2,535	2,297

American High-Income Municipal Bond Fund — Page 30 of 80

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2027	$3,500	$3,018
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	800	411
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2044	25,395	12,623
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	3,300	1,534
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 2056	32,160	9,131
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	6,000	1,970
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 2054	27,760	8,442
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 2056	37,865	12,429
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	5,850	5,936
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	1,470	1,555
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	3,000	3,456
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	4,000	4,560
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 2038	2,000	2,300
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 4.00% 2040	1,000	1,152
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2037	1,000	1,266
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2022	4,250	4,077
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	105	94
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2029	1,095	840
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2008-A, 5.50% 2023	500	566
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-A, 4.00% 2028	325	325
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2020	1,890	1,900
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2022	790	844
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2023	300	325
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2027	2,205	2,369
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	4,045	4,311
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2028	550	703
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	3,000	3,728
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 2023	2,625	2,481
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 2025	545	493

American High-Income Municipal Bond Fund — Page 31 of 80

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 2026	$640	$564
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2030	6,000	6,829
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2031	2,500	2,839
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,134
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 2028	1,000	1,224
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 2029	2,000	2,485
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 2030	2,250	2,799
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	4,000	4,747
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2024	480	555
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,985	3,345
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	750	837
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2034	2,160	2,385
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	1,000	1,190
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	5,000	5,562
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2014-C, 5.00% 2023	775	867
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 5.00% 2020	145	148
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 2027	1,129	1,196
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2036	1,246	1,350
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2034	4,993	5,826
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2036	7,541	8,133
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2032	4,325	5,071
		1,290,567
Indiana 1.33%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.95% 2031 (put 2021)	1,000	1,027
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 2041	2,000	2,267
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	1,500	1,708
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2043	2,000	2,202
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031 (preref. 2021)	4,000	4,174
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	2,500	2,817
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	17,560	18,429
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	10,100	10,592
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2035	3,000	3,324
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,225	7,966

American High-Income Municipal Bond Fund — Page 32 of 80

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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2048	$3,250	$3,576
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	3,410	3,803
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	6,750	7,776
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2033	2,410	2,809
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2038	2,395	2,766
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2043	4,000	4,579
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2048	4,500	5,131
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 5.75% 2028	255	284
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 6.50% 2033	215	244
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,710	4,218
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2036	3,730	4,306
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2029	635	804
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2031	700	881
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2039	2,500	2,782
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2034	1,000	1,135
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	2,390	2,498
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-A-2, AMT, 4.00% 2039	645	679
County of Knox, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2023	1,000	1,059
County of Knox, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2025	1,570	1,662
City of Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper (IN), LLC Project), Series 2013, AMT, 7.00% 2044	3,080	3,634
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 5.00% 2045 (put 2022)	3,000	3,295
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 5.00% 2046 (put 2023)	3,000	3,326
		115,753
Iowa 0.83%
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Iowa Fertilizer Co. Project), Series 2013-A, 5.25% 2050 (put 2033)	1,585	1,721
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Iowa Fertilizer Co. Project), Series 2013-B, 5.25% 2050 (put 2037)	8,470	9,349
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	12,505	13,901
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.875% 20262	2,320	2,417
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2019, 3.125% 2022	2,500	2,542
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 2036	1,250	1,422
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 2043	1,500	1,704
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 2048	5,500	6,217
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-1, 5.00% 2055	2,000	2,260
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-2, 2.875% 2049	500	506
Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-F, 1.15% 20413	4,000	4,000
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2028	1,150	1,285
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2033	1,000	1,108
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2038	1,000	1,100
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2048	2,500	2,725
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 2039	4,000	4,108
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 2044	6,950	7,101
Student Loan Liquidity Corp., Student Loan Rev. Ref. Bonds, Series 2018-A, AMT, 3.75% 2033	4,735	5,023
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2005-C, 5.625% 2046	3,525	3,563
		72,052

American High-Income Municipal Bond Fund — Page 33 of 80

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Bonds, notes & other debt instruments (continued) Kansas 0.36%	Principal amount (000)	Value (000)
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	$1,920	$1,936
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 2043	4,000	4,517
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2027	750	870
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2029	1,205	1,389
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2031	1,330	1,525
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2039	5,660	6,390
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 4.00% 2020	250	251
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 4.00% 2021	450	459
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 4.00% 2022	630	652
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 4.00% 2023	655	687
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 5.00% 2034	2,000	2,258
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 5.00% 2050	1,500	1,644
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 3.00% 2023	545	557
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 4.20% 2027	5,000	5,119
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 2028	670	699
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 2034	2,125	2,229
		31,182
Kentucky 1.11%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2032	500	542
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2036	2,625	2,811
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2028	1,260	1,484
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2030	1,110	1,291
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2040	4,615	5,245
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2019, 4.00% 2034	980	1,090
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2019, 4.00% 2036	380	420
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2019, 4.00% 2037	750	825
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2019, 5.00% 2032	910	1,123
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2019, Assured Guaranty Municipal insured, 3.00% 2040	6,185	6,303
County of Carroll, Environmental Facs., Rev. Bonds (Kentucky Utilities Company Project), Series 2004-A, AMT, 1.75% 2034 (put 2026)	5,500	5,578
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 2035	1,750	1,919
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 2045	6,515	7,119
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 2050	2,650	2,888
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2041	4,250	4,996
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2046	8,350	9,731

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Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2034	$2,720	$3,242
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2045	10,000	11,857
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2047	1,500	1,637
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2017-A, AMT, 3.00% 2029	1,735	1,783
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2029	2,550	3,108
Municipal Power Agcy., Power System Rev. Ref. Bonds (Prairie State Project), Series 2020-A, 5.00% 2034	1,500	1,800
Municipal Power Agcy., Power System Rev. Ref. Bonds (Prairie State Project), Series 2020-A, 5.00% 2035	1,200	1,436
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	500	614
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2035	1,500	1,780
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	6,600	7,258
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	1,885	2,124
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	5,500	6,256
		96,260
Louisiana 1.15%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2031	1,000	1,155
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2035	1,785	2,053
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2040	7,000	7,985
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2030	300	363
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2031	400	482
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2032	500	601
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2033	1,100	1,320
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 2029	1,000	1,245
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 2034	2,000	2,447
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 2039	2,000	2,407
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	5,000	6,040
Parish of Jefferson, Hospital Dist. No. 1 (West Jefferson Medical Center), Hospital Rev. Ref. Bonds, Series 2011-A, 6.00% 2039 (preref. 2021)	2,365	2,471
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-B, 7.00% 20442	3,060	3,132
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 20442	10,520	10,769
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Road Projects), Series 2015-A, 7.00% 20442	3,000	3,071
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	2,000	2,053
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	5,750	5,968
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	2,850	2,958
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2039	1,000	1,203
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 2032	5,000	5,426
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2045	500	575
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2042	2,000	2,385

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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2052	$800	$936
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 2059	5,500	6,593
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2051	10,460	12,067
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2056	1,000	1,151
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032 (preref. 2026)	10	12
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.25% 2051	1,000	1,146
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032	890	1,052
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2033	1,620	1,910
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2033 (preref. 2026)	15	19
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	5,813
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.10% 2037 (put 2024)	1,000	1,027
Parish of St. Tammany, Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.00% 2024	625	672
Parish of St. Tammany, Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.25% 2037	1,750	1,926
		100,433
Maine 0.32%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2005-R-3, AMT, 5.25% 20252	2,000	2,271
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 2035 (put 2025)2	250	276
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2041	1,800	2,040
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2046	1,000	1,128
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Medical Center Obligated Group Issue), Series 2013, 5.00% 2027	785	864
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Medical Center Obligated Group Issue), Series 2013, 5.00% 2043	5,970	6,442
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 5.00% 2020	155	157
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 5.25% 2021	250	261
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 6.75% 2036	4,000	4,273
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 6.75% 2041	3,375	3,595
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 7.00% 2041	1,500	1,604
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	1,515	1,580
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,090	1,299
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,000	1,186
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2035	1,000	1,184
		28,160

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Bonds, notes & other debt instruments (continued) Maryland 1.18%	Principal amount (000)	Value (000)
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2037	$2,100	$2,475
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2020, 4.00% 2045	540	608
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2045	5,550	6,249
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2050	4,000	4,489
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 2027	475	518
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 2033	3,900	4,294
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	1,725	1,943
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 3.00% 2020	380	382
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 3.00% 2024	880	896
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 4.00% 2029	950	1,023
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 5.00% 2036	1,400	1,589
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	580	598
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-D, AMT, 4.00% 2036	2,575	2,713
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 2044	500	609
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 2049	1,250	1,513
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2029	1,850	2,326
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2032	1,000	1,235
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 2036	3,560	3,790
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 2044	6,850	7,293
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 3.00% 20202	225	225
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 20252	2,100	2,271
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 20292	1,680	1,853
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,085
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	1,500	1,572
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 2036	8,000	9,771
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2048	4,500	5,197
Health and Higher Educational Facs. Auth., Rev. Bonds (Doctors Community Hospital Issue), Series 2010, 5.75% 2038 (preref. 2020)	2,000	2,040
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 20282	550	593
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 20342	750	801
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 20392	2,000	2,145
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 20472	10,000	10,696
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.00% 20312	750	805
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 20392	2,150	2,287
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 20482	5,330	5,643
County of Prince George, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	7,119	7,150
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 20462	2,500	2,699
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	874	885
		102,261
Massachusetts 1.10%
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 2044	1,500	1,703
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2011-B, 0% 2056	4,533	1,336
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 20282	3,335	3,921
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 20332	4,000	4,632
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 20382	4,250	4,872

American High-Income Municipal Bond Fund — Page 37 of 80

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Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 20462	$7,825	$8,926
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 4.00% 2036	2,500	2,903
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2029	1,800	2,207
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2036	3,500	4,185
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2038	500	612
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2044	750	902
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 20472	1,800	1,984
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036 (preref. 2021)	5,475	5,767
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036 (preref. 2021)	4,505	4,745
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	3,610	3,807
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	2,390	2,520
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	12,485	13,145
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	4,000	4,633
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	6,920	7,253
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2018-B, AMT, 3.625% 2034	3,000	3,313
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 2035	5,000	5,300
Health and Educational Facs. Auth., Rev. Bonds (UMass Memorial Issue), Series 2010-G, 5.00% 2021	405	412
Health and Educational Facs. Auth., Rev. Ref. Bonds (Merrimack College Issue), Series 2017, 5.00% 2047	1,250	1,433
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	1,846
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	1,820	1,921
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	1,310	1,408
		95,686
Michigan 2.51%
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	2,500	2,500
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.125% 2043	6,525	6,525
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2017, 7.50% 20442	6,600	6,504
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2020	500	502
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2021	1,000	1,032
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2024	500	552
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2025	1,350	1,521
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2029	250	293
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2030	500	584
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2032	1,000	1,160
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2033	500	577
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2034	1,250	1,441
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2036	1,565	1,795
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2037	500	572
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2038	1,300	1,482
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.25% 2039	4,850	5,308
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,090
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 2026	1,250	1,540
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2040	5,000	5,671
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	1,400	1,559
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,890	2,031
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	2,270	2,482
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2037	3,500	4,239

American High-Income Municipal Bond Fund — Page 38 of 80

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2041	$2,005	$2,402
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2047	1,700	1,931
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,204
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-1, 4.50% 2029	2,600	2,902
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-1, 5.00% 2044	2,625	2,825
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-6, 5.00% 2033	2,000	2,296
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	500	587
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	2,000	2,343
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	1,500	1,754
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 2034	1,000	1,146
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2030	2,550	2,685
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2031	1,000	1,051
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2021	1,500	1,593
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2022	3,150	3,450
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 2013-B, 4.75% 2023	2,175	2,240
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 5.84% 2020	100	102
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,550	1,584
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	1,787
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	1,915	2,030
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,000	4,349
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	2,775	2,956
City of Grand Rapids, Econ. Dev. Corp., Rev. Bonds (Clark Retirement Community Inc.), Series 2019-A, 5.50% 2039	7,500	7,575
City of Grand Rapids, Econ. Dev. Corp., Rev. Bonds (Clark Retirement Community Inc.), Series 2019-A, 5.75% 2049	2,000	2,020
City of Grand Rapids, Econ. Dev. Corp., Rev. Bonds (Clark Retirement Community Inc.), Series 2019-A, 5.75% 2054	2,000	2,001
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 2027	2,770	2,964
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2032	1,055	1,160
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2037	1,200	1,304
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2047	5,165	5,556
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2052	4,740	5,088
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	5,000	5,899
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048 (preref. 2022)	2,000	2,187
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 2034	3,000	3,189
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	945	1,003
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	4,775	5,115
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 2037	8,625	9,732
City of Saginaw, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	2,700	2,739

American High-Income Municipal Bond Fund — Page 39 of 80

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Strategic Fund, Limited Obligation Rev. Bonds (Detroit Renewable Power Project), Series 2018, AMT, 7.00% 20302	$2,600	$2,942
Strategic Fund, Limited Obligation Rev. Bonds (Detroit Thermal Project), Series 2018, AMT, 7.00% 20302	6,195	7,010
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, Assured Guaranty Municipal insured, AMT, 5.00% 2043	5,000	6,064
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, Assured Guaranty Municipal insured, AMT, 5.00% 2048	2,750	3,280
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	1,950	1,954
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,800	1,832
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 2029	1,500	1,769
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 2043	1,000	1,143
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Bonds, Series 2007-A, 6.00% 2048	10,095	10,193
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Bonds, Series 2008-A, 6.875% 2042	7,270	7,349
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	2,000	2,180
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-C, AMT, 5.00% 2044	1,000	1,136
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,188
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2030	3,000	3,583
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2032	1,000	1,191
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2034	1,500	1,782
		218,305
Minnesota 0.25%
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2058	5,000	5,958
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 2037	8,500	9,376
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	250	256
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	865	921
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	2,560	2,690
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 20292	365	395
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 20332	140	154
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 20522	1,600	1,740
		21,490
Mississippi 0.24%
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2036 (put 2022)2	5,645	6,045
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,183
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2046	2,500	2,839

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Bonds, notes & other debt instruments (continued) Mississippi (continued)	Principal amount (000)	Value (000)
County of Warren, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	$5,100	$5,464
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 2.90% 2032 (put 2023)	4,750	4,969
		20,500
Missouri 1.41%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-A, 6.00% 2033	4,465	5,119
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 2040	1,650	1,802
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 2045	1,300	1,415
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2045	1,320	1,514
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 2036	1,500	1,689
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 2040	2,000	2,235
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2010, 5.50% 2042	2,000	2,000
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2011, 6.00% 2041	1,000	1,043
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2034	2,500	2,864
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2042	5,600	6,342
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-B, 2.875% 2034 (put 2022)	2,600	2,606
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2048	5,000	5,340
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2030	415	485
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2046	825	937
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 2045	2,730	2,910
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 3.50% 20232	915	932
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 20272	1,850	1,913
City of Maryland Heights, Industrial Dev. Auth. Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 2030	1,000	1,072
City of Maryland Heights, Industrial Dev. Auth. Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 2039	3,500	3,863
City of Maryland Heights, Industrial Dev. Auth. Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 2049	8,500	9,280
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 3.75% 2029	2,025	2,184
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 2036	750	825
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2026	2,500	3,083
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	3,275	4,272
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	2,400	3,201

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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	$1,000	$1,361
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2030	4,255	5,897
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2031	2,000	2,820
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2012, AMT, 5.00% 2032	1,685	1,824
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,500	1,871
City of St. Louis, Industrial Dev. Auth., Dev. Fncg. Rev. Bonds (Ballpark Village Dev. Project), Series 2017-A, 4.75% 2047	1,000	1,103
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2025	1,455	1,581
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,260	1,396
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 2045	4,200	4,615
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 2042	1,000	1,078
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2030	1,000	1,111
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2035	1,400	1,540
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 2045	2,000	2,183
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2017, 5.00% 2048	5,110	5,783
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.00% 2038	1,000	1,133
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 2049	1,335	1,514
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 2053	8,785	10,001
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village Sunset Hills), Series 2012, 5.00% 2032	1,020	1,085
County of St. Louis, Transportation Dev. Dist., Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 20334	3,300	1,122
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-B, 6.00% 2037	4,075	4,654
		122,598
Nebraska 0.17%
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2048	2,350	2,685
County of Douglas, Sanitary and Improvement Dist. No. 587 (Townhomes at Village Pointe), Construction Fund Warrants, Series 2018, 7.00% 2023 (100% PIK)7,8,9,10	27	27
County of Douglas, Sanitary and Improvement Dist. No. 587 (Townhomes at Village Pointe), Construction Fund Warrants, Series 2018, 7.00% 20247,8,9	398	398
County of Douglas, Sanitary and Improvement Dist. No. 587 (Townhomes at Village Pointe), Construction Fund Warrants, Series 2018, 7.00% 2024 (100% PIK)7,8,9,10	194	194
County of Douglas, Sanitary and Improvement Dist. No. 587 (Townhomes at Village Pointe), Construction Fund Warrants, Series 2018, 7.00% 2024 (100% PIK)7,8,9,10	150	150
County of Douglas, Sanitary and Improvement Dist. No. 587 (Townhomes at Village Pointe), Construction Fund Warrants, Series 2018, 7.00% 2024 (100% PIK)7,8,9,10	62	62

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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 20247,8,9,10	$344	$344
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)7,8,9,10	352	352
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)7,8,9,10	331	331
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)7,8,9,10	228	228
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)7,8,9,10	65	65
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)7,8,9,10	56	56
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)7,8,9,10	10	10
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)7,8,9,10	8	8
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)7,8,9,10	3	3
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)7,8,9,10	2	2
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 2040	1,510	1,602
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	2,070	2,262
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019, AMT, 3.75% 2049	3,000	3,234
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 2049	2,475	2,714
		14,727
Nevada 0.76%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 20372	1,000	1,090
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 20472	1,600	1,725
Dept. of Business and Industry, Environmental Improvement Rev. Bonds (Fulcrum Sierra Biofuels LLC Project), Series 2017, AMT, 5.875% 20272	3,000	3,360
Dept. of Business and Industry, Environmental Improvement Rev. Bonds (Fulcrum Sierra Biofuels LLC Project), Series 2018, AMT, 6.95% 20382	3,000	3,488
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 20292	720	756
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 20382	1,000	1,054
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 20482	1,000	1,041
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 1.875% 2031 (put 2020)	5,500	5,504
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2028	2,000	2,209
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2020	440	442
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2021	260	263
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2022	365	372
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2023	380	388
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2024	395	408
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2025	405	417
County of Clark, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,035	1,052

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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
County of Clark, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Rev. Ref. Bonds, Series 2012, 5.00% 2021	$1,105	$1,160
County of Clark, Special Improvement Dist. No. 151 (Summerlin-Mesa), Local Improvement Rev. Ref. Bonds, Series 2015, 4.00% 2020	1,115	1,126
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, Series 2005, 5.125% 2025	2,390	2,302
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,375	1,627
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,465	1,721
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,225	1,401
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 20252	2,965	2,970
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 4.25% 2024	200	214
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2022	350	372
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2023	305	330
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2024	190	209
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.00% 2022	1,100	1,150
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.50% 2025	660	729
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2026	690	778
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,635	1,826
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2035	1,610	1,775
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2023	215	220
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2024	165	168
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2025	250	254
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.25% 2026	245	251
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 2027	270	280
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 2028	250	258
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 2033	1,245	1,300
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 2037	1,060	1,110
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 2042	1,350	1,409
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 2047	1,620	1,698
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.00% 2021	100	101
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 2023	440	454
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 2031	310	316

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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2025	$200	$209
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2026	200	209
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2027	200	210
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2028	160	169
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2029	345	363
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2032	420	434
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2033	470	484
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2035	1,035	1,059
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 2039	500	530
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 2049	1,650	1,722
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2026	880	964
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2028	355	386
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2029	620	671
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2031	125	135
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 2021	120	122
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 2022	150	154
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 2023	125	129
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 2024	130	135
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 2025	150	158
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 2026	200	212
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 2027	265	281
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 2028	415	444
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 2029	215	232
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 2030	350	375
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 2034	630	679
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 2039	800	867
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 2043	675	731

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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 2049	$1,500	$1,615
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC-Reno Transportation Rail Access Corridor Project), Series 2018-B, Assured Guaranty Municipal insured, 4.125% 2058	1,250	1,387
		66,144
New Hampshire 0.27%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 20292	1,900	1,930
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 3.125% 20241	2,750	2,945
Health and Education Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.00% 2027	150	151
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2031	1,250	1,494
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	2,755
National Fin. Auth., Municipal Certificates, Series 2020-1, Class A, 4.125% 2034	2,850	3,422
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 20272	2,000	2,122
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 20422	1,000	1,057
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-C, AMT, 4.875% 20422	5,000	5,323
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 2.15% 2038 (put 2024)	2,000	2,064
		23,263
New Jersey 4.22%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2032	1,200	1,450
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	2,970
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	555	624
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2039	2,500	2,740
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2044	1,000	1,093
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,250	2,596
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,500	1,715
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,137
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	1,180	1,333
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,085	7,558
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	800
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,760
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,473
Econ. Dev. Auth., Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 2050	1,100	1,260
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2027	1,000	1,169
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2037	1,250	1,422

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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2047	$3,500	$3,910
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	1,590	1,773
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042 (preref. 2020)	2,500	2,541
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2029	1,200	1,425
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2034	2,025	2,364
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2039	1,685	1,948
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2049	3,810	4,353
Econ. Dev. Auth., Rev. Ref. Bonds (Motor Vehicle Surcharges), Series 2017-A, BAM insured, 5.00% 2027	3,250	4,000
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	2,750	3,298
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2024	2,050	2,272
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,114
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	4,135
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,150	2,331
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2033	2,500	2,889
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.50% 2031	2,000	2,424
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2034	1,500	1,776
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2035	1,275	1,506
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-FFF, 5.00% 2026	3,235	3,884
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2019-LLL, 4.00% 2044	3,500	3,853
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2013-NN, 5.00% 2024	2,000	2,219
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.54% 20283	13,970	14,313
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2021	125	131
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	10,500	12,362
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 20292	670	717
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 20392	825	902
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 20492	930	1,011
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 20542	725	782
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,763
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,950	18,543
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	4,125	4,761
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,921
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,959
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2037	1,850	2,072
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2038	6,600	7,368
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2039	4,550	5,065
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 5.00% 2033	5,000	6,195
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2030	1,770	2,111
County of Essex, Improvement Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2015, AMT, 5.25% 20452	600	609
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2024	1,000	1,152
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2027	1,000	1,203
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2030	500	593

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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041 (preref. 2021)	$1,000	$1,072
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2034	1,000	1,228
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2031	1,700	2,003
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2035	500	585
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	2,080	2,196
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.25% 2035	3,110	3,285
Health Care Facs. Fncg. Auth., State Contract Rev. Ref. Bonds (Hospital Asset Transformation Program), Series 2017, 5.00% 2036	2,000	2,381
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	470	497
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2020	3,000	3,072
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 2032	1,375	1,471
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2024	1,000	1,175
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2025	1,000	1,205
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 2039	10,000	10,449
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	1,455	1,649
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 2036	1,000	1,192
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 2042	2,360	2,770
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 2048	2,875	3,348
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2025	400	467
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2027	990	1,146
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2033	2,300	2,628
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	14,314
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,920	2,107
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2012-A, 5.00% 2029 (preref. 2022)	1,200	1,330
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2046	3,100	3,613
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 2046	1,210	1,437
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 3.20% 2027	2,775	2,848
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 5.00% 2046	4,500	5,158
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	1,000	1,122
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	4,000	4,751
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2031	4,500	5,303
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2035	2,345	2,849
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2044	4,000	4,745
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2050	2,500	2,944
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2026	630	552
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2035	3,375	2,186
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2036	9,730	6,055
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	17,245	11,994
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 2031	12,480	9,396
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 2035	4,000	2,551

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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 2039	$10,855	$5,931
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 2038	3,985	2,420
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-C, BAM insured, 0% 2032	1,610	1,191
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 2027	8,245	7,125
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-B, 0% 2027	965	815
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, National insured, 5.50% 2021	5,975	6,446
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2030	2,000	2,458
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2032	2,240	2,737
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 4.00% 2039	3,000	3,342
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2039	2,390	2,910
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-AA, 5.00% 2046	2,000	2,364
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-BB, 4.00% 2037	5,000	5,560
County of Union, Improvement Auth., Solid Waste Disposal Rev. Green Bonds (Aries Linden, LLC Project), Series 2019, AMT, 6.75% 20412	7,000	7,360
		367,381
New Mexico 0.25%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	5,000	5,004
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	3,002
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	2,000	2,122
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	1,500	1,579
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2010-A, Class I, 4.625% 2025	155	155
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	2,600	2,749
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-C-2, Class I, AMT, 3.50% 2045	1,740	1,849
Mortgage Fin. Auth., Single Family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	615	635
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 2034	500	572
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 2039	500	564
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 2044	1,000	1,117
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 2049	2,405	2,672
		22,020
New York 3.26%
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,976
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	9,105	10,454
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2040	600	693
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.25% 2035	500	591
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	500	542
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 20452	5,300	6,140

American High-Income Municipal Bond Fund — Page 49 of 80

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Build NYC Resource Corp., Rev. Ref. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 2019, AMT, 5.00% 20282	$11,950	$13,063
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 20252	450	489
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 20352	1,150	1,287
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 2049	4,020	1,766
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 2055	10,000	3,551
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, 0% 2055	6,090	2,088
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, Assured Guaranty Municipal insured, 0% 2048	2,305	1,049
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024 (preref. 2020)	5	5
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 2033	500	568
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	250	289
Dormitory Auth., Rev. Bonds (North Shore-Long Island Jewish Obligated Group), Series 2011-A, 5.00% 2032 (preref. 2021)	4,000	4,205
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 20312	500	578
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 20322	500	577
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 20332	1,200	1,383
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 20342	1,200	1,381
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 20352	1,000	1,148
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 20442	2,125	2,175
City of Glen Cove, Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 2055 (5.62% on 1/1/2024)1	16,320	16,228
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047	1,435	1,495
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047 (preref. 2021)	110	115
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047	1,140	1,194
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047 (preref. 2021)	350	368
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2042	1,750	1,862
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 20442	3,950	4,396
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 20342	7,500	8,462
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 20402	4,660	5,280
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,082
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, BAM insured, 0% 2040	9,325	5,475
County of Monroe, Industrial Dev. Corp., Rev. Bonds (St. Anns of Greater Rochester, Inc.), Series 2019, 5.00% 2040	6,450	7,227
County of Monroe, Industrial Dev. Corp., Rev. Bonds (St. Anns of Greater Rochester, Inc.), Series 2019, 5.00% 2050	10,250	11,373
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2039	1,000	1,177
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,600	1,683
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	10,250	10,946
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	2,000	2,156
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 20422	3,000	3,182

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2020	$2,405	$2,420
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	1,200	1,370
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,490	1,729
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042 (preref. 2022)	1,000	1,099
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 2032	5,000	6,264
Port Auth., Consolidated Bonds, Series 217, 5.00% 2044	2,000	2,556
Port Auth., Special Project Bonds (John F. Kennedy International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	2,768
Port Auth., Special Project Bonds (John F. Kennedy International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	5,727
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	300	350
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 2040	1,000	1,123
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2021	1,000	650
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2027	1,805	1,173
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2032	2,345	1,524
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, AMT, 5.00% 2038	1,370	891
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	10,000	10,169
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	12,220	12,831
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	5,500	5,757
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	560	616
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2032	2,000	2,192
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2033	4,500	4,925
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	3,250	3,711
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	3,300	3,747
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	19,368
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2026	1,110	1,329
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2029	7,000	8,682
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2031	10,000	12,307
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	5,000	5,601
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	3,500	4,319
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2032	9,000	11,048

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2039	$1,500	$1,880
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	3,000	3,410
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton LLC - Charter School of Educational Excellence Project), Series 2019-A, 4.00% 2029	200	219
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 2039	420	481
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 2054	930	1,043
		283,978
North Carolina 0.31%
County of Columbus, Industrial Facs. and Pollution Control Fin. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, AMT, 2.10% 2027 (put 2024)	3,750	3,831
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,000	1,286
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	3,220	3,373
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 4.75% 2032	1,500	1,571
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2020	725	739
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2025	500	563
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2030	1,900	2,079
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2035	1,000	1,076
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 2047	5,230	5,685
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 2039	1,650	1,923
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 2049	4,100	4,723
		26,849
North Dakota 0.39%
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2031 (preref. 2021)	1,200	1,267
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035 (preref. 2021)	500	528
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2043	11,900	13,735
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2048	9,500	10,880
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2053	6,500	7,401
		33,811
Ohio 4.63%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2026	2,750	2,842
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2026	7,975	8,242
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2005-A, AMT, 2.10% 2029 (put 2024)	7,500	7,642
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 2041 (put 2029)	1,000	1,019
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 2029	3,600	3,811

American High-Income Municipal Bond Fund — Page 52 of 80

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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (AMG Vanadium Project), Series 2019, AMT, 5.00% 20492	$3,000	$3,394
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 20382	1,850	2,078
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 20482	2,500	2,795
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 20184	12,465	13,213
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 3.80% 2027 (preref. 2022)	1,365	1,425
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2030	9,035	9,080
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	24,665	24,771
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.50% 2047	64,040	65,167
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-3, 6.25% 20371	7,875	8,206
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	2,330	2,410
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	1,710	1,768
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 2045	6,500	7,550
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2037	4,250	4,843
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2047	3,695	4,143
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2050	2,400	2,686
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,110	1,197
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,079
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,500	2,697
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,079
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	1,079
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,182
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2029	2,000	2,345
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2037	2,450	2,872
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2052	7,750	8,892
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2057	6,000	6,864
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2052	4,000	4,739
County of Franklin, Convention Facs. Auth., Rev. Bonds (Greater Columbus Convention Center Hotel Expansion Project), Series 2019, 5.00% 2051	5,000	5,952
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 5.25% 2028	250	250
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	2,350	2,586
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	4,400	4,478
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 2038	3,000	3,460
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	7,965	8,932
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	1,500	1,638
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2031	4,360	5,020
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2046	3,870	4,340
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2051	5,575	6,210

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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046 (preref. 2021)	$1,000	$1,051
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 2047	1,250	1,420
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 2052	1,125	1,272
Health Care Facs., Rev. Bonds (United Church Homes, Inc.) Series 2019, 5.00% 2039	1,100	1,119
Health Care Facs., Rev. Bonds (United Church Homes, Inc.) Series 2019, 5.125% 2049	3,125	3,177
Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 20402	2,425	2,647
Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 20462	2,320	2,496
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 20332	9,835	11,329
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 20382	6,750	7,639
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 20482	14,670	16,324
County of Licking, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.00% 2050	3,560	3,687
County of Licking, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.125% 2042	7,000	7,335
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 2048	16,250	19,229
County of Muskingum, Hospital Facs. Rev. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2020	135	135
County of Muskingum, Hospital Facs. Rev. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2021	725	748
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	2,765	3,007
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	2,000	2,160
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	9,360	10,062
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2020	865	878
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2039	120	137
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2053	20,455	23,037
Southeastern Ohio Port Auth., Hospital Facs. Improvement Rev. Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2020	350	358
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.00% 2022	205	216
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.75% 2032	7,615	8,319
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	14,450	15,629
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2035	850	936
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2043	750	797
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	1,575	1,835
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 5.00% 2032	1,070	1,342
		402,297

American High-Income Municipal Bond Fund — Page 54 of 80

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Bonds, notes & other debt instruments (continued) Oklahoma 0.54%	Principal amount (000)	Value (000)
County of Comanche, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2029	$945	$1,042
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 2047	1,390	778
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources Inc. - Cross Village Student Housing Project), Series 2017-A, 5.25% 2057	4,000	2,240
Fort Sill Apache Tribe, Econ. Dev. Auth., Gaming Enterprise Rev. Bonds, Series 2011-A, 8.50% 20262	5,780	6,322
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2023	1,785	2,001
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2035	1,000	1,140
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2045	2,480	2,800
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,538
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	520	574
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2035 (put 2025)	10,750	12,228
		46,663
Oregon 0.34%
Business Dev. Commission, Econ. Dev. Rev. Bonds (Red Rock Biofuels LLC Clean Energy Project), Series 2017-A-248, AMT, 6.50% 20312	4,500	3,649
Business Dev. Commission, Econ. Dev. Rev. Bonds (Red Rock Biofuels LLC Clean Energy Project), Series 2018-D-248, AMT, 6.50% 20312	9,930	8,053
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2020	460	470
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2020	450	453
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2021	485	508
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2021	235	243
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2022	370	396
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2023	260	281
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2026	200	228
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-E, AMT, 3.50% 2040	2,320	2,461
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2027	200	245
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2028	265	324
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2029	235	286
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2030	200	242
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2031	200	242
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2032	270	325
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 2050	5,080	5,309
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 2045	1,000	1,039

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Bonds, notes & other debt instruments (continued) Oregon (continued)	Principal amount (000)	Value (000)
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2033	$550	$653
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2048	1,000	1,161
County of Yamhill, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2036	625	702
County of Yamhill, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2046	1,750	1,945
		29,215
Pennsylvania 5.47%
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2033	3,500	4,350
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 2.099% 20373	6,000	5,955
County of Allegheny, Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2019, 4.875% 2024	4,500	4,764
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2028	2,500	3,143
City of Allentown, Dev. Auth., Rev. Bonds (Academy Charter), Series 2017-A, 6.25% 20472	5,500	5,668
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 20422	1,500	1,726
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 2038	1,000	1,143
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2029	1,035	1,192
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2032	250	286
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2033	415	474
County of Bucks, Industrial Dev. Auth., Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 2050	2,500	2,743
County of Bucks, Industrial Dev. Auth., Solid Waste Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.75% 2022	5,000	5,203
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2030	1,000	1,099
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2035	1,020	1,109
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.25% 2045	3,860	4,194
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2019, 5.00% 2051	3,625	3,948
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 2047	1,160	1,322
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 2051	645	733
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 20282	275	289
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 20382	1,602	1,729
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 20482	5,415	5,836
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2036	1,515	1,782
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2046	7,500	8,677
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2051	7,005	8,047
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2030	1,000	1,151

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2033	$1,610	$1,836
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 2029	3,165	3,571
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 2034	4,415	4,907
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 2039	2,500	2,754
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 2045	7,000	7,667
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2034	1,245	1,486
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2036	500	594
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2041	6,550	7,497
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2046	7,370	8,372
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-B, 5.00% 2021	1,215	1,272
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 2045	1,375	1,471
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 2049	2,000	2,343
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2035	1,000	1,101
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	2,750	2,995
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2029	730	831
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2034	875	987
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	440	492
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	3,850	4,272
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2025	4,490	4,940
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2030	825	956
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	2,500	2,819
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 2044	4,500	4,829
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-B, 5.00% 2038 (put 2020)	1,000	1,015
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.00% 2037 (put 2020)	12,775	12,961
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	5,000	5,924
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,300	19,098
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	11,690	13,580
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2042	1,000	1,151
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (CarbonLite P, LLC Project), Series 2019, AMT, 5.25% 20262	2,500	2,609
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (CarbonLite P, LLC Project), Series 2019, AMT, 5.75% 20362	6,790	7,339

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2019-B-1, AMT, 1.95% 2049 (put 2020)	$2,750	$2,751
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 2.15% 2041 (put 2024)	3,000	3,101
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 20392	5,750	5,803
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 1.50% 2034 (put 2020)	1,000	1,000
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2029	300	386
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2031	525	669
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2034	825	1,039
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2035	2,500	3,091
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2029	815	923
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2030	1,000	1,127
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2032	300	336
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2038	500	554
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2043	1,000	1,100
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2048	1,300	1,425
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2053	2,150	2,351
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2019, 5.00% 2029	195	221
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2019, 5.00% 2039	385	426
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2019, 5.00% 2049	510	559
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2019, 5.00% 2054	1,000	1,093
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2011-A, 5.75% 2041 (preref. 2021)	1,500	1,611
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 2042	1,000	1,215
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043 (preref. 2020)	6,700	6,839
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043 (preref. 2021)	4,690	5,104
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044 (preref. 2022)	4,260	4,720
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	2,400	2,798
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	4,925	4,987
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	7,890	7,975
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2026	570	682
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2031	1,450	1,698
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	2,775	2,929
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 2038	6,335	6,684
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	7,560	8,348
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 2037	1,000	1,156
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 2032	260	294
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 2037	780	875

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 2047	$6,055	$6,704
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2028	1,500	1,735
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	4,980	5,686
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	14,600	16,477
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	2,060	2,322
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1999-B, AMT, 2.70% 2034 (put 2020)	1,000	1,003
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 2001-A, AMT, 2.70% 2034 (put 2020)	2,000	2,005
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (Waverly Heights Ltd.), Series 2019, 5.00% 2044	900	1,064
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2033	3,360	3,995
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	5,250	6,189
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	2,500	2,700
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	3,018
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 2046	1,000	1,175
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.286% 2048 (put 2022)3	600	605
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 2039	1,500	1,689
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 2044	2,500	2,794
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 2049	4,200	4,680
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	3,885	4,232
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	13,990	15,168
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2021	250	262
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2028	1,000	1,201
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2033	1,000	1,185
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 4.00% 2029	350	365
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 2039	500	538
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 2050	1,375	1,458
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (University of the Sciences), Series 2017, 5.00% 2047	3,425	3,948
Philadelphia School Dist., G.O. Bonds, Series 2011-E, 5.25% 2023	300	307
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2028	6,100	7,429
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2029	4,500	5,459

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2030 (preref. 2026)	$10	$13
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2036	1,000	1,193
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2037	1,500	1,784
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2038	1,000	1,187
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2028	745	945
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2034	1,270	1,577
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,227
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 2034	7,000	9,340
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	5,000	6,102
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2027	275	341
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2028	275	338
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2036	1,100	1,325
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,191
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2034	825	1,010
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2035	750	916
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2023	4,120	4,514
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	11,710	12,808
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	650	677
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2035	4,685	5,536
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2038	4,450	5,213
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,232
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 4.00% 2049	2,500	2,836
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 4.00% 2049	2,000	2,230
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2044	5,750	7,241
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2049	1,425	1,783
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 4.00% 2023	705	720
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 2028	850	928
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 2059	2,000	2,409
		476,111
Puerto Rico 5.43%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.00% 2033	18,200	19,451
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.125% 2037	930	996
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.25% 2042	26,650	28,615
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.75% 2037	8,000	8,710
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 5.25% 2021	1,050	1,091
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, Assured Guaranty insured, 5.00% 2028	3,055	3,135
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, Assured Guaranty Municipal insured, 5.00% 2030	165	169
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, National insured, 5.00% 2024	1,420	1,452
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 2032	2,960	2,379
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 20374	1,410	1,133
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 20284	5,485	4,409
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 20244	8,635	6,973
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 20274	3,000	2,363
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 2038	2,150	1,739
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 20284	20	15
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 20284	4,120	3,311
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 20404	13,940	11,239
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.75% 20364	3,340	2,710
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 20244	2,480	2,000
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 20424	11,085	8,910

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.05% 20424	$1,885	$1,515
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 20404	4,500	3,718
Electric Power Auth., Power Rev. Ref. Bonds, Series 2002-MM, National insured, 5.00% 2020	845	855
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 2033	725	726
Electric Power Auth., Power Rev. Ref. Bonds, Series 2005-SS, National insured, 5.00% 2020	100	101
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 2025	775	845
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 2030	475	522
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, Assured Guaranty Municipal insured, 3.65% 2024	120	120
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.799% 20293	11,195	11,083
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 1996-Y, Assured Guaranty Municipal insured, 6.25% 2021	2,200	2,278
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	545	550
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2033	340	391
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2004-J, National insured, 5.00% 2029	1,075	1,103
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-L, AMBAC insured, 5.25% 2038	1,445	1,586
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, AMBAC insured, 2.884% 20283	15,240	14,288
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.375% 2021	40	40
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.50% 2031	6,815	6,821
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2021	1,125	1,128
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	255	255
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2036	520	520
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	6,200	6,364
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.125% 2032	3,750	3,820
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.375% 2042	6,455	6,571
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	3,485	3,541
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	2,425	2,522
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,000	1,063
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,700	1,787
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2023	960	974
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2024	325	329
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2026	825	833
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 2027	995	1,006

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	$1,025	$1,036
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	1,650	1,669
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 2024	550	551
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 2029	2,230	2,234
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2022	1,500	1,594
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2023	1,600	1,735
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2024	1,700	1,878
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2025	1,800	2,023
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2026	1,900	2,163
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2027	1,900	2,184
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2028	2,000	2,319
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2034	2,200	2,522
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2044	2,500	2,786
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	50	51
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2021	2,270	2,352
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	15,180	15,834
Infrastructure Fncg. Auth., Special Tax Rev. Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2036	1,340	596
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, AMBAC insured, 5.50% 2024	215	235
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, AMBAC insured, 5.50% 2025	1,130	1,249
Public Building Auth., Rev. Ref. Bonds, Series 1993-L, National insured, 5.50% 2021	1,079	1,109
Public Improvement G.O. Bonds, Series 2001-A, 5.125% 2031	2,015	1,723
Public Improvement G.O. Bonds, Series 2001-A, Assured Guaranty insured, 5.50% 2029	4,875	5,559
Public Improvement G.O. Rev. Ref. Bonds, Series 2001-A, National insured, 5.50% 2020	4,405	4,465
Public Improvement G.O. Rev. Ref. Bonds, Series 2007-A, National insured, 5.50% 2020	3,255	3,299
Public Improvement G.O. Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2035	2,590	2,771
Public Improvement G.O. Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 20414	7,235	5,417
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 20473	5,972	1,599
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 20543	38,057	7,046
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 2053	2,029	2,250
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2024	301	274
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2027	511	431
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2029	498	396
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2031	641	474

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2033	$723	$498
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	57,674	16,923
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	11,964	2,544
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	74,779	84,268
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 2040	26,481	28,816
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.536% 2053	22	24
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 2058	23,536	26,112
Sales Tax Fncg. Corp., Trust Certificates, Series 2019, Class 2, 0% 20543	142	28
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2023	1,000	999
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2024	875	873
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2025	675	672
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2026	520	517
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2030	1,269	1,261
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2036	4,055	4,030
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2020	3,000	3,004
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2021	705	706
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2022	2,485	2,485
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	5,710	5,703
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2024	4,660	4,648
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2025	470	468
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,450	1,443
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2030	8,370	8,318
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2024	50	51
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2025	105	108
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	7,130	7,139
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2021	760	761
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2022	60	60
		472,338
Rhode Island 0.86%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2030	500	597
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2041	500	583
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	11,410	13,230
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	11,450	13,144
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2029	1,380	1,652
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	7,420	7,765
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	1,052
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 3.80% 2031	2,235	2,365
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 4.00% 2027	2,950	3,254
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 2034	8,500	9,074
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 2035	5,000	5,208
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2007-A, 0% 2052	119,630	17,269
		75,193

American High-Income Municipal Bond Fund — Page 63 of 80

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Bonds, notes & other debt instruments (continued) South Carolina 1.86%	Principal amount (000)	Value (000)
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A, 0% 2021	$73	$68
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A, 0% 2022	554	489
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2032	9,886	4,780
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2042	36,670	8,477
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2051	25	3
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	2,160	2,304
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 20361,2	3,000	3,731
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 20411,2	12,495	15,540
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Woodlands at Furman), Series 2020-A, 5.00% 2042	585	658
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Woodlands at Furman), Series 2020-A, 5.00% 2054	1,000	1,107
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 2042	1,855	1,999
Jobs-Econ. Dev. Auth., Health Facs. Rev. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2013, 5.00% 2022	100	105
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 20362	2,000	2,264
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 20412	6,000	6,719
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 2048	4,500	5,329
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 2047	5,700	6,229
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 2052	5,055	5,512
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2031	2,040	2,269
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2032	2,135	2,370
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2038	9,035	9,927
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2048	3,500	3,814
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042 (preref. 2020)	4,000	4,035
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	5,100	5,620
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-C, 5.00% 2036	3,450	3,671
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043	6,420	6,872
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	2,055	2,282
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	1,000	1,119
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,430	2,768
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2046	100	113
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	3,525	4,010
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	10,280	11,958
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2032	965	1,159
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	250	302
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2041	3,350	3,989
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.125% 2043	2,215	2,478
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-B, 5.00% 2038	3,000	3,395
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 5.00% 2039	100	114
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	6,275	7,501
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-B, 2.75% 2051 (3.00% on 12/1/2022)1	13,945	13,910
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2031	2,010	2,451
		161,441

American High-Income Municipal Bond Fund — Page 64 of 80

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Bonds, notes & other debt instruments (continued) South Dakota 0.07%	Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 2044	$1,135	$1,190
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-E, AMT, 4.00% 2039	3,810	4,066
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	435	447
		5,703
Tennessee 0.25%
City of Chattanooga, Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	2,815	3,152
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	885	934
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-A, AMT, 3.50% 2047	1,225	1,293
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,718
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,019
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,602
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,070
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 20362	750	852
County of Shelby, Health, Educational and Housing Fac. Board, Residential Care Fac. Mortgage Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047	1,735	1,828
County of Shelby, Health, Educational and Housing Fac. Board, Rev. Bonds (Farms at Bailey Station), Series 2019-A, 5.75% 2059	3,000	3,015
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	5,000	5,000
		21,483
Texas 5.40%
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 2035	1,500	1,769
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 2036	1,690	1,987
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2038	1,000	1,073
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2048	2,685	2,847
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2053	1,375	1,454
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	2,320	2,386
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	3,370	3,873
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2046	3,745	4,227
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2051	4,100	4,612
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	1,600	1,905
City of Austin, Airport System Rev. Bonds, Series 2014, AMT, 5.00% 2044	2,750	3,139
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041 (preref. 2021)	3,000	3,137
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046 (preref. 2021)	2,200	2,306
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 2032	2,400	2,599
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 2033	1,000	1,157
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2028	500	605
City of Decatur, Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.00% 2034	1,850	2,068
City of Decatur, Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.25% 2044	4,200	4,648
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	4,500	4,779
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	5,000	5,300
County of Gregg, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System Obligated Group), Series 2012-C, 3.82% 2025 (preref. 2022)	3,385	3,565
County of Gregg, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System Obligated Group), Series 2012-C, 5.00% 2032 (preref. 2022)	925	1,013

American High-Income Municipal Bond Fund — Page 65 of 80

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 2025	$4,215	$4,315
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	275	292
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	510	539
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	1,240	1,306
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2037	2,960	3,281
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2048	22,705	24,892
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,503
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	3,500	3,762
County of Harris, Sports Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2014-A, 0% 2042	1,000	455
County of Harris, Sports Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2014-A, 0% 2050	1,500	445
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2053	1,000	1,129
County of Harrison, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 5.25% 2028 (preref. 2020)	1,000	1,017
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	3,855	4,316
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2027	1,995	2,538
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	1,000	1,083
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	9,916
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,193
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 2028	15,000	18,416
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	5,996
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,775	7,622
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,431
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-C, AMT, 5.00% 2020	4,485	4,556
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2025	1,670	1,954
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 1.515% 2034 (put 2021)3	3,500	3,504
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 2033	1,000	1,181
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 2044	1,000	1,152
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-B, (SIFMA Municipal Swap Index + 1.11%) 2.04% 2044 (put 2023)3	1,500	1,519
County of Jefferson, Port of Beaumont Navigation Dist., Dock and Warf Fac. Rev. Bonds (Jefferson Gulf Coast Energy Project), Series 2020-A, 3.625% 20352	2,095	2,154
County of Jefferson, Port of Beaumont Navigation Dist., Dock and Warf Fac. Rev. Bonds (Jefferson Gulf Coast Energy Project), Series 2020-A, 4.00% 20502	3,955	4,066
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2024	1,000	1,160

American High-Income Municipal Bond Fund — Page 66 of 80

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2025	$1,000	$1,192
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2030	3,450	4,018
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	2,831
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 2030	4,500	5,531
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	4,172
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 20312	11,000	11,914
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020	2,500	2,503
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 1.49% 20273	2,620	2,599
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	5,000	5,529
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	3,500	3,841
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,644
New Hope Cultural Education Facs. Fin. Corp., Capital Improvement Rev. Bonds (CHF-Collegiate Housing Denton, LLC - Texas Woman’s University Housing Project), Series 2018-A-1, Assured Guaranty Municipal insured, 5.00% 2058	1,650	1,900
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 20292	510	519
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 20392	550	588
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 20492	1,020	1,081
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2031	1,020	1,138
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2046	4,350	4,737
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2035	100	109
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2043	3,700	3,993
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2049	5,800	6,243
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc.), Series 2019, 5.00% 2039	500	542
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc.), Series 2019, 5.00% 2050	590	632
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc.), Series 2019, 5.00% 2055	2,000	2,125
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2025	350	406
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2026	330	381
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2031	1,410	1,607
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2040	4,900	5,502
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2036	3,030	3,130
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2048	2,500	2,545

American High-Income Municipal Bond Fund — Page 67 of 80

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2030	$1,150	$1,269
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2031	845	931
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2032	855	940
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2037	6,310	6,854
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2042	9,405	10,124
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2039	2,250	2,436
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2046	5,600	6,018
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2030	1,800	2,016
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2035	1,800	1,996
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2047	8,870	9,680
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2031	1,330	1,389
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2032	750	783
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2037	600	624
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2042	1,000	1,036
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.25% 2048	3,460	3,595
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2018, 5.00% 2048	450	465
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2033	500	615
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,250	1,534
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034 (preref. 2021)	1,500	1,569
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	4,500	5,290
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	2,000	2,347
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,170
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,000	1,164
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2039	10,000	12,371
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 2036	500	537
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossings Project), Series 2014-A, 7.75% 2044	3,315	3,933
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossings Project), Series 2014-A, 8.00% 2049	3,355	4,009
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,022
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,709
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,875	3,052
City of Sanger, Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 20384	3,110	778
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 2058	5,000	5,927
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 2027	9,890	10,512

American High-Income Municipal Bond Fund — Page 68 of 80

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 2031	$5,500	$5,784
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 2037	5,750	6,302
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 2045	12,115	13,141
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2024	1,610	1,767
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2030	1,650	1,811
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2040	1,625	1,750
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007, 5.75% 20374	7,170	5,019
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Northwest Senior Housing Corp.), Series 2017, 5.25% 2047	4,280	4,545
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.25% 20354	900	630
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 20454	625	438
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-B, 5.00% 2036	1,000	1,056
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,000	2,316
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2032	5,000	5,777
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	5,000	5,741
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2041	430	181
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2042	2,370	940
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	160	166
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040 (preref. 2020)	3,750	3,918
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2027	3,280	2,912
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2028	17,800	15,232
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2029	10,500	8,734
County of Wood, Central Hospital Dist., Hospital Rev. Bonds (East Texas Medical Center Quitman Project), Series 2011, 6.00% 2041 (preref. 2021)	9,035	9,775
		469,724
United States 0.15%
Freddie Mac, Multi Family Certificates, Series 2010-M-024, AMT, 2.304% 2027	2,986	3,075
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 2036	2,122	2,362
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-06, Class XUS, 1.132% 20372	62,256	7,485
		12,922
Utah 0.41%
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 20462	7,405	7,996
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 20372	26,595	27,940
		35,936

American High-Income Municipal Bond Fund — Page 69 of 80

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Bonds, notes & other debt instruments (continued) Vermont 0.34%	Principal amount (000)	Value (000)
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 2036 (put 2028)2	$250	$287
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.75% 2028	2,395	2,613
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2029	2,790	3,088
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2030	1,600	1,762
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2031	875	960
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2032	480	526
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2027	2,150	2,641
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 2029	1,000	1,074
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 2030	790	851
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 2031	500	544
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 2032	400	434
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 2046	1,850	1,986
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2025	300	354
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	500	603
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2027	300	360
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2028	500	596
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 2035	8,275	8,806
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 2047	2,150	2,286
		29,771
Virgin Islands 0.03%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,506
Virginia 2.20%
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	3,000	3,460
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	3,000	3,334
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 0% 2040 (4.875% on 7/15/2023)1	1,500	1,542
County of Chesterfield, Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	242	242
County of Fairfax, Mosaic Dist. Community Dev. Auth., Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,264
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2038	3,250	3,845
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2043	3,500	4,092
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2048	4,000	4,650
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2055	18,305	21,095
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 4.00% 20232	445	465
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 4.50% 20282	725	814
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 20372	3,250	3,711
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 20452	4,600	5,173
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	1,000	1,038
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 2048	1,400	1,526
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 2051	2,375	2,586

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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
City of Harrisonburg, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	$1,000	$1,207
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2034	1,000	1,138
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2039	5,970	6,725
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2044	2,045	2,287
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2049	4,070	4,542
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2052	1,970	2,195
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Lifespire of Virginia), Series 2017-C, 5.00% 2037	1,445	1,652
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Lifespire of Virginia), Series 2017-C, 5.00% 2047	6,600	7,412
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), Series 2012, 5.00% 2020	365	369
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (Lifespare of Virginia), Series 2016, 5.00% 2038	200	219
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 20462	9,250	10,387
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 20452	27,900	30,823
City of Norfolk, Redev. and Housing Auth., Rev. Bonds (Fort Norfolk Retirement Community Inc. - Harbor’s Edge Project), Series 2019-A, 5.00% 2049	3,875	4,227
City of Norfolk, Redev. and Housing Auth., Rev. Bonds (Fort Norfolk Retirement Community Inc. - Harbor’s Edge Project), Series 2019-A, 5.25% 2054	8,000	8,783
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 2029	365	366
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 2049	2,000	2,330
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 2052	7,000	8,140
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2032	1,425	1,580
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2037	4,075	4,484
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2042	3,500	3,823
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2047	4,510	4,908
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2052	8,425	9,152
Small Business Fncg. Auth., Rev. Bonds (95 Express Lane LLC Project), Series 2019, AMT, 5.00% 2044	1,000	1,061
Small Business Fncg. Auth., Rev. Bonds (95 Express Lane LLC Project), Series 2019, AMT, 5.00% 2049	2,000	2,122
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.25% 2032	6,940	7,541
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,250	2,651
Small Business Fncg. Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2018-C, AMT, 5.00% 20481,2	1,500	1,599
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2036	1,000	1,187
		191,747
Washington 1.54%
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2043	5,000	6,132
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2048	10,000	12,160
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 20202	1,250	1,251

American High-Income Municipal Bond Fund — Page 71 of 80

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.94% 2035 (put 2021)3	$7,375	$7,386
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042 (preref. 2021)	1,250	1,342
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2036	2,720	3,111
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2041	1,920	2,162
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 20312	1,000	1,171
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 20332	1,050	1,225
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Hearthstone Project), Series 2018-B, 3.125% 20232	2,500	2,501
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Herons Key Senior Living), Series 2015-B-1, 5.50% 2024	450	451
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Transforming Age Projects), Series 2019-A, 5.00% 20242	180	196
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Transforming Age Projects), Series 2019-A, 5.00% 20552	5,000	5,514
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.50% 20302	1,700	1,882
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.75% 20352	2,450	2,706
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 7.00% 20452	4,170	4,588
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 7.00% 20502	1,625	1,784
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 20382	2,350	2,715
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 20432	3,100	3,551
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 20482	2,700	3,079
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 20332	250	277
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 20482	750	815
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 20442	7,000	7,999
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 20492	9,090	10,411
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2019, 5.00% 20552	8,520	9,127
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	980	1,012
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 20322	1,955	2,270
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 20382	7,245	8,429
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 20322	805	935
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 20382	1,000	1,163
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 2030	4,825	5,291
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2035	1,500	1,719
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs. LLC), Series 2013, AMT, 5.00% 2030	2,000	2,231
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs. LLC), Series 2013, AMT, 5.00% 2031	2,000	2,227
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	4,000	4,397
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 2025	500	567
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,000	1,193

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2028	$2,440	$2,901
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2029	1,000	1,183
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,500	1,766
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,500	1,758
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2032	1,500	1,751
		134,329
West Virginia 0.24%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Wheeling Power Co. - Mitchell Project), Series 2013-A, AMT, 3.00% 2037 (put 2022)	6,550	6,780
County of Harrison, Solid Waste Disposal Rev. Ref. Bonds (Monongahela Power Co. Project), Series 2018-A, AMT, 3.00% 2037 (put 2021)	6,000	6,157
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.125% 2047	2,000	2,177
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2043	4,700	5,621
		20,735
Wisconsin 2.43%
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.49% 2054 (put 2023)3	6,750	6,791
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036 (preref. 2023)	2,000	2,268
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 2039	500	560
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2039	1,000	1,186
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2023	1,085	1,170
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2024	1,165	1,274
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2025	1,225	1,359
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2026	1,285	1,442
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2027	1,350	1,519
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2029	1,485	1,658
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2031	1,640	1,818
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2037	1,220	1,330
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	2,000	2,003
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 2049	3,750	3,856
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2034	1,800	2,113
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2042	2,215	2,556

American High-Income Municipal Bond Fund — Page 73 of 80

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2046	$3,205	$3,678
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2017-C, 5.00% 2047	6,000	6,991
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2044	1,600	1,958
Health and Educational Facs. Auth., Rev. Bonds (St. Camillus Health System, Inc.), Series 2019-A, 5.00% 2023	235	255
Health and Educational Facs. Auth., Rev. Bonds (St. Camillus Health System, Inc.), Series 2019-A, 5.00% 2039	1,650	1,837
Health and Educational Facs. Auth., Rev. Bonds (St. Camillus Health System, Inc.), Series 2019-A, 5.00% 2046	2,100	2,316
Health and Educational Facs. Auth., Rev. Bonds (St. Camillus Health System, Inc.), Series 2019-A, 5.00% 2054	3,500	3,842
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2033 (preref. 2025)	550	636
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	11,965	12,523
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-E, AMT, 3.50% 2046	3,140	3,310
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2022	45	47
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	450	480
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 20292	645	691
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 20392	1,380	1,532
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 20492	3,360	3,683
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 20542	1,605	1,748
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 20472	5,125	5,750
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 20522	2,000	2,230
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 20392	710	780
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 20502	1,950	2,118
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 20392	820	890
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 20492	520	559
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 20542	1,365	1,459
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 20242	1,605	1,781
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 20252	1,000	1,155
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.25% 2030	3,000	3,323
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 2035	9,200	9,661
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.25% 20272	2,000	2,316
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.75% 20312	2,750	3,371
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 20502	4,000	4,832
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2044	1,750	2,026
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2049	1,500	1,732
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 4.00% 20292	600	637
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 20392	775	856
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 20492	1,300	1,425
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 20542	1,360	1,481
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 20292	1,250	1,364
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 20392	2,230	2,498

American High-Income Municipal Bond Fund — Page 74 of 80

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 20492	$6,000	$6,664
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 20542	1,920	2,121
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-B, 5.00% 2027	2,345	2,824
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	531
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	5,000	5,298
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	3,000	3,425
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	6,250	7,077
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 20292	545	575
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 20392	500	531
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 20492	1,100	1,160
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 20302	300	342
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 20322	1,280	1,448
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 20372	650	736
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 20422	250	281
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 20472	900	1,007
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 20522	2,300	2,567
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 20342	1,000	1,100
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 20442	1,800	1,973
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 2046	1,000	1,064
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 2052	2,000	2,112
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,514
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2054	1,700	2,007
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 2035	1,000	1,116
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 2047	2,000	2,217
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	2,140	2,410
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2053	9,130	10,768
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2034	4,135	4,959
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2039	2,045	2,420
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2044	1,350	1,579
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2049	3,625	4,216
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2034	1,295	1,554
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2039	1,595	1,887
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2049	1,340	1,559
		211,716
Total bonds, notes & other debt instruments (cost: $7,586,110,000)		8,142,081

American High-Income Municipal Bond Fund — Page 75 of 80

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Short-term securities 6.49%	Principal amount (000)	Value (000)
Freddie Mac, Multi Family Certificates, Series 2019-M-055, 1.15% 20283	$3,000	$3,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 1.19% 20253	6,800	6,800
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 1.18% 20333	3,200	3,200
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 1.19% 20293	4,110	4,110
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.45% 2023 (put 2020)2,11	15,400	15,400
State of California, Statewide Communities Dev. Auth., Multi Family Housing Rev. Ref. Bonds (Westgate Pasadena Apartments Project), Series 2013-B, AMT, 1.18% 20423	5,000	5,000
State of Colorado, Tax and Rev. Anticipation Notes, Series 2019, 3.00% 6/26/2020	3,000	3,023
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 1.18% 20473	7,500	7,500
State of Florida, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 1.55% 2026 (put 2020)11	2,500	2,500
State of Idaho, Tax Anticipation Notes, Series 2019, 3.00% 6/30/2020	12,025	12,124
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.19% 20403	23,700	23,700
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.19% 20513	4,000	4,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 1.19% 20223	12,000	12,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.19% 20353	41,500	41,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2006, 1.18% 20403	1,300	1,300
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2007, 1.18% 20423	2,000	2,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.20% 20433	8,850	8,850
State of Massachusetts, City of Boston, Water and Sewer Utility IAM Commercial Paper, Series 2020-A, 1.20% 3/3/2020	2,160	2,160
State of Massachusetts, Health and Educational Facs. Auth., IAM Commercial Paper (Harvard University Issue), Series 2020-EE, 1.00% 5/18/2020	13,000	13,000
State of Michigan, Fin. Auth., State Aid Rev. Bonds, Series 2019-A, 2.00% 8/20/2020	4,000	4,022
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds, (Air Products and Chemicals, Inc. Project), Series 2007, 1.20% 20423	33,500	33,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.19% 20303	20,500	20,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.19% 20303	25,900	25,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.19% 20303	10,700	10,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.19% 20353	18,000	18,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.19% 20353	6,900	6,900
State of New Hampshire, National Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Emerald Renewable Diesel LLC Project), Series 2019, AMT, 2.00% 2049 (put 2020)2,11	10,700	10,740
State of New York, Dormitory Auth., IAM Commercial Paper, Series 2020, 1.00% 6/3/2020	7,600	7,600
State of New York, Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 1.45% 2030 (put 2020)11	3,000	3,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-B-1, 5.00% 5/15/2020	1,000	1,011

American High-Income Municipal Bond Fund — Page 76 of 80

unaudited

Short-term securities (continued)	Principal amount (000)	Value (000)
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.00% 20273	$10,700	$10,700
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 1.18% 20353	12,805	12,805
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.18% 20423	15,595	15,595
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2006-CC-1, 0.94% 20383	3,940	3,940
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 1.18% 20483	14,845	14,845
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-4, 1.18% 20453	8,080	8,080
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 1.18% 20453	4,500	4,500
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.18% 20223	7,195	7,195
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.18% 20313	15,670	15,670
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Republic Services, Inc. Project), Series 2014, AMT, 1.35% 2044 (put 2020)11	9,300	9,304
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds, (Waste Management, Inc. Project), Series 2013, AMT, 1.45% 2045 (put 2020)11	20,000	20,000
State of South Carolina, Public Service Auth., IAM Commercial Paper (Santee Cooper), Series 2020-D, 1.21% 3/5/2020	10,103	10,103
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2019-A, 0.98% 20363	10,000	10,000
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 1.22% 20323	8,300	8,300
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 1.22% 20343	1,180	1,180
State of Texas, County of Alachua, Hospital IAM Commercial Paper, Series 2020, 1.18% 3/5/2020	10,000	10,000
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 1.19% 20243	1,500	1,500
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1995, 1.19% 6/1/20203	8,300	8,300
State of Texas, County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.14% 20313	1,400	1,400
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.19% 20243	2,800	2,800
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/26/2020	5,500	5,587
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 1.19% 20243	17,400	17,400
State of Texas, Lower Colorado River Auth., IAM Commercial Paper, Series 2020, 1.06% 4/9/2020	3,200	3,200
State of Texas, Lower Colorado River Auth., IAM Commercial Paper, Series 2020, 1.22% 2/3/2020	5,250	5,250
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds, (Air Products Project), Series 2005, 1.20% 20403	2,700	2,700
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	17,420	17,716
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.00% 5/19/2020	3,000	3,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 1.20% 2/6/2020	5,000	5,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-1, AMT, 1.45% 2023 (put 2020)11	5,000	5,000

American High-Income Municipal Bond Fund — Page 77 of 80

unaudited

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.19% 20443	$5,425	$5,425
State of Wyoming, County of Uinta, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 1.19% 20223	4,500	4,500
Total short-term securities (cost: $563,958,000)		564,035
Total investment securities 100.10% (cost: $8,150,068,000)		8,706,116
Other assets less liabilities (0.10%)		(8,626)
Net assets 100.00%		$8,697,490

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount12 (000)	Value at 1/31/202013 (000)	Unrealized appreciation (depreciation) at 1/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	1,917	April 2020	$383,400	$414,761	$1,346
5 Year U.S. Treasury Note Futures	Long	1,578	April 2020	157,800	189,865	1,240
10 Year U.S. Treasury Note Futures	Short	1,628	March 2020	(162,800)	(214,336)	(3,100)
30 Year Ultra U.S. Treasury Bond Futures	Short	165	March 2020	(16,500)	(31,959)	(1,067)
						$(1,581)

1	Step bond; coupon rate may change at a later date.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,150,491,000, which represented 13.23% of the net assets of the fund.
3	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
4	Scheduled interest and/or principal payment was not received.
5	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
6	Amount less than one thousand.
7	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,205,000, which represented .08% of the net assets of the fund.
8	Value determined using significant unobservable inputs.
9	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
10	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
11	For short-term securities, the mandatory put date is considered to be the maturity date.
12	Notional amount is calculated based on the number of contracts and notional contract size.
13	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)	11/13/2019	$352	$352.01%
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024	12/1/2019-1/8/2020	344	344.01
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)	11/13/2019	331	331.00
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)	1/8/2020	228	228.00
County of Douglas, Sanitary and Improvement Dist. No. 587 (Townhomes at Village Pointe), Construction Fund Warrants, Series 2018, 7.00% 2024 (100% PIK)	9/26/2019	194	194.00

American High-Income Municipal Bond Fund — Page 78 of 80

unaudited

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Douglas, Sanitary and Improvement Dist. No. 587 (Townhomes at Village Pointe), Construction Fund Warrants, Series 2018, 7.00% 2024 (100% PIK)	9/26/2019	$150	$150.00%
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)	11/13/2019	65	65.00
County of Douglas, Sanitary and Improvement Dist. No. 587 (Townhomes at Village Pointe), Construction Fund Warrants, Series 2018, 7.00% 2024 (100% PIK)	9/26/2019	62	62.00
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)	11/13/2019	56	56.00
County of Douglas, Sanitary and Improvement Dist. No. 587 (Townhomes at Village Pointe), Construction Fund Warrants, Series 2018, 7.00% 2023 (100% PIK)	9/26/2019	27	27.00
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)	11/13/2019	10	10.00
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)	11/13/2019	8	8.00
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)	11/13/2019	3	3.00
County of Douglas, Sanitary and Improvement Dist. No. 596, Construction Fund Warrants, Series 2019, 7.00% 2024 (100% PIK)	11/13/2019	2	2.00
Total private placement securities		$ 1,832	$ 1,832.02%

Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	IAM = Interest at Maturity
Certs. of Part. = Certificates of Participation	LIBOR = London Interbank Offered Rate
Dept. = Department	LOC = Letter of Credit
Dev. = Development	Preref. = Prerefunded
Dist. = District	Redev. = Redevelopment
Econ. = Economic	Ref. = Refunding
Fac. = Facility	Rev. = Revenue
Facs. = Facilities	SIFMA = Securities Industry and Financial Markets Association
Fin. = Finance	USD/$ = U.S. dollars

American High-Income Municipal Bond Fund — Page 79 of 80

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-040-0320O-S73164	American High-Income Municipal Bond Fund — Page 80 of 80

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: March 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: March 31, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2020